UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05577

The Glenmede Fund, Inc.

(Exact name of registrant as specified in charter)

1650 Market Street Suite 4000

Philadelphia, PA 19103

(Address of principal executive offices) (zip code)

Joshua M. Lindauer, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

1177 Avenue of the Americas, 41st Floor

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-442-8299

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Glenmede Quantitative U.S. Large Cap Core Equity Portfolio

Advisor Class | GTLOX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Core Equity Portfolio - Advisor Class (GTLOX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLOX	$97	0.86%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Core Equity Portfolio had a total return of +26.51%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including Parker-Hannifin Corporation with portfolio return of +74.0%

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%.

  Stock selection in the energy sector, including Marathon Petroleum Inc. with portfolio return of +17.0%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including Amkor Technology, Inc. with portfolio return of -39.2%.

  Stock selection in the health care sector, including CVS Health Corporation with portfolio return of -20.8%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLOX	Russell 1000® Index
Oct 2014	$10,000	$10,000
Oct 2015	$10,683	$10,486
Oct 2016	$10,933	$10,933
Oct 2017	$13,856	$13,520
Oct 2018	$14,468	$14,464
Oct 2019	$15,396	$16,511
Oct 2020	$15,104	$18,305
Oct 2021	$21,714	$26,269
Oct 2022	$18,916	$21,967
Oct 2023	$19,752	$24,050
Oct 2024	$24,988	$33,206

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTLOX	26.51%	10.17%	9.59%
Russell 1000® Index	38.07%	15.00%	12.75%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$687,898,406
# of Portfolio Holdings	103
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$4,248,871

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

United Therapeutics Corp.	2.0%
Alphabet, Inc., Class A	1.9%
Hewlett Packard Enterprise Co.	1.8%
Baker Hughes Co.	1.8%
Bank of New York Mellon Corp.	1.7%
Comcast Corp., Class A	1.7%
Dick's Sporting Goods, Inc.	1.7%
Corpay, Inc.	1.6%
TJX Cos., Inc.	1.6%
eBay, Inc.	1.6%

Top 10 Industries (% of TNA as of 10/31/24)

Capital Markets
3.8%
Machinery
4.0%
Technology Hardware, Storage & Peripherals
4.2%
Biotechnology
4.2%
Media
4.5%
Specialty Retail
4.5%
Health Care Providers & Services
4.6%
IT Services
5.6%
Software
7.0%
Semiconductors & Semiconductor Equipment
8.1%
0%
5%
10%

Value	Value
Semiconductors & Semiconductor Equipment	8.1%
Software	7.0%
IT Services	5.6%
Health Care Providers & Services	4.6%
Specialty Retail	4.5%
Media	4.5%
Biotechnology	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Machinery	4.0%
Capital Markets	3.8%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Large Cap Core Equity Portfolio

Advisor Class | GTLOX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Large Cap Core Equity Portfolio

Institutional Class | GTLIX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Core Equity Portfolio - Institutional Class (GTLIX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLIX	$75	0.66%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Core Equity Portfolio had a total return of +26.77%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including Parker-Hannifin Corporation with portfolio return of +74.0%

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%.

  Stock selection in the energy sector, including Marathon Petroleum Inc. with portfolio return of +17.0%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including Amkor Technology, Inc. with portfolio return of -39.2%.

  Stock selection in the health care sector, including CVS Health Corporation with portfolio return of -20.8%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLIXFootnote Reference1	Russell 1000® Index
Oct 2014	$10,000	$10,000
Oct 2015	$10,704	$10,486
Oct 2016	$10,980	$10,933
Oct 2017	$13,941	$13,520
Oct 2018	$14,583	$14,464
Oct 2019	$15,557	$16,511
Oct 2020	$15,285	$18,305
Oct 2021	$22,025	$26,269
Oct 2022	$19,221	$21,967
Oct 2023	$20,115	$24,050
Oct 2024	$25,498	$33,206

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on December 30, 2015 is based on the performance of Advisor Class shares. For the period beginning December 30, 2015, the actual performance of Institutional Class shares is reflected.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 12/30/15
GTLIX	26.77%	10.39%	10.34%
Russell 1000® Index	38.07%	15.00%	13.91%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$687,898,406
# of Portfolio Holdings	103
Portfolio Turnover Rate	61%
Total Advisory Fees Paid	$4,248,871

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

United Therapeutics Corp.	2.0%
Alphabet, Inc., Class A	1.9%
Hewlett Packard Enterprise Co.	1.8%
Baker Hughes Co.	1.8%
Bank of New York Mellon Corp.	1.7%
Comcast Corp., Class A	1.7%
Dick's Sporting Goods, Inc.	1.7%
Corpay, Inc.	1.6%
TJX Cos., Inc.	1.6%
eBay, Inc.	1.6%

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Semiconductors & Semiconductor Equipment	8.1%
Software	7.0%
IT Services	5.6%
Health Care Providers & Services	4.6%
Specialty Retail	4.5%
Media	4.5%
Biotechnology	4.2%
Technology Hardware, Storage & Peripherals	4.2%
Machinery	4.0%
Capital Markets	3.8%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Large Cap Core Equity Portfolio

Institutional Class | GTLIX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio

Advisor Class | GTLLX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio - Advisor Class (GTLLX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTLLX	$101	0.86%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Growth Equity Portfolio had a total return of +33.85%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Growth Index, each of which had returns of +38.07% and +43.77%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Lennar Corp. with portfolio return of +61.7%.

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the energy sector, including ONEOK, Inc. with portfolio return of +57.7%.

  Relative underexposures to the largest constituents of the Russell 1000 Growth Index in which six companies contributed about +57% of the positive return for the Index.

  Stock selection in the information technology sector, including Okta, Inc. with portfolio return of -24.3%.

  Stock selection in the health care sector, including Humana Inc. with portfolio return of -34.8%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLLX	Russell 1000® Index	Russell 1000® Growth Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$11,060	$10,486	$10,918
Oct 2016	$11,156	$10,933	$11,167
Oct 2017	$14,284	$13,520	$14,485
Oct 2018	$15,075	$14,464	$16,037
Oct 2019	$17,864	$16,511	$18,779
Oct 2020	$19,772	$18,305	$24,267
Oct 2021	$28,902	$26,269	$34,752
Oct 2022	$24,085	$21,967	$26,204
Oct 2023	$25,732	$24,050	$31,170
Oct 2024	$34,451	$33,206	$44,812

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTLLX	33.85%	14.03%	13.16%
Russell 1000® Index	38.07%	15.00%	12.75%
Russell 1000® Growth Index	43.77%	19.00%	16.18%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,465,981,658
# of Portfolio Holdings	64
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$8,892,927

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Netflix, Inc.	3.0%
Meta Platforms, Inc., Class A	2.9%
Arista Networks, Inc.	2.9%
NVIDIA Corp.	2.9%
Alphabet, Inc., Class A	2.8%
Microsoft Corp.	2.8%
ServiceNow, Inc.	2.7%
Incyte Corp.	2.6%
Salesforce, Inc.	2.5%
Dick's Sporting Goods, Inc.	2.4%

Top 10 Industries (% of TNA as of 10/31/24)

Biotechnology
3.7%
Entertainment
4.1%
Technology Hardware, Storage & Peripherals
4.7%
Financial Services
5.2%
Electronic Equipment, Instruments & Components
5.8%
IT Services
5.9%
Interactive Media & Services
7.9%
Specialty Retail
9.1%
Semiconductors & Semiconductor Equipment
11.1%
Software
17.7%
0%
5%
10%
15%
20%

Value	Value
Software	17.7%
Semiconductors & Semiconductor Equipment	11.1%
Specialty Retail	9.1%
Interactive Media & Services	7.9%
IT Services	5.9%
Electronic Equipment, Instruments & Components	5.8%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.1%
Biotechnology	3.7%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio

Advisor Class | GTLLX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio

Institutional Class | GTILX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio - Institutional Class (GTILX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTILX	$77	0.66%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Growth Equity Portfolio had a total return of +34.14%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Growth Index, each of which had returns of +38.07% and +43.77%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Lennar Corp. with portfolio return of +61.7%.

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the energy sector, including ONEOK, Inc. with portfolio return of +57.7%.

  Relative underexposures to the largest constituents of the Russell 1000 Growth Index in which six companies contributed about +57% of the positive return for the Index.

  Stock selection in the information technology sector, including Okta, Inc. with portfolio return of -24.3%.

  Stock selection in the health care sector, including Humana Inc. with portfolio return of -34.8%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTILXFootnote Reference1	Russell 1000® Index	Russell 1000® Growth Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$11,082	$10,486	$10,918
Oct 2016	$11,202	$10,933	$11,167
Oct 2017	$14,370	$13,520	$14,485
Oct 2018	$15,195	$14,464	$16,037
Oct 2019	$18,042	$16,511	$18,779
Oct 2020	$20,007	$18,305	$24,267
Oct 2021	$29,306	$26,269	$34,752
Oct 2022	$24,473	$21,967	$26,204
Oct 2023	$26,199	$24,050	$31,170
Oct 2024	$35,144	$33,206	$44,812

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 5, 2015 is based on the performance of Advisor Class shares. For the period beginning November 5, 2015, the actual performance of Institutional Class shares is reflected.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 11/5/15
GTILX	34.14%	14.26%	13.63%
Russell 1000® Index	38.07%	15.00%	13.53%
Russell 1000® Growth Index	43.77%	19.00%	16.89%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,465,981,658
# of Portfolio Holdings	64
Portfolio Turnover Rate	55%
Total Advisory Fees Paid	$8,892,927

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Netflix, Inc.	3.0%
Meta Platforms, Inc., Class A	2.9%
Arista Networks, Inc.	2.9%
NVIDIA Corp.	2.9%
Alphabet, Inc., Class A	2.8%
Microsoft Corp.	2.8%
ServiceNow, Inc.	2.7%
Incyte Corp.	2.6%
Salesforce, Inc.	2.5%
Dick's Sporting Goods, Inc.	2.4%

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Software	17.7%
Semiconductors & Semiconductor Equipment	11.1%
Specialty Retail	9.1%
Interactive Media & Services	7.9%
IT Services	5.9%
Electronic Equipment, Instruments & Components	5.8%
Financial Services	5.2%
Technology Hardware, Storage & Peripherals	4.7%
Entertainment	4.1%
Biotechnology	3.7%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Large Cap Growth Equity Portfolio

Institutional Class | GTILX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Long/Short Equity Portfolio

Advisor Class | GTAPX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Long/Short Equity Portfolio - Advisor Class (GTAPX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTAPX	$263	2.52%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Long/Short Equity Portfolio had a total return of +8.53%. The Portfolio compares its performance to the Russell 3000® Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +37.86% and +14.60%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including EMCOR Group, Inc. with portfolio return of +116.5%.

  Stock selection in the consumer staples sector, including Sprouts Farmers Market, Inc. with portfolio return of +102.6%.

  Stock selection in the consumer discretionary sector, including Stride Inc. with portfolio return of +69.7%.

  Stock selection in the information technology sector, including a short position in Fair Isaac Corporation with a portfolio return of -88.5%.

  Stock selection in the real estate sector, including a short position in Vornado Realty Trust with a portfolio return of -109.7%.

  Stock selection in the materials sector, including shorting Celanese Corporation with a  portfolio return of -33.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTAPX	Russell 3000® Index	Blended IndexFootnote Reference1
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,472	$10,449	$10,151
Oct 2016	$10,537	$10,892	$10,306
Oct 2017	$11,896	$13,504	$11,054
Oct 2018	$11,610	$14,395	$11,416
Oct 2019	$11,107	$16,337	$12,090
Oct 2020	$10,322	$17,995	$12,599
Oct 2021	$12,078	$25,894	$13,517
Oct 2022	$13,124	$21,617	$14,025
Oct 2023	$13,850	$23,429	$14,893
Oct 2024	$15,032	$32,298	$17,069

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTAPX	8.53%	6.24%	4.16%
Russell 3000® Index	37.86%	14.60%	12.44%
Blended Index	14.60%	6.34%	5.95%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$46,119,165
# of Portfolio Holdings	157
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$346,039

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Unum Group	2.3%
Stride, Inc.	2.2%
EMCOR Group, Inc.	2.1%
SkyWest, Inc.	2.1%
Adtalem Global Education, Inc.	2.1%
Sanmina Corp.	2.0%
MGIC Investment Corp.	1.9%
Janus Henderson Group PLC	1.9%
PulteGroup, Inc.	1.8%
Genpact Ltd.	1.8%

Top 10 Industries (% of TNA as of 10/31/24)

Software
2.9%
Metals & Mining
3.1%
Energy Equipment & Services
3.5%
Construction & Engineering
3.8%
Insurance
3.9%
Electronic Equipment, Instruments & Components
4.1%
Diversified Consumer Services
4.3%
IT Services
4.3%
Financial Services
5.3%
Machinery
5.9%
0%
5%
10%

Value	Value
Machinery	5.9%
Financial Services	5.3%
IT Services	4.3%
Diversified Consumer Services	4.3%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.9%
Construction & Engineering	3.8%
Energy Equipment & Services	3.5%
Metals & Mining	3.1%
Software	2.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Long/Short Equity Portfolio

Advisor Class | GTAPX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Long/Short Equity Portfolio

Institutional Class | GTLSX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Long/Short Equity Portfolio - Institutional Class (GTLSX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTLSX	$242	2.32%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Long/Short Equity Portfolio had a total return of +8.74%. The Portfolio compares its performance to the Russell 3000® Index, and a Blended Index comprised of 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index, each of which had returns of +37.86% and +14.60%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including EMCOR Group, Inc. with portfolio return of +116.5%.

  Stock selection in the consumer staples sector, including Sprouts Farmers Market, Inc. with portfolio return of +102.6%.

  Stock selection in the consumer discretionary sector, including Stride Inc. with portfolio return of +69.7%.

  Stock selection in the information technology sector, including a short position in Fair Isaac Corporation with a portfolio return of -88.5%.

  Stock selection in the real estate sector, including a short position in Vornado Realty Trust with a portfolio return of -109.7%.

  Stock selection in the materials sector, including shorting Celanese Corporation with a  portfolio return of -33.0%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTLSXFootnote Reference1	Russell 3000® Index	Blended IndexFootnote Reference2
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,384	$10,449	$10,151
Oct 2016	$10,355	$10,892	$10,306
Oct 2017	$11,588	$13,504	$11,054
Oct 2018	$11,206	$14,395	$11,416
Oct 2019	$10,633	$16,337	$12,090
Oct 2020	$9,912	$17,995	$12,599
Oct 2021	$11,622	$25,894	$13,517
Oct 2022	$12,652	$21,617	$14,025
Oct 2023	$13,377	$23,429	$14,893
Oct 2024	$14,546	$32,298	$17,069

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on September 13, 2019 is based on the performance of Advisor Class shares. For the period beginning September 13, 2019, the actual performance of Institutional Class shares is reflected.
Footnote[2]	The Blended Index is comprised of two benchmarks, weighted 70% Bloomberg U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 9/13/19
GTLSX	8.74%	6.47%	6.18%
Russell 3000® Index	37.86%	14.60%	14.44%
Blended Index	14.60%	6.34%	6.05%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$46,119,165
# of Portfolio Holdings	157
Portfolio Turnover Rate	99%
Total Advisory Fees Paid	$346,039

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Unum Group	2.3%
Stride, Inc.	2.2%
EMCOR Group, Inc.	2.1%
SkyWest, Inc.	2.1%
Adtalem Global Education, Inc.	2.1%
Sanmina Corp.	2.0%
MGIC Investment Corp.	1.9%
Janus Henderson Group PLC	1.9%
PulteGroup, Inc.	1.8%
Genpact Ltd.	1.8%

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Machinery	5.9%
Financial Services	5.3%
IT Services	4.3%
Diversified Consumer Services	4.3%
Electronic Equipment, Instruments & Components	4.1%
Insurance	3.9%
Construction & Engineering	3.8%
Energy Equipment & Services	3.5%
Metals & Mining	3.1%
Software	2.9%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Long/Short Equity Portfolio

Institutional Class | GTLSX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Total Market Equity Portfolio

Advisor Class | GTTMX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Total Market Equity Portfolio - Advisor Class (GTTMX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTTMX	$229	2.04%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Total Market Equity Portfolio had a total return of +24.63%. The Portfolio compares its performance to the Russell 3000® Index, which had a return of +37.86% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer staples sector, including e.l.f. Beauty, Inc. with portfolio return of +123.5%.

  Stock selection in the health care sector, including Catalyst Pharmaceuticals, Inc. with portfolio return of +75.7%.

  Stock selection in the industrials sector, including EMCOR Group, Inc. with portfolio return of +116.5%.

  Stock selection in the information technology sector, including a short position in Fair Isaac Corporation with a portfolio return of -75.9%.

  Stock selection in the communication services sector, including a short position in TKO Group Holdings, Inc. Class A with a portfolio return of -30.3%.

  Stock selection in the real estate sector, including a short position in Vornado Realty Trust with a portfolio return of +115.7%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTTMX	Russell 3000® Index
Oct 2014	$10,000	$10,000
Oct 2015	$10,394	$10,449
Oct 2016	$10,432	$10,892
Oct 2017	$13,476	$13,504
Oct 2018	$13,882	$14,395
Oct 2019	$14,452	$16,337
Oct 2020	$13,178	$17,995
Oct 2021	$21,924	$25,894
Oct 2022	$20,223	$21,617
Oct 2023	$19,515	$23,429
Oct 2024	$24,321	$32,298

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTTMX	24.63%	10.97%	9.29%
Russell 3000® Index	37.86%	14.60%	12.44%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$35,799,232
# of Portfolio Holdings	168
Portfolio Turnover Rate	70%
Total Advisory Fees Paid	$267,296

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

EMCOR Group, Inc.	3.1%
MGIC Investment Corp.	3.0%
Unum Group	2.7%
Taylor Morrison Home Corp.	2.6%
Cargurus, Inc.	2.5%
Catalyst Pharmaceuticals, Inc.	2.4%
Stride, Inc.	2.3%
Merit Medical Systems, Inc.	2.3%
Sanmina Corp.	2.3%
Molina Healthcare, Inc.	2.3%

Top 10 Industries (% of TNA as of 10/31/24)

Banks
4.2%
Semiconductors & Semiconductor Equipment
4.6%
Electronic Equipment, Instruments & Components
4.6%
Media
4.8%
Specialty Retail
5.1%
Machinery
5.4%
IT Services
6.0%
Software
7.3%
Biotechnology
7.5%
Financial Services
8.2%
0%
5%
10%

Value	Value
Financial Services	8.2%
Biotechnology	7.5%
Software	7.3%
IT Services	6.0%
Machinery	5.4%
Specialty Retail	5.1%
Media	4.8%
Electronic Equipment, Instruments & Components	4.6%
Semiconductors & Semiconductor Equipment	4.6%
Banks	4.2%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Total Market Equity Portfolio

Advisor Class | GTTMX

Annual Shareholder Report

October 31, 2024

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Advisor Class (GTCSX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCSX	$107	0.94%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Small Capitalization Equity Portfolio had a total return of +28.32%. The Portfolio compares its performance to the Russell 2000® Index and the Russell 2000® Value Index, each of which had a returns of +34.07% and +31.77%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Evercore, Inc. with portfolio return of +106.3%.

  Stock selection in the Industrials sector, including Emcor Group, Inc. with portfolio return of +90.91%.

  Stock selection in the Energy sector, including CNX Resources Corp. with portfolio return of +56.68%.

  Stock selection in the Health Care sector, including Ironwood Pharmaceuticals, Inc. with portfolio return of -52.73%.

  Stock selection in the Consumer Staples sector, including Grocery Outlet Holdings, Inc. with portfolio return of -48.32%.

  Stock selection in the Information Technology sector, including Diodes, Inc. with portfolio return of -10.14%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCSX	Russell 2000® Index	Russell 2000® Value Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,303	$10,034	$9,712
Oct 2016	$10,259	$10,446	$10,568
Oct 2017	$13,115	$13,355	$13,190
Oct 2018	$13,039	$13,603	$13,112
Oct 2019	$12,699	$14,270	$13,534
Oct 2020	$12,492	$14,251	$11,650
Oct 2021	$19,956	$21,490	$19,141
Oct 2022	$18,641	$17,506	$17,087
Oct 2023	$18,075	$16,006	$15,391
Oct 2024	$23,186	$21,460	$20,280

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

aatr	1 Year	5 Years	10 Years
GTCSX	28.32%	12.80%	8.78%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,274,557,139
# of Portfolio Holdings	87
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,561,694

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Evercore, Inc., Class A	2.1%
Kontoor Brands, Inc.	2.0%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
Frontdoor, Inc.	1.7%
Stifel Financial Corp.	1.7%
Cargurus, Inc.	1.6%
WESCO International, Inc.	1.6%
CommVault Systems, Inc.	1.6%
Valvoline, Inc.	1.6%

Top 10 Industries (% of TNA as of 10/31/24)

Health Care Providers & Services
3.3%
Professional Services
3.4%
Oil, Gas & Consumable Fuels
3.4%
Specialty Retail
3.9%
Health Care Equipment & Supplies
4.1%
Trading Companies & Distributors
4.3%
Software
5.5%
Capital Markets
6.1%
Short-Term Investments
8.8%
Banks
10.1%
0%
5%
10%
15%

Value	Value
Banks	10.1%
Short-Term Investments	8.8%
Capital Markets	6.1%
Software	5.5%
Trading Companies & Distributors	4.3%
Health Care Equipment & Supplies	4.1%
Specialty Retail	3.9%
Oil, Gas & Consumable Fuels	3.4%
Professional Services	3.4%
Health Care Providers & Services	3.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Small Cap Equity Portfolio

Advisor Class | GTCSX

Annual Shareholder Report

October 31, 2024

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Small Cap Equity Portfolio - Institutional Class (GTSCX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSCX	$85	0.74%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Small Capitalization Equity Portfolio had a total return of +28.58%. The Portfolio compares its performance to the Russell 2000® Index and the Russell 2000® Value Index, each of which had a returns of +34.08% and +31.77%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the Financials sector, including Evercore, Inc. with portfolio return of +106.3%.

  Stock selection in the Industrials sector, including Emcor Group, Inc. with portfolio return of +90.91%.

  Stock selection in the Energy sector, including CNX Resources Corp. with portfolio return of +56.68%.

  Stock selection in the Health Care sector, including Ironwood Pharmaceuticals, Inc. with portfolio return of -52.73%.

  Stock selection in the Consumer Staples sector, including Grocery Outlet Holdings, Inc. with portfolio return of -48.32%.

  Stock selection in the Information Technology sector, including Diodes, Inc. with portfolio return of -10.14%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTSCX	Russell 2000® Index	Russell 2000® Value Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,324	$10,034	$9,712
Oct 2016	$10,298	$10,446	$10,568
Oct 2017	$13,191	$13,355	$13,190
Oct 2018	$13,144	$13,603	$13,112
Oct 2019	$12,831	$14,270	$13,534
Oct 2020	$12,646	$14,251	$11,650
Oct 2021	$20,239	$21,490	$19,141
Oct 2022	$18,945	$17,506	$17,087
Oct 2023	$18,402	$16,006	$15,391
Oct 2024	$23,662	$21,460	$20,280

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

aatr	1 Year	5 Years	10 Years
GTSCX	28.58%	13.02%	8.99%
Russell 2000® Index	34.07%	8.50%	7.94%
Russell 2000® Value Index	31.77%	8.42%	7.33%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$1,274,557,139
# of Portfolio Holdings	87
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$6,561,694

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Evercore, Inc., Class A	2.1%
Kontoor Brands, Inc.	2.0%
CACI International, Inc., Class A	1.9%
Western Alliance Bancorp	1.8%
Frontdoor, Inc.	1.7%
Stifel Financial Corp.	1.7%
Cargurus, Inc.	1.6%
WESCO International, Inc.	1.6%
CommVault Systems, Inc.	1.6%
Valvoline, Inc.	1.6%

Top 10 Industries (% of TNA as of 10/31/24)

Value	Value
Banks	10.1%
Short-Term Investments	8.8%
Capital Markets	6.1%
Software	5.5%
Trading Companies & Distributors	4.3%
Health Care Equipment & Supplies	4.1%
Specialty Retail	3.9%
Oil, Gas & Consumable Fuels	3.4%
Professional Services	3.4%
Health Care Providers & Services	3.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Small Cap Equity Portfolio

Institutional Class | GTSCX

Annual Shareholder Report

October 31, 2024

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Strategic Equity Portfolio - Advisor Class (GTCEX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTCEX	$99	0.87%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Strategic Equity Portfolio had a total return of +28.35%. The Portfolio compares its performance to the S&P 500® Index (the “Index”), which had a return of +38.02% over the same period. The graph and table below also show how the Portfolio's performance compares to the Dow Jones Industrial Average Index.

 Top Contributors

 Top Detractors

  Stock selection in the health care sector, including Eli Lilly and Company with a portfolio return of +50.8%.

  Stock selection in the materials sector, including Martin Marietta Materials, Inc. with a portfolio return of +45.7%.

  Relative underweight to the energy sector, which had a return of +8.1% for the Index.

  Stock selection in the information technology sector, including Adobe Inc. with a portfolio return of -10.2% and the Portfolio not holding NVIDIA Corporation which had a return of +225.7% that added 6.1 percentage points to the Index annual return.

  Stock selection in the communications sector, including Comcast Corporation Class A with a portfolio return of +8.9% and the Portfolio not holding Meta Platforms Inc Class A which had a return of +89.0% that added 1.0 percentage points to the Index annual return.

  Stock selection in the consumer staples sector, including Dollar General Corporation with a portfolio return of -31.4%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCEX	S&P 500® Index	Dow Jones Industrial Average Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,449	$10,520	$10,406
Oct 2016	$10,994	$10,994	$10,977
Oct 2017	$14,054	$13,593	$14,497
Oct 2018	$14,777	$14,591	$15,927
Oct 2019	$16,920	$16,681	$17,570
Oct 2020	$16,889	$18,301	$17,630
Oct 2021	$24,078	$26,155	$24,282
Oct 2022	$20,720	$22,334	$22,645
Oct 2023	$22,788	$24,599	$23,362
Oct 2024	$29,249	$33,950	$30,102

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTCEX	28.35%	11.57%	11.33%
S&P 500® Index	38.02%	15.27%	13.00%
Dow Jones Industrial Average Index	28.85%	11.37%	11.65%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$179,733,247
# of Portfolio Holdings	43
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$986,827

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Alphabet, Inc., Class C	6.2%
Microsoft Corp.	5.3%
Apple, Inc.	4.6%
Mastercard, Inc., Class A	4.2%
Booking Holdings, Inc.	3.8%
Amphenol Corp., Class A	3.7%
Oracle Corp.	3.3%
Martin Marietta Materials, Inc.	3.1%
Eli Lilly & Co.	3.1%
Adobe, Inc.	3.0%

Top 10 Industries (% of TNA as of 10/31/24)

IT Services
4.3%
Pharmaceuticals
4.3%
Health Care Providers & Services
4.3%
Specialty Retail
4.5%
Technology Hardware, Storage & Peripherals
4.6%
Banks
5.1%
Hotels, Restaurants & Leisure
5.2%
Financial Services
6.1%
Interactive Media & Services
6.2%
Software
11.7%
0%
5%
10%
15%

Value	Value
Software	11.7%
Interactive Media & Services	6.2%
Financial Services	6.1%
Hotels, Restaurants & Leisure	5.2%
Banks	5.1%
Technology Hardware, Storage & Peripherals	4.6%
Specialty Retail	4.5%
Health Care Providers & Services	4.3%
Pharmaceuticals	4.3%
IT Services	4.3%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Strategic Equity Portfolio

Advisor Class | GTCEX

Annual Shareholder Report

October 31, 2024

Glenmede Women in Leadership U.S. Equity Portfolio

Advisor Class | GWILX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Women in Leadership U.S. Equity Portfolio - Advisor Class (GWILX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GWILX	$98	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Women in Leadership U.S. Equity Portfolio had a total return of +31.05%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the energy sector, including Kinder Morgan, Inc. with portfolio return of +57.0%.

  An overweight in the utilities sector with a portfolio return of +38.9%, including NiSource Inc. with portfolio return of +44.8%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including Arrow Electronics, Inc. with portfolio return of -6.1%.

  Stock selection in the health care sector, including Merck & Co., Inc. with portfolio return of -9.5%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GWILX	Russell 1000® Index
Dec 2015	$10,000	$10,000
Oct 2016	$10,773	$10,709
Oct 2017	$13,370	$13,244
Oct 2018	$13,819	$14,168
Oct 2019	$15,167	$16,173
Oct 2020	$14,840	$17,930
Oct 2021	$21,361	$25,732
Oct 2022	$18,553	$21,518
Oct 2023	$19,321	$23,558
Oct 2024	$25,319	$32,527

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 12/22/15
GWILX	31.05%	10.79%	11.05%
Russell 1000® Index	38.07%	15.00%	14.23%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$22,856,726
# of Portfolio Holdings	79
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$51,011

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Trane Technologies PLC	2.8%
Bank of New York Mellon Corp.	2.7%
Hewlett Packard Enterprise Co.	2.6%
QUALCOMM, Inc.	2.5%
eBay, Inc.	2.5%
nVent Electric PLC	2.5%
Zoom Video Communications, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Gitlab, Inc., Class A	2.2%
Bank of America Corp.	2.1%

Top 10 Industries (% of TNA as of 10/31/24)

Specialty Retail 3.5%
Banks 3.8%
Technology Hardware, Storage & Peripherals 3.9%
Pharmaceuticals 4.1%
Semiconductors & Semiconductor Equipment 4.3%
Communications Equipment 4.3%
Financial Services 4.4%
Health Care Providers & Services 4.7%
Media 4.9%
Software 13.4%
0%
5%
10%
15%

Value	Value
Software	13.4%
Media	4.9%
Health Care Providers & Services	4.7%
Financial Services	4.4%
Communications Equipment	4.3%
Semiconductors & Semiconductor Equipment	4.3%
Pharmaceuticals	4.1%
Technology Hardware, Storage & Peripherals	3.9%
Banks	3.8%
Specialty Retail	3.5%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Women in Leadership U.S. Equity Portfolio

Advisor Class | GWILX

Annual Shareholder Report

October 31, 2024

Glenmede Environmental Accountability Portfolio

Advisor Class | RESGX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Environmental Accountability Portfolio - Advisor Class (RESGX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
RESGX	$96	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Glenmede Environmental Accountability Portfolio had a total return of +26.43%. The Portfolio compares its performance to the Russell 1000® Index, which had a return of +38.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%.

  Stock selection in the industrials sector, including Trane Technologies with portfolio return of +96.7%.

  Stock selection in the real estate sector, including CBRE, Inc. with portfolio return of +88.9%.

  Relative underexposures to the largest constituents of the Russell 1000 Index in which six companies contributed about +35% of the positive return for the Index.

  Stock selection in the information technology sector, including UiPath, Inc. with portfolio return of -47.4%.

  Stock selection in the health care sector, including Humana Inc. with portfolio return of -30.3%.

Portfolio Performance

Total Return Based on $10,000 Investment

	RESGX	Russell 1000® Index
Dec 2015	$10,000	$10,000
Oct 2016	$10,887	$10,709
Oct 2017	$13,764	$13,244
Oct 2018	$14,453	$14,168
Oct 2019	$15,434	$16,173
Oct 2020	$15,568	$17,930
Oct 2021	$22,777	$25,732
Oct 2022	$19,585	$21,518
Oct 2023	$20,044	$23,558
Oct 2024	$25,342	$32,527

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 12/22/15
RESGX	26.43%	10.43%	11.06%
Russell 1000® Index	38.07%	15.00%	14.23%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$23,926,498
# of Portfolio Holdings	75
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$36,427

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Toll Brothers, Inc.	2.5%
CBRE Group, Inc., Class A	2.2%
General Mills, Inc.	2.1%
Dick's Sporting Goods, Inc.	2.1%
NXP Semiconductors NV	2.0%
Trane Technologies PLC	2.0%
AT&T, Inc.	2.0%
Omnicom Group, Inc.	1.9%
Alphabet, Inc., Class A	1.9%
Citigroup, Inc.	1.9%

Top 10 Industries (% of TNA as of 10/31/24)

Biotechnology
3.4%
Capital Markets
3.6%
Building Products
3.6%
Financial Services
3.7%
Communications Equipment
4.0%
Specialty Retail
4.5%
Health Care Providers & Services
4.5%
IT Services
5.1%
Software
7.2%
Semiconductors & Semiconductor Equipment
8.7%
0%
5%
10%

Value	Value
Semiconductors & Semiconductor Equipment	8.7%
Software	7.2%
IT Services	5.1%
Health Care Providers & Services	4.5%
Specialty Retail	4.5%
Communications Equipment	4.0%
Financial Services	3.7%
Building Products	3.6%
Capital Markets	3.6%
Biotechnology	3.4%

Material Portfolio Changes

This is a summary of certain changes of the Portfolio during the year endedOctober 31, 2024 .

Effective October 7, 2024, the Portfolio's name has been changed from the "Responsible ESG U.S. Equity Portfolio" to the "Environmental Accountability Portfolio." In connection with the name change, the Portfolio's principal investment strategy changed from investing at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities that meet the Portfolio's environmental, socially responsible and governance criteria to investing at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities that meet the Portfolio's environmental criteria. No other material changes to the Portfolio have occurred.

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Environmental Accountability Portfolio

Advisor Class | RESGX

Annual Shareholder Report

October 31, 2024

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Equity Income Portfolio - Advisor Class (GEQIX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GEQIX	$96	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Equity Income Portfolio had a total return of +25.04%. The Portfolio compares its performance to the S&P 500® Index (the “S&P 500”), and the Russell 1000® Value Index, which had returns of +38.02% and +30.98%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the financials sector, including Fidelity National Information Service, Inc. with a portfolio return of +87.0%.

  Relative overweight to the financials sector, with a portfolio return of +50.3% and an average portfolio weight of 20.0% versus the S&P 500 at a 12.9% weight.

  Relative underweight to the consumer discretionary sector, which had a return of +32.0% for the S&P 500.

  Relative underweight to the information technology sector, which had a return of +51.2% for the S&P 500.

  Stock selection in the consumer staples sector, including Dollar General Corporation with a portfolio return of -31.4%.

  Stock selection in the information technology sector, Cisco Systems, Inc. with a portfolio return of +8.5% and the Portfolio not holding NVIDIA Corporation with a return of +225.7% that added 6.1 percentage points to the S&P 500 annual return.

Portfolio Performance

Total Return Based on $10,000 Investment

	GEQIX	S&P 500® Index	Russell 1000® Value Index
Dec 2016	$10,000	$10,000	$10,000
Oct 2017	$11,177	$11,532	$10,736
Oct 2018	$11,489	$12,380	$11,062
Oct 2019	$13,177	$14,153	$12,302
Oct 2020	$13,127	$15,528	$11,371
Oct 2021	$17,869	$22,191	$16,347
Oct 2022	$17,387	$18,949	$15,203
Oct 2023	$17,283	$20,871	$15,224
Oct 2024	$21,611	$28,805	$19,940

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 12/21/16
GEQIX	25.04%	10.40%	10.30%
S&P 500® Index	38.02%	15.27%	14.44%
Russell 1000® Value Index	30.98%	10.14%	9.17%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$18,691,786
# of Portfolio Holdings	48
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$51,734

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

JPMorgan Chase & Co.	3.6%
Oracle Corp.	3.4%
Allstate Corp.	3.0%
Fidelity National Information Services, Inc.	2.7%
Snap-on, Inc.	2.7%
Texas Instruments, Inc.	2.7%
Cisco Systems, Inc.	2.7%
Ameriprise Financial, Inc.	2.6%
DTE Energy Co.	2.6%
RTX Corp.	2.4%

Top 10 Industries (% of TNA as of 10/31/24)

Pharmaceuticals
3.5%
Media
3.5%
Banks
3.6%
Oil, Gas & Consumable Fuels
4.0%
Chemicals
4.2%
Machinery
4.4%
Hotels, Restaurants & Leisure
4.4%
Health Care Equipment & Supplies
6.3%
Insurance
6.6%
Capital Markets
8.3%
0%
5%
10%

Value	Value
Capital Markets	8.3%
Insurance	6.6%
Health Care Equipment & Supplies	6.3%
Hotels, Restaurants & Leisure	4.4%
Machinery	4.4%
Chemicals	4.2%
Oil, Gas & Consumable Fuels	4.0%
Banks	3.6%
Media	3.5%
Pharmaceuticals	3.5%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Equity Income Portfolio

Advisor Class | GEQIX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative International Equity Portfolio

Advisor Class | GTCIX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative International Equity Portfolio - Advisor Class (GTCIX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GTCIX	$113	1.00%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative International Equity Portfolio had a total return of +25.78%. The Portfolio compares its performance to the MSCI World Ex-United States Index, which had a return of +23.83% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the materials sector, including CRH public limited company with portfolio return of +69.6%

  Stock selection in the consumer staples sector, including Imperial Brands PLC with a portfolio return of +46.1%.

  Stock selection in the consumer discretionary sector, including Industria DE Diseno Textil, S.A. with a portfolio return of +69.4%.

  Stock selection in the health care sector, including ONO Pharmaceutical Co., Ltd. with a portfolio return of -21.0%.

  Stock selection in the real estate sector, including Wharf Real Estate Investment Company Limited with a portfolio return of -13.8%.

  Stock selection in the utilities sector, including ENL Spa with a portfolio return of -6.5%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTCIX	MSCI World Excluding United States Index
Oct 2014	$10,000	$10,000
Oct 2015	$9,817	$9,819
Oct 2016	$9,479	$9,595
Oct 2017	$11,466	$11,777
Oct 2018	$10,228	$10,981
Oct 2019	$11,108	$12,197
Oct 2020	$9,875	$11,369
Oct 2021	$13,031	$15,416
Oct 2022	$10,699	$12,019
Oct 2023	$12,313	$13,528
Oct 2024	$15,488	$16,753

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTCIX	25.78%	6.87%	4.47%
MSCI World Excluding United States Index	23.84%	6.55%	5.30%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$25,829,538
# of Portfolio Holdings	79
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$99,899

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Volvo AB, Class B	2.2%
Intesa Sanpaolo SpA	2.0%
Canadian Imperial Bank of Commerce	2.0%
Honda Motor Co. Ltd.	1.9%
Brambles Ltd.	1.9%
Holcim AG	1.8%
Cie de Saint-Gobain SA	1.8%
Deutsche Telekom AG	1.8%
Novartis AG	1.8%
Nitto Denko Corp.	1.7%

Country Composition (% of TNA as of 10/31/24)

Japan
21.6%
United Kingdom
12.4%
Canada
10.5%
Germany
9.7%
France
9.1%
Switzerland
8.1%
Australia
4.8%
Spain
4.5%
United States
1.5%
Netherlands
3.3%
Short-Term Investments
3.3%
Italy
3.2%
Denmark
2.9%
Sweden
2.2%
Singapore
2.0%
Austria
1.6%
0%
10%
20%
30%

Value	Value
Austria	1.6%
Singapore	2.0%
Sweden	2.2%
Denmark	2.9%
Italy	3.2%
Short-Term Investments	3.3%
Netherlands	3.3%
United States	1.5%
Spain	4.5%
Australia	4.8%
Switzerland	8.1%
France	9.1%
Germany	9.7%
Canada	10.5%
United Kingdom	12.4%
Japan	21.6%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative International Equity Portfolio

Advisor Class | GTCIX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Large Cap Value Equity Portfolio

Advisor Class | GQLVX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Large Cap Value Equity Portfolio - Advisor Class (GQLVX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQLVX	$96	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Large Cap Value Equity Portfolio had a total return of +26.50%. The Portfolio compares its performance to the Russell 1000® Index and Russell 1000® Value Index, each of which had returns of +38.07% and +30.98%, respectively over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Toll Brothers, Inc. with portfolio return of +108.7%

  Stock selection in the financials sector, including Synchrony Financial with portfolio return of +100.1%.

  Stock selection in the materials sector, including CRH plc with portfolio return of +29.1%.

  Stock selection in the health care sector, including Humana, Inc. with portfolio return of -30.9%.

  Stock selection in the consumer staples sector, including Archer-Daniels-Midland Company with portfolio return of -31.1%.

  Stock selection in the information technology sector, including Skyworks Solutions, Inc.  with portfolio return of -4.5%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GQLVX	Russell 1000® Index	Russell 1000® Value Index
Nov 2017	$10,000	$10,000	$10,000
Oct 2018	$9,931	$10,665	$10,310
Oct 2019	$10,659	$12,174	$11,466
Oct 2020	$9,573	$13,497	$10,598
Oct 2021	$14,040	$19,370	$15,236
Oct 2022	$13,550	$16,197	$14,170
Oct 2023	$13,352	$17,733	$14,189
Oct 2024	$16,890	$24,484	$18,584

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 11/13/17
GQLVX	26.50%	9.64%	7.81%
Russell 1000® Index	38.07%	15.00%	13.72%
Russell 1000® Value Index	30.98%	10.14%	9.30%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,083,801
# of Portfolio Holdings	96
Portfolio Turnover Rate	72%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Caterpillar, Inc.	2.5%
Bank of America Corp.	2.4%
Gilead Sciences, Inc.	2.3%
CME Group, Inc.	2.2%
Bristol-Myers Squibb Co.	2.2%
Baker Hughes Co.	2.2%
CRH PLC	2.2%
Comcast Corp., Class A	2.2%
Owens Corning	2.2%
United Therapeutics Corp.	2.1%

Sector Diversification (% of TNA as of 10/31/24)

Short-Term Investments
0.8%
Real Estate
1.6%
Utilities
4.0%
Materials
5.0%
Consumer Staples
5.8%
Energy
7.4%
Industrials
10.8%
Consumer Discretionary
11.0%
Information Technology
13.5%
Health Care
17.7%
Financials
21.7%
0%
10%
20%
30%

Value	Value
Financials	21.7%
Health Care	17.7%
Information Technology	13.5%
Consumer Discretionary	11.0%
Industrials	10.8%
Energy	7.4%
Consumer Staples	5.8%
Materials	5.0%
Utilities	4.0%
Real Estate	1.6%
Short-Term Investments	0.8%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Large Cap Value Equity Portfolio

Advisor Class | GQLVX

Annual Shareholder Report

October 31, 2024

Glenmede Quantitative U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Quantitative U.S. Small Cap Equity Portfolio - Advisor Class (GQSCX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
GQSCX	$100	0.85%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Quantitative U.S. Small Cap Equity Portfolio had a total return of +34.45%. The Portfolio compares its performance to the Russell 2000® Index, which had a return of +34.07% over the same period.

 Top Contributors

 Top Detractors

  Stock selection in the consumer discretionary sector, including Modine Manufacturing Company with portfolio return of +129.2%

  Stock selection in the industrials sector, including Sterling Infrastructure, Inc. with portfolio return of +112.0%.

  Stock selection in the health care sector, including MacroGenics, Inc. with portfolio return of +233.9%.

  Stock selection in the materials sector, including Metallus Inc. with portfolio return of -36.0%.

  Stock selection in the consumer staples sector, including Herbalife Ltd. with portfolio return of -39.5%.

  Stock selection in the financials sector, including Midland States Bancorp, Inc. with portfolio return of -20.8%.

Portfolio Performance

Total Return Based on $10,000 Investment

	GQSCX	Russell 2000® Index
Nov 2017	$10,000	$10,000
Oct 2018	$10,285	$10,372
Oct 2019	$10,511	$10,880
Oct 2020	$9,736	$10,865
Oct 2021	$15,426	$16,385
Oct 2022	$14,969	$13,347
Oct 2023	$14,292	$12,204
Oct 2024	$19,215	$16,363

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 11/13/17
GQSCX	34.45%	12.82%	9.83%
Russell 2000® Index	34.07%	8.50%	7.32%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$2,215,535
# of Portfolio Holdings	137
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$0

What did the Portfolio invest in?

Top 10 Holdings (% of TNA as of 10/31/24)

Sterling Infrastructure, Inc.	2.1%
Stride, Inc.	1.6%
CareDx, Inc.	1.5%
Abercrombie & Fitch Co., Class A	1.3%
Teekay Tankers Ltd., Class A	1.2%
Interface, Inc.	1.2%
Zymeworks, Inc.	1.2%
Tri Pointe Homes, Inc.	1.2%
Q2 Holdings, Inc.	1.1%
Adtalem Global Education, Inc.	1.1%

Sector Diversification (% of TNA as of 10/31/24)

Consumer Staples
1.8%
Communication Services
2.1%
Short-Term Investments
2.6%
Utilities
3.2%
Real Estate
3.6%
Materials
3.9%
Energy
6.0%
Consumer Discretionary
11.1%
Information Technology
14.3%
Industrials
15.4%
Health Care
18.6%
Financials
19.2%
0%
5%
10%
15%
20%

Value	Value
Financials	19.2%
Health Care	18.6%
Industrials	15.4%
Information Technology	14.3%
Consumer Discretionary	11.1%
Energy	6.0%
Materials	3.9%
Real Estate	3.6%
Utilities	3.2%
Short-Term Investments	2.6%
Communication Services	2.1%
Consumer Staples	1.8%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Quantitative U.S. Small Cap Equity Portfolio

Advisor Class | GQSCX

Annual Shareholder Report

October 31, 2024

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Global Secured Options Portfolio - Advisor Class (NOVIX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment*
NOVIX	$112	1.01%
Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Global Secured Options Portfolio had a total return of +21.52%. The Portfolio compares its performance to the MSCI ACWI Index and the Blended PutWrite Index, each of which had returns of +32.79% and +13.82%, respectively. Our total return outperformed our blended MSCI ACWI PutWrite Benchmark by 7.70% net.

 Top Contributors

 Top Detractors

  The Portfolio’s overweight to large cap U.S. stocks benefited the Portfolio’s total return, as the S&P 500 Index returned +37.99% for the fiscal year.

  The Portfolio’s overweight to MSCI Emerging Markets benefited the Portfolio’s total return, as the MSCI Emerging Markets Index returned +25.80% over the fiscal year.

  The Portfolio’s underweight to the MSCI EAFA benefited return, as the MSCI EAFA returned +23.68% over the fiscal year.

  Cash secured put options limited the Portfolio’s upside potential relative to the MSCI ACWI, and returned +21.30% during the fiscal year.

  The realized volatility of the MSCI ACWI was greater than the market expected during the year, with a slightly negative impact on the Portfolio’s performance.

  Our defensive positioning caused underperformance relative to the Portfolio’s MSCI ACWI benchmarks.

Portfolio Performance

Total Return Based on $10,000 Investment

	NOVIX	MSCI All Country World Index Net	Blended PutWrite IndexFootnote Reference1
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$9,722	$9,997	$10,164
Oct 2016	$9,579	$10,201	$10,547
Oct 2017	$10,626	$12,568	$11,725
Oct 2018	$10,545	$12,503	$11,411
Oct 2019	$11,448	$14,078	$11,728
Oct 2020	$11,326	$14,766	$10,399
Oct 2021	$13,771	$20,270	$13,170
Oct 2022	$11,933	$16,225	$11,948
Oct 2023	$13,452	$17,929	$12,775
Oct 2024	$16,318	$23,808	$14,540

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The Blended PutWrite Index is comprised of four benchmarks, weighted 40% CBOE S&P 500® PutWrite T-W Index, 10% CBOE Russell 2000® PutWrite Index, 40% CBOE MSCI EAFE PutWrite Index and 10% CBOE MSCI Emerging Markets PutWrite Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
NOVIX	21.52%	7.38%	5.04%
MSCI All Country World Index Net	32.79%	11.08%	9.06%
Blended PutWrite Index	13.82%	4.39%	3.81%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$19,934,007
# of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$70,108

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/24)

Value	Value
Purchased Options	59.8%
U.S. Treasury Bills	12.1%
Repurchase Agreements	0.1%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Global Secured Options Portfolio

Advisor Class | NOVIX

Annual Shareholder Report

October 31, 2024

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Advisor Class (GTSOX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GTSOX	$93	0.86%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Secured Options Portfolio had a total return of +15.88%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index, each of which had returns of +38.02% and +17.94%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash secured put options had a cash yield of +5.7% per annum.

  Equity Risk Premium earned was +16.35%.

  Our process for cycling through monthly expiration (replacing expiring options with new options) added 10 basis points (bps) to the Portfolio’s total return relative to the CBOE S&P 500 PutWrite Index.

  Realized volatility was higher than what the market expected, leading to a -0.77% Volatility Risk Premium over the reporting period.

  The CBOE S&P 500 PutWrite Index underperformed CBOE S&P 500 Buy-Write Index by -0.57%.

  Our defensive positioning (lower strike selection) caused -0.96% of underperformance relative to the CBOE S&P 500 PutWrite Index.

Portfolio Performance

Total Return Based on $10,000 Investment

	GTSOX	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,637	$10,520	$10,698
Oct 2016	$11,178	$10,994	$11,191
Oct 2017	$12,020	$13,593	$12,511
Oct 2018	$12,358	$14,591	$12,725
Oct 2019	$13,399	$16,681	$13,292
Oct 2020	$12,931	$18,301	$12,446
Oct 2021	$16,432	$26,155	$16,471
Oct 2022	$14,576	$22,334	$15,212
Oct 2023	$16,225	$24,599	$17,010
Oct 2024	$18,787	$33,950	$20,063

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	10 Years
GTSOX	15.88%	6.99%	6.51%
S&P 500® Index	38.02%	15.27%	13.00%
CBOE S&P 500® Put-Write Index	17.94%	8.58%	7.21%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$611,136,660
# of Portfolio Holdings	22
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,132,308

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/24)

Value	Value
Purchased Options	107.1%
U.S. Treasury Bills	21.5%
Exchange-Traded Funds	4.6%
Repurchase Agreements	0.2%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Secured Options Portfolio

Advisor Class | GTSOX

Annual Shareholder Report

October 31, 2024

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Annual Shareholder Report

October 31, 2024

Portfolio Overview

This annual shareholder report contains important information about the Glenmede Secured Options Portfolio - Institutional Class (GLSOX) for the period of November 1, 2023 to October 31, 2024.You can find additional information about the Portfolio at www.glenmedeim.com/funds/. You can also request this information by contacting us at 1-800-442-8299.

What were the Portfolio costs for the past year?

Annual Portfolio Operating Expenses

(based on a hypothetical $10,000 investment)

Ticker	Costs of a hypothetical $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLSOX	$71	0.66%

How did the Portfolio perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Secured Options Portfolio had a total return of +16.20%. The Portfolio compares its performance to the S&P 500® Index and the CBOE S&P 500® PutWrite Index, each of which had returns of +38.02% and +17.94%, respectively, over the same period.

 Top Contributors

 Top Detractors

  Cash secured put options had a cash yield of +5.7% per annum.

  Equity Risk Premium earned was +16.35%.

  Our process for cycling through monthly expiration (replacing expiring options with new options) added 10 basis points (bps) to the Portfolio’s total return relative to the CBOE S&P 500 PutWrite Index.

  Realized volatility was higher than what the market expected, leading to a -0.77% Volatility Risk Premium over the reporting period.

  The CBOE S&P 500 PutWrite Index underperformed CBOE S&P 500 Buy-Write Index by -0.57%.

  Our defensive positioning (lower strike selection) caused -0.96% of underperformance relative to the CBOE S&P 500 PutWrite Index.

Portfolio Performance

Total Return Based on $10,000 Investment

	GLSOXFootnote Reference1	S&P 500® Index	CBOE S&P 500® Put-Write Index
Oct 2014	$10,000	$10,000	$10,000
Oct 2015	$10,662	$10,520	$10,698
Oct 2016	$11,226	$10,994	$11,191
Oct 2017	$12,091	$13,593	$12,511
Oct 2018	$12,450	$14,591	$12,725
Oct 2019	$13,537	$16,681	$13,292
Oct 2020	$13,089	$18,301	$12,446
Oct 2021	$16,670	$26,155	$16,471
Oct 2022	$14,810	$22,334	$15,212
Oct 2023	$16,513	$24,599	$17,010
Oct 2024	$19,174	$33,950	$20,063

The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemptions of Portfolio shares. Please call the Portfolio at 1-800-442-8299 to obtain the most recent month-end returns.

Footnote	Description
Footnote[1]	The performance shown for Institutional Class shares for the period prior to the commencement of operations of Institutional Class Shares on November 9, 2016 is based on the performance of Advisor Class shares. For the period beginning November 9, 2016, the actual performance of Institutional Class shares is reflected.

Average Annual Total Returns (% period ended 10/31/24)

AATR	1 Year	5 Years	Since Inception 11/9/16
GLSOX	16.20%	7.21%	6.77%
S&P 500® Index	38.02%	15.27%	14.92%
CBOE S&P 500® Put-Write Index	17.94%	8.58%	7.53%

Key Portfolio Statistics (as of 10/31/24)

PORTFOLIO STATISTICS	Fund Stats
Total Net Assets ("TNA")	$611,136,660
# of Portfolio Holdings	22
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$3,132,308

What did the Portfolio invest in?

Sector Diversification (% of TNA as of 10/31/24)

Value	Value
Purchased Options	107.1%
U.S. Treasury Bills	21.5%
Exchange-Traded Funds	4.6%
Repurchase Agreements	0.2%

Additional Information

For additional information about the Portfolio, including but not limited to its prospectus, financial information, holdings and proxy voting information, scan the QR code below or visit www.glenmedeim.com/funds/.

Changes in or Disagreements with Accountants

On January 9, 2024, the Portfolio, by action of the Board of Directors and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Portfolio for the fiscal year ending October 31, 2024.

PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Portfolio effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed.  If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-442-8299.  Householding will be stopped within 30 days after we receive your request.

Glenmede Secured Options Portfolio

Institutional Class | GLSOX

Annual Shareholder Report

October 31, 2024

(b) Not applicable.

Item 2. Code of Ethics.

As of October 31, 2024, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2024, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed under Item 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Harry Wong, who is “independent” as defined in Item 3(a)(2) of this Form.

Item 4. Principal Accountant Fees and Services.

Effective January 11, 2024, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm for the Registrant for the remainder of the fiscal year ended October 31, 2024. For the fiscal year ended October 31, 2023 and the subsequent interim period through January 11, 2024, the firm of PricewaterhouseCoopers LLP (“PwC”) served as the independent registered public accounting firm for the Registrant.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by PwC and Cohen, as applicable, for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $523,247 and $246,100 for the fiscal years ended October 31, 2023 and October 31, 2024, respectively.

(b) Audit-Related Fees.

There were no fees billed for the fiscal years ended October 31, 2023 and October 31, 2024 for assurance and related services by PwC and Cohen, as applicable, that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by PwC and Cohen, as applicable, for the review of the Registrant’s tax returns, other tax-related filings, excise tax calculations and final income distributions for liquidating funds were $100,120 and $65,000 for the fiscal years ended October 31, 2023 and October 31, 2024, respectively.

(d) All Other Fees.

There were no other fees billed for the fiscal years ended October 31, 2023 and October 31, 2024 for products and services provided PwC and Cohen, as applicable, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(e)(2) Percentage of Services.

There were no services described in (b) through (d) of this Item (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on PwC or Cohen’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2024, as applicable, were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees and services billed by PwC and Cohen, as applicable, for each of the last two fiscal years were $100,120 and $77,000 for the fiscal years ended October 31, 2023 and October 31, 2024, respectively, as described above.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form.

(b) Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The Registrant’s Financial Statements are attached herewith.

The Glenmede Fund, Inc.
Annual Financial Statements and Other Information
October 31, 2024

The Glenmede Fund, Inc.

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
1

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
October 31, 2024
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$692,663,110	$1,462,501,394	$2,053,592
Repurchase agreements at value[1]	2,538,115	4,700,069	16,079
Receivable from Advisor	—	—	21,275
Receivable for securities sold	—	982,786	—
Receivable for fund shares sold	78,914	69,366	—
Dividends receivable	369,837	315,379	1,587
Interest receivable	107	198	1
Securities lending income receivable	527	292	—
Prepaid expenses	19,698	45,460	47
Total assets	695,670,308	1,468,614,944	2,092,581
Liabilities:
Obligation to return securities lending collateral	6,660,222	—	—
Line of credit interest payable	122	13,513	—
Payable for fund shares redeemed	425,536	1,209,871	—
Payable for Management fees	336,306	703,607	983
Payable for Directors’ fees	38,248	79,900	94
Payable for Shareholder Servicing fees	112,967	209,880	358
Accrued expenses	198,501	416,515	7,345
Total liabilities	7,771,902	2,633,286	8,780
Net Assets	$687,898,406	$1,465,981,658	$2,083,801
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$27,682	$41,372	$147
Paid-in capital in excess of par value	404,569,036	605,933,388	1,487,261
Total distributable earnings	283,301,688	860,006,898	596,393
Total Net Assets	$687,898,406	$1,465,981,658	$2,083,801
Shares Outstanding[3]	27,681,950	41,372,188	146,856
Net Asset Value Per Share	$—	$—	$14.19
Advisor Class — based on net assets of $633,849,837 and $1,203,894,388, respectively and shares outstanding of 25,506,564 and 33,984,782, respectively	24.85	35.42	—
Institutional Class — based on net assets of $54,048,569 and $262,087,270, respectively and shares outstanding of 2,175,386 and 7,387,406, respectively	24.85	35.48	—
[1] Investments at cost	$541,856,495	$1,043,685,177	$1,694,050
[2] Market value of securities on loan	$6,494,292	$—	$—
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
2

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2024
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Environmental Accountability Portfolio
Assets:
Investments at value[1], 2	$2,250,123	$25,926,118	$23,739,115
Repurchase agreements at value[1]	5,578	50,378	151,886
Foreign currency, at value[3]	—	145,865	—
Receivable from Advisor	20,866	24,507	46,348
Dividends receivable	501	76,965	16,244
Interest receivable	—	2	6
Securities lending income receivable	5	327	—
Foreign tax reclaims receivable	—	432,649	—
Prepaid expenses	48	429	610
Total assets	2,277,121	26,657,240	23,954,209
Liabilities:
Obligation to return securities lending collateral	52,315	792,539	—
Line of credit interest payable	—	9	17
Payable for Management fees	1,062	16,942	11,284
Payable for Directors’ fees	94	1,281	1,177
Payable for Shareholder Servicing fees	386	5,648	4,104
Accrued expenses	7,729	11,283	11,129
Total liabilities	61,586	827,702	27,711
Net Assets	$2,215,535	$25,829,538	$23,926,498
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$145	$1,533	$1,355
Paid-in capital in excess of par value	1,576,763	21,176,643	16,350,981
Total distributable earnings	638,627	4,651,362	7,574,162
Total Net Assets	$2,215,535	$25,829,538	$23,926,498
Shares Outstanding[4]	144,622	1,532,911	1,354,617
Net Asset Value Per Share	$15.32	$16.85	$17.66
[1] Investments at cost	$1,828,492	$22,867,740	$19,000,635
[2] Market value of securities on loan	$72,344	$748,221	$—
[3] Foreign currency at cost	$—	$147,702	$—
[4] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
3

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2024
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$22,771,205	$45,533,654	$47,026,726
Repurchase agreements at value[1]	70,031	594,092	95,944
Receivable from Advisor	20,124	16,779	17,098
Receivable for fund shares sold	—	495	369
Dividends receivable	21,383	25,812	21,194
Interest receivable	3	105,972	4
Securities lending income receivable	2	129	—
Cash collateral on deposit at broker (Note 1)	—	31,427,417	—
Prepaid expenses	545	1,204	604
Total assets	22,883,293	77,705,554	47,161,939
Liabilities:
Securities sold short, at value[3]	—	30,350,318	10,426,314
Obligation to return securities lending collateral	—	1,061,873	862,080
Line of credit interest payable	—	12	815
Payable for fund shares redeemed	—	79,629	—
Dividend payable on securities sold short	—	18,589	3,402
Payable for Management fees	10,591	33,511	26,038
Payable for Directors’ fees	1,048	2,348	1,808
Payable for Shareholder Servicing fees	3,851	6,387	6,191
Accrued expenses	11,077	33,722	36,059
Total liabilities	26,567	31,586,389	11,362,707
Net Assets	$22,856,726	$46,119,165	$35,799,232
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$1,330	$3,264	$1,774
Paid-in capital in excess of par value	15,347,751	23,416,121	17,253,399
Total distributable earnings	7,507,645	22,699,780	18,544,059
Total Net Assets	$22,856,726	$46,119,165	$35,799,232
Shares Outstanding[4]	1,329,982	3,263,523	1,773,730
Net Asset Value Per Share	$17.19	$—	$20.18
Advisor Class — based on net assets of $37,233,362 and shares outstanding of 2,638,179	—	14.11	—
Institutional Class — based on net assets of $8,885,803 and shares outstanding of 625,344	—	14.21	—
[1] Investments at cost	$18,030,763	$31,627,663	$33,272,746
[2] Market value of securities on loan	$—	$1,031,604	$837,654
[3] Proceeds from securities sold short	$—	$34,603,476	$10,705,513
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
October 31, 2024
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$179,339,805	$1,363,484,446	$18,639,114
Repurchase agreements at value[1]	550,063	8,754,171	35,864
Receivable from Advisor	—	—	21,139
Receivable for securities sold	—	12,189,780	—
Receivable for fund shares sold	—	806,287	—
Dividends receivable	102,926	396,066	19,145
Interest receivable	23	370	2
Securities lending income receivable	33	7,450	—
Prepaid expenses	2,956	29,445	479
Total assets	179,995,806	1,385,668,015	18,715,743
Liabilities:
Payable for securities purchased	—	6,461,578	—
Obligation to return securities lending collateral	—	103,063,100	—
Line of credit interest payable	563	49	188
Payable for fund shares redeemed	93,546	457,125	—
Payable for Management fees	84,765	602,627	8,957
Payable for Directors’ fees	8,833	58,458	934
Payable for Shareholder Servicing fees	30,823	135,197	3,257
Accrued expenses	44,029	332,742	10,621
Total liabilities	262,559	111,110,876	23,957
Net Assets	$179,733,247	$1,274,557,139	$18,691,786
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$6,036	$36,172	$1,161
Paid-in capital in excess of par value	54,701,038	920,776,041	10,987,924
Total distributable earnings	125,026,173	353,744,926	7,702,701
Total Net Assets	$179,733,247	$1,274,557,139	$18,691,786
Shares Outstanding[3]	6,036,298	36,172,144	1,161,332
Net Asset Value Per Share	$29.78	$—	$16.10
Advisor Class — based on net assets of $466,268,477 and shares outstanding of 13,866,283	—	33.63	—
Institutional Class — based on net assets of $808,288,662 and shares outstanding of 22,305,861	—	36.24	—
[1] Investments at cost	$72,801,139	$1,042,534,980	$12,173,419
[2] Market value of securities on loan	$—	$105,751,326	$—
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
October 31, 2024
	Secured Options Portfolio	Global Secured Options Portfolio
Assets:
Investments at value[1]	$814,105,712	$14,331,189
Repurchase agreements at value[1]	883,363	30,712
Receivable from Advisor	—	10,936
Receivable for securities sold	3,331,505	5,569,617
Receivable for fund shares sold	39,227	12
Interest receivable	37	1
Cash collateral on deposit at broker (Note 1)	8,532,409	477,676
Foreign tax reclaims receivable	—	32,475
Prepaid expenses	14,108	370
Total assets	826,906,361	20,452,988
Liabilities:
Options written, at value[2]	215,153,250	479,130
Line of credit interest payable	10	2
Payable for fund shares redeemed	139,830	—
Payable for Management fees	285,994	9,371
Payable for Directors’ fees	27,910	1,116
Payable for Shareholder Servicing fees	7,227	3,408
Accrued expenses	155,480	25,954
Total liabilities	215,769,701	518,981
Net Assets	$611,136,660	$19,934,007
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$40,449	$3,512
Paid-in capital in excess of par value	522,430,367	22,665,053
Total distributable earnings/(accumulated losses)	88,665,844	(2,734,558)
Total Net Assets	$611,136,660	$19,934,007
Shares Outstanding[3]	40,449,391	3,512,275
Net Asset Value Per Share	$—	$5.68
Advisor Class — based on net assets of $42,777,453 and shares outstanding of 2,874,748	14.88	—
Institutional Class — based on net assets of $568,359,207 and shares outstanding of 37,574,643	15.13	—
[1] Investments at cost	$766,541,744	$14,302,027
[2] Premiums received from options written	$191,576,670	$464,734
[3] Authorized shares	—	120,000,000
Authorized shares - Advisor Class	160,000,000	—
Authorized shares - Institutional Class	160,000,000	—
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Operations
For the Year Ended October 31, 2024
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends[1]	$13,715,669	$12,826,735	$50,754
Interest	53,074	104,172	216
Income from security lending, net	827	1,527	—
Total investment income	13,769,570	12,932,434	50,970
Expenses:
Management fees	4,248,871	8,892,927	10,534
Administration, transfer agent and custody fees	288,748	579,632	27,076
Professional fees	101,501	208,888	21,129
Shareholder report expenses	100,406	238,482	958
Shareholder servicing fees	—	—	3,830
Shareholder servicing fees (Advisor Class)	1,443,434	2,467,077	—
Directors’ fees and expenses	147,417	314,510	357
Interest expense	4,268	10,577	—
Registration and filing fees	42,938	66,588	3,463
Other expenses	160,743	395,503	2,219
Total expenses	6,538,326	13,174,184	69,566
Less expenses waived/reimbursed	—	—	(53,287)
Net expenses	6,538,326	13,174,184	16,279
Net investment income (loss)	7,231,244	(241,750)	34,691
Realized and unrealized gain:
Net realized gain on:
Investment transactions	156,286,740	508,142,369	220,642
Net change in unrealized gain on:
Investments	20,056,750	14,720,179	179,522
Net realized and unrealized gain	176,343,490	522,862,548	400,164
Net increase in net assets resulting from operations	$183,574,734	$522,620,798	$434,855

[1]	The Quantitative U.S. Large Cap Core Equity Portfolio had foreign dividend withholding taxes of $14,733.
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2024
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Environmental Accountability Portfolio
Investment income:
Dividends[1]	$26,869	$960,163	$421,244
Interest	258	2,640	1,811
Income from security lending, net	45	1,264	31
Total investment income	27,172	964,067	423,086
Expenses:
Management fees	10,577	195,348	131,491
Administration, transfer agent and custody fees	27,641	39,730	33,916
Professional fees	21,130	24,116	51,242
Shareholder report expenses	954	2,726	2,664
Shareholder servicing fees	3,846	65,116	47,815
Directors’ fees and expenses	349	4,909	4,558
Interest expense	—	371	—
Registration and filing fees	3,463	18,647	20,134
Other expenses	2,212	5,322	6,457
Total expenses	70,172	356,285	298,277
Less expenses waived/reimbursed	(53,827)	(95,449)	(95,064)
Net expenses	16,345	260,836	203,213
Net investment income	10,827	703,231	219,873
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	218,687	2,876,608	2,886,867
Foreign currency transactions	—	(15,201)	—
Net realized gain	218,687	2,861,407	2,886,867
Net change in unrealized gain (loss) on:
Investments	280,722	2,206,552	2,415,568
Foreign currency translation	—	(2,909)	—
Net change in unrealized gain	280,722	2,203,643	2,415,568
Net realized and unrealized gain	499,409	5,065,050	5,302,435
Net increase in net assets resulting from operations	$510,236	$5,768,281	$5,522,308

[1]	The Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio and the Environmental Accountability Portfolio had foreign dividend withholding taxes of $89, $90,368 and $1,260, respectively.
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2024
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$379,780	$793,933	$806,619
Interest	1,714	1,524,117	2,335
Income from security lending, net	3	17,720	—
Total investment income	381,497	2,335,770	808,954
Expenses:
Management fees	117,679	571,223	440,387
Administration, transfer agent and custody fees	33,680	62,771	52,320
Professional fees	22,408	25,598	24,581
Shareholder report expenses	2,827	9,183	7,841
Shareholder servicing fees	42,793	—	73,398
Shareholder servicing fees (Advisor Class)	—	77,937	—
Dividends on securities sold short	—	604,513	204,480
Directors’ fees and expenses	4,021	9,082	6,920
Interest expense	278	371	278
Short position flex fees	—	—	84,978
Registration and filing fees	19,019	33,640	19,354
Other expenses	6,109	13,508	7,026
Total expenses	248,814	1,407,826	921,563
Less expenses waived/reimbursed	(66,668)	(225,184)	(173,091)
Net expenses	182,146	1,182,642	748,472
Net investment income	199,351	1,153,128	60,482
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	3,019,647	6,634,059	6,525,804
Securities sold short	—	(2,675,389)	(1,377,178)
Net realized gain	3,019,647	3,958,670	5,148,626
Net change in unrealized gain (loss) on:
Investments	2,503,302	5,283,413	4,709,754
Securities sold short	—	(6,502,294)	(1,770,012)
Net change in unrealized gain/(loss)	2,503,302	(1,218,881)	2,939,742
Net realized and unrealized gain	5,522,949	2,739,789	8,088,368
Net increase in net assets resulting from operations	$5,722,300	$3,892,917	$8,148,850
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Year Ended October 31, 2024
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends[1]	$2,218,899	$15,747,080	$493,785
Interest	12,491	297,087	1,653
Income from security lending, net	33	31,329	—
Total investment income	2,231,423	16,075,496	495,438
Expenses:
Management fees	986,827	6,561,694	104,378
Administration, transfer agent and custody fees	84,505	655,780	34,237
Professional fees	31,694	158,750	22,216
Shareholder report expenses	15,085	296,023	2,336
Shareholder servicing fees	358,847	—	37,956
Shareholder servicing fees (Advisor Class)	—	1,159,101	—
Shareholder servicing fees (Institutional Class)	—	364,697	—
Directors’ fees and expenses	33,890	221,257	3,582
Interest expense	1,021	186	278
Registration and filing fees	21,305	51,350	3,453
Other expenses	25,504	239,355	5,798
Total expenses	1,558,678	9,708,193	214,234
Less expenses waived/reimbursed	—	—	(52,644)
Net expenses	1,558,678	9,708,193	161,590
Net investment income	672,745	6,367,303	333,848
Realized and unrealized gain:
Net realized gain on:
Investment transactions	19,263,153	48,463,344	1,387,603
Net change in unrealized gain on:
Investments	24,107,876	219,498,284	2,517,541
Net realized and unrealized gain	43,371,029	267,961,628	3,905,144
Net increase in net assets resulting from operations	$44,043,774	$274,328,931	$4,238,992

[1]	The Small Cap Equity Portfolio had foreign dividend withholding taxes of $36,667.
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Year Ended October 31, 2024
	Secured Options Portfolio	Global Secured Options Portfolio
Investment income:
Dividends	$357,806	$139,152
Interest	6,394,848	229,553
Total investment income	6,752,654	368,705
Expenses:
Management fees	3,132,308	123,744
Administration, transfer agent and custody fees	235,278	51,910
Professional fees	76,372	23,408
Shareholder report expenses	54,447	4,170
Shareholder servicing fees	—	44,998
Shareholder servicing fees (Advisor Class)	100,942	—
Directors’ fees and expenses	107,017	4,446
Interest expense	1,485	1,299
Registration and filing fees	42,657	20,084
Other expenses	114,179	5,864
Total expenses	3,864,685	279,923
Less expenses waived/reimbursed	—	(53,636)
Net expenses	3,864,685	226,287
Net investment income	2,887,969	142,418
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	610	750,590
Purchased options	153,623,212	5,083,529
Options written	(82,818,151)	(2,005,428)
Net realized gain	70,805,671	3,828,691
Net change in unrealized gain (loss) on:
Investments	7,550,504	383,391
Purchased options	20,859,022	15,545
Options Written	(18,345,079)	90,581
Net change in unrealized gain	10,064,447	489,517
Net realized and unrealized gain	80,870,118	4,318,208
Net increase in net assets resulting from operations	$83,758,087	$4,460,626
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Year Ended October 31, 2024
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$7,231,244	$(241,750)	$34,691
Net realized gain on:
Investment transactions	156,286,740	508,142,369	220,642
Net change in unrealized gain on:
Investments	20,056,750	14,720,179	179,522
Net increase in net assets resulting from operations	183,574,734	522,620,798	434,855
Distributions from earnings	—	—	(47,148)
Distributions from earnings: Advisor Class	(58,391,317)	(56,277,743)	—
Distributions from earnings: Institutional Class	(3,994,712)	(43,854,939)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(190,822,750)	(884,241,763)	56,515
Net increase (decrease) in net assets	(69,634,045)	(461,753,647)	444,222
NET ASSETS:
Beginning of year	757,532,451	1,927,735,305	1,639,579
End of year	$687,898,406	$1,465,981,658	$2,083,801

For the Year Ended October 31, 2023
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$9,137,222	$7,608,304	$31,889
Net realized gain on:
Investment transactions	62,093,598	111,183,950	12,160
Net change in unrealized gain (loss) on:
Investments	(25,717,275)	27,914,523	(67,956)
Net increase (decrease) in net assets resulting from operations	45,513,545	146,706,777	(23,907)
Distributions from earnings	—	—	(96,169)
Distributions from earnings: Advisor Class	(155,573,383)	(84,059,903)	—
Distributions from earnings: Institutional Class	(23,971,269)	(68,195,218)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(99,606,178)	(233,418,509)	94,802
Net increase (decrease) in net assets	(233,637,285)	(238,966,853)	(25,274)
NET ASSETS:
Beginning of year	991,169,736	2,166,702,158	1,664,853
End of year	$757,532,451	$1,927,735,305	$1,639,579
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2024
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Environmental Accountability Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$10,827	$703,231	$219,873
Net realized gain (loss) on:
Investment transactions	218,687	2,876,608	2,886,867
Foreign currency transactions	—	(15,201)	—
Net change in unrealized gain (loss) on:
Investments	280,722	2,206,552	2,415,568
Foreign currency translations	—	(2,909)	—
Net increase in net assets resulting from operations	510,236	5,768,281	5,522,308
Distributions from earnings	(11,116)	(846,783)	(2,055,533)
Net increase (decrease) in net assets from capital share transactions (See note 5)	266,767	(1,693,391)	(1,293,499)
Net increase in net assets	765,887	3,228,107	2,173,276
NET ASSETS:
Beginning of year	1,449,648	22,601,431	21,753,222
End of year	$2,215,535	$25,829,538	$23,926,498

For the Year Ended October 31, 2023
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Environmental Accountability Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$13,927	$526,362	$227,645
Net realized gain (loss) on:
Investment transactions	(7,991)	(242,711)	1,935,029
Foreign currency transactions	—	(13,677)	—
Net change in unrealized gain (loss) on:
Investments	(75,129)	3,021,552	(1,476,771)
Foreign currency translations	—	2,160	—
Net increase (decrease) in net assets resulting from operations	(69,193)	3,293,686	685,903
Distributions from earnings	(129,428)	(475,297)	(1,674,983)
Net increase (decrease) in net assets from capital share transactions (See note 5)	127,248	(3,155,555)	(1,180,382)
Net increase (decrease) in net assets	(71,373)	(337,166)	(2,169,462)
NET ASSETS:
Beginning of year	1,521,021	22,938,597	23,922,684
End of year	$1,449,648	$22,601,431	$21,753,222
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2024
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$199,351	$1,153,128	$60,482
Net realized gain (loss) on:
Investment transactions	3,019,647	6,634,059	6,525,804
Securities sold short	—	(2,675,389)	(1,377,178)
Net change in unrealized gain (loss) on:
Investments	2,503,302	5,283,413	4,709,754
Securities sold short	—	(6,502,294)	(1,770,012)
Net increase in net assets resulting from operations	5,722,300	3,892,917	8,148,850
Distributions from earnings	(1,110,292)	—	(2,053,909)
Distributions from earnings: Advisor Class	—	(4,223,744)	—
Distributions from earnings: Institutional Class	—	(905,209)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(1,270,745)	(3,003,419)	(6,155,739)
Net increase (decrease) in net assets	3,341,263	(4,239,455)	(60,798)
NET ASSETS:
Beginning of year	19,515,463	50,358,620	35,860,030
End of year	$22,856,726	$46,119,165	$35,799,232

For the Year Ended October 31, 2023
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$225,125	$1,266,360	$202,367
Net realized gain on:
Investment transactions	946,794	3,796,473	1,521,410
Securities sold short	—	417,535	571,497
Net change in unrealized gain (loss) on:
Investments	(169,421)	(3,899,507)	(2,963,871)
Securities sold short	—	1,192,126	(396,997)
Net increase (decrease) in net assets resulting from operations	1,002,498	2,772,987	(1,065,594)
Distributions from earnings	(684,881)	—	(207,152)
Distributions from earnings: Advisor Class	—	(899,560)	—
Distributions from earnings: Institutional Class	—	(190,052)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,974,152)	(8,264,943)	(6,703,113)
Net increase (decrease) in net assets	(2,656,535)	(6,581,568)	(7,975,859)
NET ASSETS:
Beginning of year	22,171,998	56,940,188	43,835,889
End of year	$19,515,463	$50,358,620	$35,860,030
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Year Ended October 31, 2024
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$672,745	$6,367,303	$333,848
Net realized gain on:
Investment transactions	19,263,153	48,463,344	1,387,603
Net change in unrealized gain on:
Investments	24,107,876	219,498,284	2,517,541
Net increase in net assets resulting from operations	44,043,774	274,328,931	4,238,992
Distributions from earnings	(29,821,306)	—	(1,377,692)
Distributions from earnings: Advisor Class	—	(36,353,713)	—
Distributions from earnings: Institutional Class	—	(47,433,211)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(375,643)	131,453,870	(2,668,523)
Net increase in net assets	13,846,825	321,995,877	192,777
NET ASSETS:
Beginning of year	165,886,422	952,561,262	18,499,009
End of year	$179,733,247	$1,274,557,139	$18,691,786

For the Year Ended October 31, 2023
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$907,682	$6,582,860	$361,685
Net realized gain on:
Investment transactions	32,316,681	88,418,003	1,197,598
Net change in unrealized loss on:
Investments	(15,074,889)	(123,276,172)	(1,604,031)
Net increase (decrease) in net assets resulting from operations	18,149,474	(28,275,309)	(44,748)
Distributions from earnings	(14,605,183)	—	(981,989)
Distributions from earnings: Advisor Class	—	(52,262,940)	—
Distributions from earnings: Institutional Class	—	(67,676,601)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(29,303,760)	(10,029,917)	(2,376,350)
Net increase (decrease) in net assets	(25,759,469)	(158,244,767)	(3,403,087)
NET ASSETS:
Beginning of year	191,645,891	1,110,806,029	21,902,096
End of year	$165,886,422	$952,561,262	$18,499,009
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Year Ended October 31, 2024
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$2,887,969	$142,418
Net realized gain (loss) on:
Investment transactions	610	750,590
Purchased options	153,623,212	5,083,529
Options written	(82,818,151)	(2,005,428)
Net change in unrealized gain (loss) on:
Investments	7,550,504	383,391
Purchased options	20,859,022	15,545
Options written	(18,345,079)	90,581
Net increase in net assets resulting from operations	83,758,087	4,460,626
Distributions from earnings	—	(579,464)
Distributions from earnings: Advisor Class	(158,408)	—
Distributions from earnings: Institutional Class	(2,432,909)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	17,602,058	(6,416,775)
Net increase (decrease) in net assets	98,768,828	(2,535,613)
NET ASSETS:
Beginning of year	512,367,832	22,469,620
End of year	$611,136,660	$19,934,007

For the Year Ended October 31, 2023
	Secured Options Portfolio	Global Secured Options Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,346,995	$75,046
Net realized gain (loss) on:
Investment transactions	(116,423)	(159,111)
Purchased options	277,904,886	8,961,285
Options Written	(217,658,163)	(6,327,264)
Net change in unrealized gain (loss) on:
Investments	2,593,002	536,207
Purchased options	(3,482,954)	(190,627)
Options written	(6,285,164)	(363,231)
Net increase in net assets resulting from operations	54,302,179	2,532,305
Distributions from earnings	—	(6,038)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(43,518,349)	(118,695)
Net increase in net assets	10,783,830	2,407,572
NET ASSETS:
Beginning of year	501,584,002	20,062,048
End of year	$512,367,832	$22,469,620
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Year Ended October 31, 2024
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$3,892,917
Investments purchased	(16,400,080)
Investments sold	31,151,513
Purchases to cover securities sold short	(60,287,028)
Proceeds from securities sold short	49,267,133
(Purchase)/Sale of short term investments, net	1,712,600
Decrease in Interest receivable	29,631
Increase in Receivable from Advisor	(16,779)
Increase in Securities lending income receivable	(125)
Decrease in Dividends receivable	16,619
Increase in Prepaid expenses	(712)
Increase in Obligation to return securities lending collateral	217,853
Decrease in Dividend payable on securities sold short	(19,367)
Decrease in Payable for Management fees	(8,441)
Increase in Payable for Directors’ fees	504
Decrease in Payable for Shareholder Servicing fees	(796)
Decrease in Accrued expenses	(5,170)
Net realized gain on investments	(6,634,059)
Net realized loss on securities sold short	2,675,389
Net change in unrealized gain on investments	(5,283,413)
Net change in unrealized loss on securities sold short	6,502,294
Net cash provided by (used in) operating activities	6,810,483
Cash flows from financing activities
Proceeds from shares sold	1,446,176
Payments on shares redeemed	(8,557,215)
Cash distributions paid	(942,982)
Net cash provided by (used in) financing activities	(8,054,021)
Net increase (decrease) in cash	(1,243,538)
Cash and restricted cash at beginning of year[1]	32,670,955
Cash and restricted cash at end of year[2]	$31,427,417

Supplemental disclosure of cash flow information
Increase in payable for fund shares redeemed of $78,846.
Increase in receivable for fund shares sold of $495.
Interest expense paid on line of credit of $371.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $4,185,971.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2024.

[1]Includes due to custodian of $(9,050) and cash collateral on deposit at broker of $32,680,005.
[2]Includes cash of $0 and cash collateral on deposit at broker of $31,427,417.
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Year Ended October 31, 2024
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$8,148,850
Investments purchased	(23,055,367)
Investments sold	34,070,151
Purchases to cover securities sold short	(17,084,900)
Proceeds from securities sold short	14,173,249
(Purchase)/Sale of short term investments, net	70,155
Decrease in Interest receivable	3
Increase in Receivable from Advisor	(8,812)
Decrease in Securities lending income receivable	34
Decrease in Dividends receivable	18,914
Increase in Prepaid expenses	(604)
Decrease in Obligation to return securities lending collateral	(18,228)
Increase in Line of credit interest payable	278
Decrease in Dividend payable on securities sold short	(4,779)
Decrease in Payable for Management fees	(579)
Increase in Payable for Directors’ fees	339
Decrease in Payable for Shareholder Servicing fees	(136)
Decrease in Accrued expenses	(1,765)
Net realized gain on investments	(6,525,804)
Net realized loss on securities sold short	1,377,178
Net change in unrealized gain on investments	(4,709,754)
Net change in unrealized loss on securities sold short	1,770,012
Net cash provided by (used in) operating activities	8,218,435
Cash flows from financing activities
Proceeds from shares sold	2,322,554
Payments on shares redeemed	(10,506,631)
Cash distributions paid	(32,423)
Net cash provided by (used in) financing activities	(8,216,500)
Net increase (decrease) in cash	1,935
Cash and restricted cash at beginning of year[1]	(1,935)
Cash and restricted cash at end of year[2]	$—

Supplemental disclosure of cash flow information
Increase in payable for fund shares redeemed of $6,755.
Increase in receivable for fund shares sold of $97.
Interest expense paid on line of credit of $0.
Cash paid for short position flex fees was $84,978.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $2,021,486.
The Portfolio did not pay any prime broker fees during the year ended October 31, 2024.

[1]Includes due to custodian of $(1,935) and cash collateral on deposit at broker of $0.
[2]Includes cash of $0 and cash collateral on deposit at broker of $0.
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$21.29	$25.15	$32.97	$24.99	$26.89
Income from investment operations:
Net investment income[1]	0.22	0.23	0.26	0.23	0.29
Net realized and unrealized gain (loss) on investments	5.20	0.78	(4.01)	10.15	(0.73)
Total from investment operations	5.42	1.01	(3.75)	10.38	(0.44)
Distributions to shareholders from:
Net investment income	(0.22)	(0.26)	(0.27)	(0.24)	(0.29)
Net realized capital gains	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)
Total distributions	(1.86)	(4.87)	(4.07)	(2.40)	(1.46)
Net asset value, end of year	$24.85	$21.29	$25.15	$32.97	$24.99
Total return	26.51%	4.42%	(12.89)%	43.77%	(1.90)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$633,850	$712,481	$924,570	$1,255,795	$1,066,153
Ratio of operating expenses to average net assets	0.86%[2]	0.86%[2]	0.84%[2]	0.85%[2]	0.87%
Ratio of net investment income to average net assets	0.92%	1.04%	0.96%	0.75%	1.15%
Portfolio turnover rate[3]	61%	78%	66%	41%	66%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$21.29	$25.15	$32.98	$24.99	$26.91
Income from investment operations:
Net investment income[1]	0.26	0.30	0.32	0.29	0.34
Net realized and unrealized gain (loss) on investments	5.21	0.75	(4.02)	10.16	(0.75)
Total from investment operations	5.47	1.05	(3.70)	10.45	(0.41)
Distributions to shareholders from:
Net investment income	(0.27)	(0.30)	(0.33)	(0.30)	(0.34)
Net realized capital gains	(1.64)	(4.61)	(3.80)	(2.16)	(1.17)
Total distributions	(1.91)	(4.91)	(4.13)	(2.46)	(1.51)
Net asset value, end of year	$24.85	$21.29	$25.15	$32.98	$24.99
Total return	26.77%	4.65%	(12.73)%	44.10%	(1.75)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$54,049	$45,052	$66,600	$165,106	$173,029
Ratio of operating expenses to average net assets	0.66%[2]	0.66%[2]	0.64%[2]	0.65%[2]	0.67%
Ratio of net investment income to average net assets	1.11%	1.31%	1.14%	0.96%	1.32%
Portfolio turnover rate[3]	61%	78%	66%	41%	66%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.73	$27.95	$40.64	$32.02	$33.08
Income from investment operations:
Net investment income (loss)[1]	(0.02)	0.08	0.09	0.05	0.12
Net realized and unrealized gain (loss) on investments	9.18	1.71	(5.65)	13.33	3.19
Total from investment operations	9.16	1.79	(5.56)	13.38	3.31
Distributions to shareholders from:
Net investment income	(0.00)[2]	(0.08)	(0.09)	(0.05)	(0.14)
Net realized capital gains	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)
Total distributions	(1.47)	(2.01)	(7.13)	(4.76)	(4.37)
Net asset value, end of year	$35.42	$27.73	$27.95	$40.64	$32.02
Total return	33.85%	6.84%	(16.67)%	46.17%	10.68%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$1,203,894	$1,080,175	$1,211,342	$1,751,370	$1,659,543
Ratio of operating expenses to average net assets	0.86%[3]	0.86%[3]	0.84%[3]	0.85%[3]	0.88%
Ratio of net investment income (loss) to average net assets	(0.07)%	0.27%	0.28%	0.15%	0.40%
Portfolio turnover rate[4]	55%	78%	85%	49%	69%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The ratio of operating expenses excluding interest expense was 0.86%, 0.86%, 0.84% and 0.85% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.

	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.73	$27.95	$40.64	$32.02	$33.09
Income from investment operations:
Net investment income[1]	0.05[2]	0.13	0.15	0.12	0.19
Net realized and unrealized gain (loss) on investments	9.19	1.72	(5.65)	13.34	3.18
Total from investment operations	9.24	1.85	(5.50)	13.46	3.37
Distributions to shareholders from:
Net investment income	(0.02)	(0.14)	(0.15)	(0.13)	(0.21)
Net realized capital gains	(1.47)	(1.93)	(7.04)	(4.71)	(4.23)
Total distributions	(1.49)	(2.07)	(7.19)	(4.84)	(4.44)
Net asset value, end of year	$35.48	$27.73	$27.95	$40.64	$32.02
Total return	34.14%	7.05%	(16.49)%	46.47%	10.89%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$262,087	$847,561	$955,360	$581,255	$543,675
Ratio of operating expenses to average net assets	0.66%[3]	0.66%[3]	0.64%[3]	0.65%[3]	0.68%
Ratio of net investment income to average net assets	0.16%	0.48%	0.49%	0.34%	0.62%
Portfolio turnover rate[4]	55%	78%	85%	49%	69%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.
[3]	The ratio of operating expenses excluding interest expense was 0.66%, 0.66%, 0.64% and 0.65% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.50	$12.37	$13.05	$9.03	$10.29
Income from investment operations:
Net investment income[1]	0.24	0.23	0.21	0.18	0.20
Net realized and unrealized gain (loss) on investments	2.78	(0.39)	(0.67)	4.02	(1.26)
Total from investment operations	3.02	(0.16)	(0.46)	4.20	(1.06)
Distributions to shareholders from:
Net investment income	(0.25)	(0.22)	(0.22)	(0.18)	(0.20)
Net realized capital gains	(0.08)	(0.49)	—	—	—
Total distributions	(0.33)	(0.71)	(0.22)	(0.18)	(0.20)
Net asset value, end of year	$14.19	$11.50	$12.37	$13.05	$9.03
Total return[2]	26.50%	(1.46)%	(3.49)%	46.66%	(10.19)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,084	$1,640	$1,665	$2,487	$1,588
Ratio of operating expenses before waiver/reimbursement to average net assets	3.63%	2.85%	2.27%	2.45%	2.66%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%[3]	0.85%	0.85%
Ratio of net investment income to average net assets	1.81%	1.87%	1.66%	1.48%	2.15%
Portfolio turnover rate	72%	81%	76%	68%	95%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses excluding interest expense was 0.85% for the year ended October 31, 2022.

	Quantitative U.S. Small Cap Equity Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.46	$13.13	$15.05	$9.55	$10.39
Income from investment operations:
Net investment income[1]	0.08	0.11	0.14	0.07	0.06
Net realized and unrealized gain (loss) on investments	3.86	(0.67)	(0.57)	5.50	(0.82)
Total from investment operations	3.94	(0.56)	(0.43)	5.57	(0.76)
Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.15)	(0.07)	(0.08)
Net realized capital gains	—	(1.00)	(1.34)	—	—
Total distributions	(0.08)	(1.11)	(1.49)	(0.07)	(0.08)
Net asset value, end of year	$15.32	$11.46	$13.13	$15.05	$9.55
Total return[2]	34.45%	(4.52)%	(2.97)%	58.45%	(7.37)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$2,216	$1,450	$1,521	$1,556	$982
Ratio of operating expenses before waiver/reimbursement to average net assets	3.65%	3.06%	3.49%	3.45%	4.63%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.56%	0.91%	1.03%	0.53%	0.65%
Portfolio turnover rate	85%	85%	94%	84%	101%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.

See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.84	$12.27	$15.54	$12.05	$13.97
Income from investment operations:
Net investment income[1]	0.44	0.32	0.42	0.36	0.26
Net realized and unrealized gain (loss) on investments	3.10	1.54	(3.15)	3.48	(1.79)
Total from investment operations	3.54	1.86	(2.73)	3.84	(1.53)
Distributions to shareholders from:
Net investment income	(0.53)	(0.29)	(0.54)	(0.35)	(0.37)
Net return of capital	—	—	—	—	(0.02)
Total distributions	(0.53)	(0.29)	(0.54)	(0.35)	(0.39)
Net asset value, end of year	$16.85	$13.84	$12.27	$15.54	$12.05
Total return[2]	25.78%	15.09%	(17.89)%	31.96%	(11.10)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$25,830	$22,601	$22,939	$41,069	$53,302
Ratio of operating expenses before waiver/reimbursement to average net assets	1.37%	1.32%	1.27%	1.19%	1.15%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%[3]	1.00%[3]	1.00%[3]	1.00%[3]	1.00%
Ratio of net investment income to average net assets	2.70%	2.22%	2.93%	2.40%	1.99%
Portfolio turnover rate	97%	84%	91%	79%	76%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00%, 1.00%, 1.00% and 1.00% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Environmental Accountability Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.26	$16.10	$20.71	$14.26	$14.34
Income from investment operations:
Net investment income[1]	0.15	0.16	0.18	0.14	0.15
Net realized and unrealized gain (loss) on investments	3.72	0.21	(2.86)	6.45	(0.02)
Total from investment operations	3.87	0.37	(2.68)	6.59	0.13
Distributions to shareholders from:
Net investment income	(0.16)	(0.15)	(0.17)	(0.14)	(0.15)
Net realized capital gains	(1.31)	(1.06)	(1.76)	—	(0.06)
Total distributions	(1.47)	(1.21)	(1.93)	(0.14)	(0.21)
Net asset value, end of year	$17.66	$15.26	$16.10	$20.71	$14.26
Total return[2]	26.43%	2.35%	(14.02)%	46.31%	0.87%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$23,926	$21,753	$23,923	$32,861	$22,342
Ratio of operating expenses before waiver/reimbursement to average net assets	1.25%	1.05%	1.02%	1.05%	1.05%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%	0.85%[3]	0.85%[3]	0.85%	0.85%
Ratio of net investment income to average net assets	0.92%	0.98%	1.02%	0.74%	1.02%
Portfolio turnover rate	71%	87%	101%	74%	88%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2023 and 2022, respectively.

See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.82	$13.70	$19.27	$13.52	$13.98
Income from investment operations:
Net investment income[1]	0.15	0.15	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	4.03	0.41	(2.33)	5.75	(0.47)
Total from investment operations	4.18	0.56	(2.14)	5.93	(0.31)
Distributions to shareholders from:
Net investment income	(0.16)	(0.16)	(0.19)	(0.18)	(0.15)
Net realized capital gains	(0.65)	(0.28)	(3.24)	—	—
Total distributions	(0.81)	(0.44)	(3.43)	(0.18)	(0.15)
Net asset value, end of year	$17.19	$13.82	$13.70	$19.27	$13.52
Total return[2]	31.05%	4.14%	(13.15)%	43.94%	(2.15)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$22,857	$19,515	$22,172	$27,887	$21,678
Ratio of operating expenses before waiver/reimbursement to average net assets	1.16%	1.06%	1.05%	1.04%	1.08%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[3]	0.85%	0.85%[3]	0.85%[3]	0.85%
Ratio of net investment income to average net assets	0.93%	1.04%	1.27%	1.01%	1.19%
Portfolio turnover rate	80%	83%	105%	81%	105%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85%, 0.85% and 0.85% for the years ended October 31, 2024, 2022 and 2021, respectively.

See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.52	$14.06	$12.93	$11.05	$11.90
Income from investment operations:
Net investment income (loss)[1]	0.33	0.34	(0.03)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	0.78	0.42	1.16	1.98	(0.77)
Total from investment operations	1.11	0.76	1.13	1.88	(0.84)
Distributions to shareholders from:
Net investment income	(0.37)	(0.30)	—	—	—
Net realized capital gains	(1.15)	—	—	—	—
Net return of capital	—	—	—	—	(0.01)
Total distributions	(1.52)	(0.30)	—	—	(0.01)
Net asset value, end of year	$14.11	$14.52	$14.06	$12.93	$11.05
Total return[2]	8.53%	5.46%[3]	8.74%[3]	17.01%	(7.07)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$37,233	$41,895	$48,370	$56,002	$96,702
Ratio of operating expenses before waiver/reimbursement to average net assets	2.99%	2.93%	2.76%	2.88%	2.99%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.52%	2.49%	2.36%	2.51%	2.63%
Ratio of net investment income (loss) to average net assets	2.39%	2.38%	(0.25)%	(0.78)%	(0.59)%
Portfolio turnover rate[5,6]	99%	99%	118%	115%	133%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.25% for the year ended October 31, 2020.
[5]	Portfolio turnover is calculated at the fund level.
[6]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$14.61	$14.13	$12.97	$11.07	$11.89
Income from investment operations:
Net investment income (loss)[1]	0.36	0.37	—	(0.03)	(0.10)
Net realized and unrealized gain (loss) on investments	0.78	0.43	1.16	1.93	(0.71)
Total from investment operations	1.14	0.80	1.16	1.90	(0.81)
Distributions to shareholders from:
Net investment income	(0.39)	(0.32)	—	—	—
Net realized capital gains	(1.15)	—	—	—	—
Net return of capital	—	—	—	—	(0.01)
Total distributions	(1.54)	(0.32)	—	—	(0.01)
Net asset value, end of year	$14.21	$14.61	$14.13	$12.97	$11.07
Total return[2]	8.74%	5.73%	8.94%[3]	17.16%[3]	(6.78)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$8,886	$8,464	$8,571	$7,255	$311
Ratio of operating expenses before waiver/reimbursement to average net assets	2.79%	2.73%	2.57%	3.88%	2.59%
Ratio of operating expenses after waiver/reimbursement to average net assets[4]	2.32%	2.29%	2.17%	3.52%	2.23%
Ratio of net investment income (loss) to average net assets	2.59%	2.59%	(0.01)%	(0.27)%	(0.89)%
Portfolio turnover rate[5,6]	99%	99%	118%	115%	133%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[4]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses and dividends on securities sold short was 1.05%, 1.05% and 1.05% for the years ended October 31, 2024, 2023 and 2022, respectively; the ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05% for the year ended October 31, 2021; and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short was 1.05% for the year ended October 31, 2020.
[5]	Portfolio turnover is calculated at the fund level.
[6]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$17.10	$17.81	$22.90	$15.34	$17.88
Income from investment operations:
Net investment income[1]	0.03	0.09	0.07	0.03	0.07
Net realized and unrealized gain (loss) on investments	4.05	(0.71)	(1.57)	9.45	(1.52)
Total from investment operations	4.08	(0.62)	(1.50)	9.48	(1.45)
Distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.08)	(0.03)	(0.11)
Net realized capital gains	(0.96)	—	(3.51)	(1.89)	(0.98)
Total distributions	(1.00)	(0.09)	(3.59)	(1.92)	(1.09)
Net asset value, end of year	$20.18	$17.10	$17.81	$22.90	$15.34
Total return[2]	24.63%	(3.50)%	(7.76)%	66.37%	(8.82)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$35,799	$35,860	$43,836	$35,961	$28,447
Ratio of operating expenses before waiver/reimbursement to average net assets	2.51%	2.42%	2.36%	2.23%	2.56%
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	2.04%	2.01%	1.99%	1.83%	2.06%
Ratio of net investment income to average net assets	0.16%	0.49%	0.39%	0.15%	0.45%
Portfolio turnover rate[4]	70%	84%	95%	71%	98%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25%, 1.25%, 1.25% and 1.25% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively, and the ratio of operating expense after waiver/reimbursement excluding dividends on securities sold short and flex fees was 1.25% for the year ended October 31, 2020.
[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$27.85	$27.45	$35.56	$26.43	$27.22
Income from investment operations:
Net investment income[1]	0.11	0.14	0.12	0.12	0.21
Net realized and unrealized gain (loss) on investments	7.08	2.45	(4.56)	10.73	(0.25)
Total from investment operations	7.19	2.59	(4.44)	10.85	(0.04)
Distributions to shareholders from:
Net investment income	(0.11)	(0.15)	(0.12)	(0.13)	(0.22)
Net realized capital gains	(5.15)	(2.04)	(3.55)	(1.59)	(0.53)
Total distributions	(5.26)	(2.19)	(3.67)	(1.72)	(0.75)
Net asset value, end of year	$29.78	$27.85	$27.45	$35.56	$26.43
Total return	28.35%	9.98%	(13.95)%	42.57%	(0.18)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$179,733	$165,886	$191,646	$268,648	$219,447
Ratio of operating expenses to average net assets	0.87%[2]	0.86%[2]	0.85%[2]	0.85%	0.86%
Ratio of net investment income to average net assets	0.37%	0.50%	0.39%	0.38%	0.79%
Portfolio turnover rate	4%	14%	20%	14%	19%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The ratio of operating expenses excluding interest expense was 0.87%, 0.86% and 0.85% for the years ended October 31, 2024, 2023 and 2022, respectively.

	Small Cap Equity Portfolio Advisor Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$28.40	$33.04	$37.06	$23.23	$23.66
Income from investment operations:
Net investment income[1]	0.13	0.16	0.12	—	0.02
Net realized and unrealized gain (loss) on investments	7.69	(1.07)	(2.47)	13.87	(0.41)
Total from investment operations	7.82	(0.91)	(2.35)	13.87	(0.39)
Distributions to shareholders from:
Net investment income	(0.12)	(0.18)	(0.11)	(0.04)	(0.04)
Net realized capital gains	(2.47)	(3.55)	(1.56)	—	—
Net return of capital	—	—	—	—	(0.00)[2]
Total distributions	(2.59)	(3.73)	(1.67)	(0.04)	(0.04)
Net asset value, end of year	$33.63	$28.40	$33.04	$37.06	$23.23
Total return	28.32%	(3.04)%	(6.59)%	59.75%	(1.63)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$466,268	$412,521	$468,157	$530,401	$403,309
Ratio of operating expenses to average net assets	0.94%[3]	0.95%[3]	0.93%[3]	0.92%[3]	0.94%
Ratio of net investment income to average net assets	0.41%	0.51%	0.35%	0.01%	0.11%
Portfolio turnover rate[4]	18%	20%	28%	41%	36%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The ratio of operating expenses excluding interest expense was 0.94%, 0.95%, 0.93% and 0.92% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$30.42	$35.13	$39.29	$24.61	$25.07
Income from investment operations:
Net investment income[1]	0.21	0.24	0.20	0.08	0.07
Net realized and unrealized gain (loss) on investments	8.26	(1.15)	(2.62)	14.68	(0.44)
Total from investment operations	8.47	(0.91)	(2.42)	14.76	(0.37)
Distributions to shareholders from:
Net investment income	(0.18)	(0.25)	(0.18)	(0.08)	(0.09)
Net realized capital gains	(2.47)	(3.55)	(1.56)	—	—
Net return of capital	—	—	—	—	(0.00)[2]
Total distributions	(2.65)	(3.80)	(1.74)	(0.08)	(0.09)
Net asset value, end of year	$36.24	$30.42	$35.13	$39.29	$24.61
Total return	28.58%	(2.87)%	(6.39)%	60.04%	(1.44)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$808,289	$540,040	$642,649	$944,442	$836,015
Ratio of operating expenses to average net assets	0.74%[3]	0.75%[3]	0.73%[3]	0.72%[3]	0.74%
Ratio of net investment income to average net assets	0.61%	0.72%	0.54%	0.22%	0.29%
Portfolio turnover rate[4]	18%	20%	28%	41%	36%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The ratio of operating expenses excluding interest expense was 0.74%, 0.75%, 0.73% and 0.72% for the years ended October 31, 2024, 2023, 2022 and 2021, respectively.
[4]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.85	$14.58	$15.92	$11.88	$12.22
Income from investment operations:
Net investment income[1]	0.27	0.25	0.23	0.22	0.26
Net realized and unrealized gain (loss) on investments	3.07	(0.31)	(0.63)	4.05	(0.32)
Total from investment operations	3.34	(0.06)	(0.40)	4.27	(0.06)
Distributions to shareholders from:
Net investment income	(0.27)	(0.25)	(0.23)	(0.23)	(0.28)
Net realized capital gains	(0.82)	(0.42)	(0.71)	—	—
Total distributions	(1.09)	(0.67)	(0.94)	(0.23)	(0.28)
Net asset value, end of year	$16.10	$13.85	$14.58	$15.92	$11.88
Total return[2]	25.04%	(0.60)%	(2.70)%	36.12%	(0.38)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$18,692	$18,499	$21,902	$22,296	$18,560
Ratio of operating expenses before waiver/reimbursement to average net assets	1.13%	1.00%	0.97%	1.10%	1.04%[3]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85%[4]	0.85%[4]	0.85%	0.85%	0.85%[3]
Ratio of net investment income to average net assets	1.76%	1.74%	1.57%	1.53%	2.21%[3]
Portfolio turnover rate	11%	21%	15%	27%	63%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[3]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[4]	The ratio of operating expenses excluding interest expense was 0.85% and 0.85% for the years ended October 31, 2024 and 2023, respectively.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.88	$11.58	$14.83	$11.67	$13.01
Income from investment operations:
Net investment income (loss)[1]	0.05	0.01	(0.07)	(0.11)	(0.07)
Net realized and unrealized gain (loss) on investments	1.99	1.29	(1.40)	3.27	(0.34)
Total from investment operations	2.04	1.30	(1.47)	3.16	(0.41)
Distributions to shareholders from:
Net investment income	(0.04)	—	—	—	—
Net realized capital gains	—	—	(1.78)	—	(0.93)
Total distributions	(0.04)	—	(1.78)	—	(0.93)
Net asset value, end of year	$14.88	$12.88	$11.58	$14.83	$11.67
Total return	15.88%	11.23%[2]	(11.29)%	27.08%	(3.50)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$42,777	$56,074	$70,447	$90,143	$95,701
Ratio of operating expenses to average net assets[3]	0.86%[4]	0.86%[4]	0.85%	0.86%	0.88%
Ratio of net investment income (loss) to average net assets[3]	0.33%	0.08%	(0.55)%	(0.77)%	(0.59)%
Portfolio turnover rate[5,6]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[4]	The ratio of operating expenses excluding interest expense was 0.86% and 0.86% for the years ended October 31, 2024 and 2023, respectively.
[5]	Portfolio turnover is calculated at the fund level.
[6]	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For The Year Ended October 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$13.08	$11.74	$14.99	$11.77	$13.09
Income from investment operations:
Net investment income (loss)[1]	0.08	0.04	(0.04)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	2.04	1.30	(1.43)	3.30	(0.34)
Total from investment operations	2.12	1.34	(1.47)	3.22	(0.39)
Distributions to shareholders from:
Net investment income	(0.07)	—	—	—	—
Net realized capital gains	—	—	(1.78)	—	(0.93)
Total distributions	(0.07)	—	(1.78)	—	(0.93)
Net asset value, end of year	$15.13	$13.08	$11.74	$14.99	$11.77
Total return	16.20%	11.41%[2]	(11.16)%	27.36%	(3.31)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$568,359	$456,293	$431,137	$341,245	$354,674
Ratio of operating expenses to average net assets[3]	0.66%[4]	0.66%[4]	0.65%	0.66%	0.68%
Ratio of net investment income (loss) to average net assets[3]	0.52%	0.29%	(0.32)%	(0.57)%	(0.44)%
Portfolio turnover rate[5,6]	—%	—%	—%	—%	—%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[4]	The ratio of operating expenses excluding interest expense was 0.66% and 0.66% for the years ended October 31, 2024 and 2023, respectively.
[5]	Portfolio turnover is calculated at the fund level.
[6]	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Year Ended October 31,
	2024	2023	2022	2021	2020[1]
Net asset value, beginning of year	$4.79	$4.25	$5.64	$4.84	$4.90
Income from investment operations:
Net investment income (loss)[2]	0.03	0.02	(0.02)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	0.99	0.52	(0.64)	1.07	(0.02)
Total from investment operations	1.02	0.54	(0.66)	1.02	(0.06)
Distributions to shareholders from:
Net investment income	(0.04)	(0.00)[3]	—	—	(0.00)[3]
Net realized capital gains	(0.09)	—	(0.73)	(0.22)	—
Total distributions	(0.13)	(0.00)[3]	(0.73)	(0.22)	(0.00)[3]
Net asset value, end of year	$5.68	$4.79	$4.25	$5.64	$4.84
Total return[4]	21.52%	12.74%	(13.35)%	21.59%	(1.07)%
Ratios to average net assets/ Supplemental data:
Net assets, at end of year (in 000s)	$19,934	$22,470	$20,062	$17,152	$9,648
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	1.24%	1.15%	1.22%	1.30%	2.13%
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	1.01%[6]	1.00%[6]	1.00%[6]	1.00%	1.00%
Ratio of net investment income (loss) to average net assets[5]	0.63%	0.34%	(0.46)%	(0.96)%	(0.83)%
Portfolio turnover rate	—%[7]	117%	152%	—%[7]	995%

[1]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	This ratio does not include the income or expenses for any exchange-traded funds held in the Portfolio.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00%, 1.00% and 1.00% for the years ended October 31, 2024, 2023 and 2022, respectively.
[7]	Trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.
See Notes to Financial Statements.
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.7%
	Automobile Components — 0.6%
129,059	BorgWarner, Inc.	$4,340,254
	Automobiles — 1.4%
184,728	General Motors Co.	9,376,793
	Banks — 3.2%
99,957	Bank of America Corp.	4,180,202
87,912	Comerica, Inc.	5,600,874
323,123	Regions Financial Corp.	7,712,946
67,757	Wells Fargo & Co.	4,398,784
		21,892,806
	Beverages — 0.8%
102,379	Molson Coors Beverage Co. Class B	5,576,584
	Biotechnology — 4.2%
35,558	Biogen, Inc.[1]	6,187,092
64,929	Gilead Sciences, Inc.	5,766,994
67,640	Halozyme Therapeutics, Inc.[1]	3,420,555
36,842	United Therapeutics Corp.[1]	13,777,802
		29,152,443
	Broadline Retail — 1.6%
192,224	eBay, Inc.	11,054,802
	Building Products — 1.2%
44,613	Owens Corning	7,887,132
	Capital Markets — 3.8%
157,506	Bank of New York Mellon Corp.	11,869,652
46,694	CME Group, Inc.	10,522,960
26,023	Intercontinental Exchange, Inc.	4,056,205
		26,448,817
	Chemicals — 0.6%
106,183	Axalta Coating Systems Ltd.[1]	4,026,459
	Communications Equipment — 3.7%
8,777	Arista Networks, Inc.[1]	3,391,784
76,534	Ciena Corp.[1]	4,860,674
166,296	Cisco Systems, Inc.	9,108,032
34,038	F5, Inc.[1]	7,960,808
		25,321,298
	Construction Materials — 1.3%
94,033	CRH PLC	8,973,569
	Consumer Staples Distribution & Retail — 0.6%
71,752	Kroger Co.	4,001,609
	Containers & Packaging — 0.9%
92,183	Berry Global Group, Inc.[2]	6,494,292
	Electric Utilities — 0.7%
118,997	Exelon Corp.	4,676,582
	Electrical Equipment — 0.7%
27,055	AMETEK, Inc.	4,960,264
	Electronic Equipment, Instruments & Components — 0.6%
29,022	TE Connectivity PLC	4,278,423
See Notes to Financial Statements.
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 2.3%
322,277	Baker Hughes Co.	$12,272,308
218,594	NOV, Inc.	3,390,393
		15,662,701
	Financial Services — 3.8%
33,807	Corpay, Inc.[1]	11,146,844
127,030	PayPal Holdings, Inc.[1]	10,073,479
15,940	Visa, Inc. Class A	4,620,209
		25,840,532
	Food Products — 1.7%
113,352	General Mills, Inc.	7,710,203
115,858	Kraft Heinz Co.	3,876,609
		11,586,812
	Ground Transportation — 0.9%
174,274	CSX Corp.	5,862,577
	Health Care Equipment & Supplies — 0.6%
43,878	Medtronic PLC	3,916,112
	Health Care Providers & Services — 4.6%
15,572	Cencora, Inc.	3,551,662
126,428	Centene Corp.[1]	7,871,407
29,833	Cigna Group	9,391,727
26,827	Elevance Health, Inc.	10,885,323
		31,700,119
	Hotels, Restaurants & Leisure — 1.9%
232,659	Aramark	8,801,490
27,664	Expedia Group, Inc.[1]	4,324,160
		13,125,650
	Household Durables — 1.1%
52,090	Toll Brothers, Inc.	7,628,060
	Household Products — 0.5%
39,588	Colgate-Palmolive Co.	3,709,792
	Insurance — 2.6%
52,471	Hartford Financial Services Group, Inc.	5,794,897
35,936	Marsh & McLennan Cos., Inc.	7,842,673
67,582	Unum Group	4,337,413
		17,974,983
	Interactive Media & Services — 2.6%
76,514	Alphabet, Inc. Class A	13,092,311
8,295	Meta Platforms, Inc. Class A	4,708,076
		17,800,387
	IT Services — 5.6%
108,888	Akamai Technologies, Inc.[1]	11,006,399
48,160	Amdocs Ltd.	4,225,799
117,231	Cognizant Technology Solutions Corp. Class A	8,744,261
57,275	Okta, Inc.[1]	4,117,500
129,425	Twilio, Inc. Class A1	10,438,126
		38,532,085
See Notes to Financial Statements.
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 1.5%
53,337	Agilent Technologies, Inc.	$6,950,344
17,573	IQVIA Holdings, Inc.[1]	3,616,875
		10,567,219
	Machinery — 4.0%
50,339	Allison Transmission Holdings, Inc.	5,379,225
42,579	Ingersoll Rand, Inc.	4,087,584
38,310	PACCAR, Inc.	3,994,967
11,199	Parker-Hannifin Corp.	7,100,950
21,500	Snap-on, Inc.	7,097,795
		27,660,521
	Media — 4.5%
269,668	Comcast Corp. Class A	11,776,402
202,204	Fox Corp. Class A	8,492,568
138,713	News Corp. Class A	3,779,929
66,701	Omnicom Group, Inc.	6,736,801
		30,785,700
	Multi-Utilities — 2.4%
74,802	DTE Energy Co.	9,291,905
205,909	NiSource, Inc.	7,239,760
		16,531,665
	Oil, Gas & Consumable Fuels — 2.4%
84,280	Devon Energy Corp.	3,259,950
239,993	Kinder Morgan, Inc.	5,882,228
181,628	Ovintiv, Inc.	7,119,818
		16,261,996
	Pharmaceuticals — 2.0%
47,980	Johnson & Johnson	7,670,083
62,099	Merck & Co., Inc.	6,353,970
		14,024,053
	Professional Services — 0.5%
47,670	SS&C Technologies Holdings, Inc.	3,333,563
	Real Estate Management & Development — 0.8%
44,298	CBRE Group, Inc. Class A1	5,801,709
	Retail REITs — 1.2%
47,648	Simon Property Group, Inc.	8,058,230
	Semiconductors & Semiconductor Equipment — 8.1%
171,290	Amkor Technology, Inc.	4,359,331
59,075	Applied Materials, Inc.	10,726,838
63,375	Cirrus Logic, Inc.[1]	6,959,842
45,932	MKS Instruments, Inc.	4,562,426
14,961	NXP Semiconductors NV	3,508,355
118,631	ON Semiconductor Corp.[1]	8,362,299
21,197	Onto Innovation, Inc.[1]	4,204,001
38,646	QUALCOMM, Inc.	6,290,409
79,174	Skyworks Solutions, Inc.	6,934,059
		55,907,560
	Software — 7.0%
115,832	DocuSign, Inc.[1]	8,036,424
350,337	Dropbox, Inc. Class A1	9,056,212
See Notes to Financial Statements.
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
138,650	Dynatrace, Inc.[1]	$7,459,370
29,995	Salesforce, Inc.	8,739,643
286,562	UiPath, Inc. Class A1	3,541,906
13,159	Workday, Inc. Class A1	3,077,232
111,871	Zoom Video Communications, Inc. Class A1	8,361,239
		48,272,026
	Specialized REITs — 1.8%
8,052	Equinix, Inc.	7,311,860
38,732	Lamar Advertising Co. Class A	5,112,624
		12,424,484
	Specialty Retail — 4.5%
57,584	Dick’s Sporting Goods, Inc.	11,272,068
60,468	Ross Stores, Inc.	8,448,589
97,916	TJX Cos., Inc.	11,067,445
		30,788,102
	Technology Hardware, Storage & Peripherals — 4.2%
649,962	Hewlett Packard Enterprise Co.	12,667,760
150,675	HP, Inc.	5,351,976
64,090	NetApp, Inc.	7,390,218
70,364	Pure Storage, Inc. Class A1	3,521,718
		28,931,672
	Textiles, Apparel & Luxury Goods — 0.7%
78,953	Skechers USA, Inc. Class A1	4,852,451
	TOTAL COMMON STOCKS (Cost $532,658,158)	686,002,888
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$2,538,115	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $2,538,223, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $2,752,100, coupon rate of 0.875%, due 9/30/26, market value of $2,588,957)	2,538,115
	TOTAL REPURCHASE AGREEMENT (Cost $2,538,115)	2,538,115
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
6,660,222	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%[3]	6,660,222
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,660,222)	6,660,222
See Notes to Financial Statements.
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
TOTAL INVESTMENTS (Cost $541,856,495)	101.1%	$695,201,225
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(7,302,819)
NET ASSETS	100.0%	$687,898,406

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of October 31, 2024.
See Notes to Financial Statements.
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.8%
	Beverages — 1.9%
428,966	Coca-Cola Co.	$28,015,769
	Biotechnology — 3.7%
508,688	Incyte Corp.[1]	37,703,955
132,139	Neurocrine Biosciences, Inc.[1]	15,892,357
		53,596,312
	Broadline Retail — 1.5%
383,065	eBay, Inc.	22,030,068
	Building Products — 2.2%
88,611	Trane Technologies PLC	32,800,248
	Chemicals — 1.1%
439,605	Axalta Coating Systems Ltd.[1]	16,669,822
	Communications Equipment — 2.9%
111,265	Arista Networks, Inc.[1]	42,997,247
	Consumer Staples Distribution & Retail — 0.5%
102,275	Sysco Corp.	7,665,511
	Electronic Equipment, Instruments & Components — 5.8%
444,423	Amphenol Corp. Class A	29,785,230
107,935	CDW Corp.	20,316,605
277,214	Jabil, Inc.	34,122,271
		84,224,106
	Entertainment — 4.1%
58,076	Netflix, Inc.[1]	43,907,198
40,040	Spotify Technology SA1	15,419,404
		59,326,602
	Financial Services — 5.2%
113,303	Fiserv, Inc.[1]	22,422,664
247,115	PayPal Holdings, Inc.[1]	19,596,220
116,998	Visa, Inc. Class A	33,911,870
		75,930,754
	Health Care Providers & Services — 3.0%
121,809	Cencora, Inc.	27,782,197
15,114	Elevance Health, Inc.	6,132,656
29,254	Molina Healthcare, Inc.[1]	9,396,970
		43,311,823
	Hotels, Restaurants & Leisure — 2.6%
83,209	Airbnb, Inc. Class A1	11,215,741
3,849	Booking Holdings, Inc.	17,998,886
59,734	Expedia Group, Inc.[1]	9,337,022
		38,551,649
	Household Durables — 1.7%
88,860	Lennar Corp. Class A	15,132,858
27,756	TopBuild Corp.[1]	9,808,415
		24,941,273
	Household Products — 0.6%
48,003	Procter & Gamble Co.	7,929,136
See Notes to Financial Statements.
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 0.8%
52,586	Marsh & McLennan Cos., Inc.	$11,476,369
	Interactive Media & Services — 7.9%
241,253	Alphabet, Inc. Class A	41,280,801
75,910	Meta Platforms, Inc. Class A	43,084,998
968,585	Pinterest, Inc. Class A1	30,791,317
		115,157,116
	IT Services — 5.9%
46,802	Accenture PLC Class A	16,138,266
33,184	Gartner, Inc.[1]	16,674,960
394,671	Okta, Inc.[1]	28,372,898
319,650	Twilio, Inc. Class A1	25,779,772
		86,965,896
	Life Sciences Tools & Services — 1.9%
131,946	IQVIA Holdings, Inc.[1]	27,157,126
	Machinery — 0.6%
24,751	Caterpillar, Inc.	9,311,326
	Oil, Gas & Consumable Fuels — 1.1%
166,505	ONEOK, Inc.	16,131,004
	Pharmaceuticals — 1.7%
249,111	Merck & Co., Inc.	25,489,038
	Professional Services — 0.5%
56,065	Paychex, Inc.	7,811,536
	Semiconductors & Semiconductor Equipment — 11.1%
181,302	Applied Materials, Inc.	32,920,817
23,512	KLA Corp.	15,664,400
121,520	Lam Research Corp.	9,035,012
24,121	Monolithic Power Systems, Inc.	18,315,075
321,109	NVIDIA Corp.	42,630,431
224,827	ON Semiconductor Corp.[1]	15,848,055
176,928	QUALCOMM, Inc.	28,798,571
		163,212,361
	Software — 17.7%
65,945	Datadog, Inc. Class A1	8,272,141
440,613	DocuSign, Inc.[1]	30,569,730
492,579	Dynatrace, Inc.[1]	26,500,750
371,513	Fortinet, Inc.[1]	29,223,213
99,212	Microsoft Corp.	40,314,796
124,942	Salesforce, Inc.	36,404,350
42,609	ServiceNow, Inc.[1]	39,753,771
355,021	Smartsheet, Inc. Class A1	20,030,285
28,208	Synopsys, Inc.[1]	14,487,911
59,790	Workday, Inc. Class A1	13,981,891
		259,538,838
	Specialty Retail — 9.1%
180,935	Dick’s Sporting Goods, Inc.	35,418,026
34,331	Home Depot, Inc.	13,517,831
221,697	Ross Stores, Inc.	30,975,505
225,241	TJX Cos., Inc.	25,458,990
See Notes to Financial Statements.
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Specialty Retail — (Continued)
210,597	Williams-Sonoma, Inc.	$28,247,376
		133,617,728
	Technology Hardware, Storage & Peripherals — 4.7%
80,934	Apple, Inc.	18,283,800
245,849	NetApp, Inc.	28,348,848
439,762	Pure Storage, Inc. Class A1	22,010,088
		68,642,736
	TOTAL COMMON STOCKS (Cost $1,038,985,108)	1,462,501,394
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$4,700,069	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $4,700,267, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $4,800,900, coupon rate of 3.750%, due 8/31/26, market value of $4,794,140)	4,700,069
	TOTAL REPURCHASE AGREEMENT (Cost $4,700,069)	4,700,069
TOTAL INVESTMENTS (Cost $1,043,685,177)	100.1%	$1,467,201,463
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,219,805)
NET ASSETS	100.0%	$1,465,981,658

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
41

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 98.5%
	Automobile Components — 1.0%
620	BorgWarner, Inc.	$20,851
	Automobiles — 0.3%
530	Ford Motor Co.	5,454
	Banks — 7.3%
1,201	Bank of America Corp.	50,226
216	Citigroup, Inc.	13,861
512	Columbia Banking System, Inc.	14,597
207	Comerica, Inc.	13,188
163	East West Bancorp, Inc.	15,891
1,828	Regions Financial Corp.	43,634
		151,397
	Beverages — 0.5%
203	Molson Coors Beverage Co. Class B	11,057
	Biotechnology — 5.6%
150	Biogen, Inc.[1]	26,100
531	Gilead Sciences, Inc.	47,163
117	United Therapeutics Corp.[1]	43,755
		117,018
	Broadline Retail — 1.5%
536	eBay, Inc.	30,825
	Building Products — 2.7%
136	Masco Corp.	10,868
256	Owens Corning	45,258
		56,126
	Capital Markets — 4.2%
204	CME Group, Inc.	45,973
450	Franklin Resources, Inc.	9,347
203	Intercontinental Exchange, Inc.	31,642
		86,962
	Chemicals — 1.5%
245	DuPont de Nemours, Inc.	20,333
133	LyondellBasell Industries NV Class A	11,551
		31,884
	Communications Equipment — 0.5%
206	Cisco Systems, Inc.	11,283
	Construction & Engineering — 0.7%
34	EMCOR Group, Inc.	15,166
	Construction Materials — 2.2%
476	CRH PLC	45,425
	Consumer Finance — 1.0%
64	Capital One Financial Corp.	10,419
200	Synchrony Financial	11,028
		21,447
	Consumer Staples Distribution & Retail — 1.3%
477	Kroger Co.	26,602
	Containers & Packaging — 1.3%
247	International Paper Co.	13,718
See Notes to Financial Statements.
42

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Containers & Packaging — (Continued)
54	Packaging Corp. of America	$12,363
		26,081
	Diversified Consumer Services — 1.1%
400	H&R Block, Inc.	23,892
	Electric Utilities — 3.0%
145	Entergy Corp.	22,443
170	Eversource Energy	11,195
727	Exelon Corp.	28,571
		62,209
	Energy Equipment & Services — 2.2%
1,194	Baker Hughes Co.	45,468
	Financial Services — 4.4%
752	MGIC Investment Corp.	18,830
462	PayPal Holdings, Inc.[1]	36,637
250	Voya Financial, Inc.	20,075
1,465	Western Union Co.	15,763
		91,305
	Food Products — 2.8%
258	Archer-Daniels-Midland Co.	14,244
131	Bunge Global SA	11,007
261	General Mills, Inc.	17,753
488	Kraft Heinz Co.	16,328
		59,332
	Ground Transportation — 0.5%
313	CSX Corp.	10,529
	Health Care Equipment & Supplies — 0.5%
120	Medtronic PLC	10,710
	Health Care Providers & Services — 7.1%
91	Cardinal Health, Inc.	9,875
569	Centene Corp.[1]	35,426
106	Cigna Group	33,370
67	Elevance Health, Inc.	27,186
129	Molina Healthcare, Inc.[1]	41,437
		147,294
	Hotel & Resort REITs — 0.7%
837	Host Hotels & Resorts, Inc.	14,430
	Hotels, Restaurants & Leisure — 0.6%
133	Wyndham Hotels & Resorts, Inc.	11,747
	Household Durables — 2.1%
83	PulteGroup, Inc.	10,751
225	Toll Brothers, Inc.	32,949
		43,700
	Household Products — 0.7%
82	Procter & Gamble Co.	13,545
	Independent Power & Renewable Electricity Producer — 0.4%
535	AES Corp.	8,822
See Notes to Financial Statements.
43

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 3.9%
177	Fidelity National Financial, Inc.	$10,650
114	Globe Life, Inc.	12,038
95	Hartford Financial Services Group, Inc.	10,492
341	Lincoln National Corp.	11,850
305	Old Republic International Corp.	10,654
391	Unum Group	25,094
		80,778
	IT Services — 2.5%
194	Akamai Technologies, Inc.[1]	19,610
144	Amdocs Ltd.	12,635
264	Cognizant Technology Solutions Corp. Class A	19,692
		51,937
	Machinery — 6.7%
137	Caterpillar, Inc.	51,539
53	Cummins, Inc.	17,436
235	PACCAR, Inc.	24,506
32	Parker-Hannifin Corp.	20,290
81	Snap-on, Inc.	26,741
		140,512
	Media — 3.5%
1,039	Comcast Corp. Class A	45,373
659	Fox Corp. Class A	27,678
		73,051
	Multi-Utilities — 0.6%
371	NiSource, Inc.	13,044
	Oil, Gas & Consumable Fuels — 5.2%
965	Devon Energy Corp.	37,326
375	HF Sinclair Corp.	14,479
252	Ovintiv, Inc.	9,878
76	Phillips 66	9,258
294	Valero Energy Corp.	38,150
		109,091
	Personal Care Products — 0.5%
459	Kenvue, Inc.	10,525
	Pharmaceuticals — 4.5%
823	Bristol-Myers Squibb Co.	45,898
130	Johnson & Johnson	20,782
323	Pfizer, Inc.	9,141
667	Royalty Pharma PLC Class A	18,009
		93,830
	Professional Services — 0.6%
92	Jacobs Solutions, Inc.	12,933
	Real Estate Management & Development — 0.9%
145	CBRE Group, Inc. Class A1	18,991
	Retail REITs — 1.9%
655	Realty Income Corp. REIT	38,887
	Semiconductors & Semiconductor Equipment — 1.8%
68	Applied Materials, Inc.	12,347
See Notes to Financial Statements.
44

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
92	Qorvo, Inc.[1]	$6,556
53	QUALCOMM, Inc.	8,627
124	Skyworks Solutions, Inc.	10,860
		38,390
	Software — 2.0%
558	Zoom Video Communications, Inc. Class A1	41,705
	Specialized REITs — 2.1%
12	Equinix, Inc.	10,897
1,058	VICI Properties, Inc.	33,602
		44,499
	Specialty Retail — 1.2%
81	Dick’s Sporting Goods, Inc.	15,856
66	Williams-Sonoma, Inc.	8,852
		24,708
	Technology Hardware, Storage & Peripherals — 2.1%
2,207	Hewlett Packard Enterprise Co.	43,014
	Trading Companies & Distributors — 0.8%
387	Core & Main, Inc. Class A1	17,136
	TOTAL COMMON STOCKS (Cost $1,677,971)	2,053,592
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$16,079	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $16,079, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $16,200, coupon rate of 4.375%, due 7/31/26, market value of $16,449)	16,079
	TOTAL REPURCHASE AGREEMENT (Cost $16,079)	16,079
TOTAL INVESTMENTS (Cost $1,694,050)	99.3%	$2,069,671
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	14,130
NET ASSETS	100.0%	$2,083,801

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
45

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.2%
	Automobile Components — 0.8%
3,017	American Axle & Manufacturing Holdings, Inc.[1]	$17,046
	Banks — 9.8%
620	Amalgamated Financial Corp.	20,562
261	Bancorp, Inc.[1]	13,118
483	BankUnited, Inc.	17,069
304	Byline Bancorp, Inc.	8,181
519	Central Pacific Financial Corp.	13,982
1,065	CrossFirst Bankshares, Inc.[1]	16,721
319	Enterprise Financial Services Corp.	16,818
866	First BanCorp	16,696
750	First Financial Bancorp	19,185
478	OFG Bancorp	19,249
1,144	Provident Financial Services, Inc.	21,370
206	UMB Financial Corp.	22,604
238	WSFS Financial Corp.	11,702
		217,257
	Biotechnology — 7.4%
2,672	ACELYRIN, Inc.[1,2]	15,177
2,843	Alector, Inc.[1]	13,987
533	Arcus Biosciences, Inc.[1]	8,155
1,499	CareDx, Inc.[1]	33,173
3,480	Editas Medicine, Inc.[1,2]	10,092
945	iTeos Therapeutics, Inc.[1]	7,985
2,290	Sage Therapeutics, Inc.[1]	13,923
3,629	Sutro Biopharma, Inc.[1]	11,794
2,946	Verve Therapeutics, Inc.[1]	16,881
2,966	Zentalis Pharmaceuticals, Inc.[1]	8,097
1,871	Zymeworks, Inc.[1]	25,633
		164,897
	Building Products — 0.8%
924	Resideo Technologies, Inc.[1]	18,175
	Capital Markets — 1.5%
276	Donnelley Financial Solutions, Inc.[1]	16,102
1,616	WisdomTree, Inc.	16,725
		32,827
	Chemicals — 0.7%
208	Minerals Technologies, Inc.	15,660
	Commercial Services & Supplies — 3.1%
322	ABM Industries, Inc.	17,084
123	Brady Corp. Class A	8,750
1,550	Interface, Inc.	27,079
1,378	Steelcase, Inc. Class A	16,577
		69,490
	Communications Equipment — 0.9%
718	Digi International, Inc.[1]	20,800
	Construction & Engineering — 3.4%
203	Primoris Services Corp.	12,712
294	Sterling Infrastructure, Inc.[1]	45,408
684	Tutor Perini Corp.[1]	17,729
		75,849
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — 2.2%
1,789	EZCORP, Inc. Class A1	$20,556
864	Green Dot Corp. Class A1	9,815
415	PROG Holdings, Inc.	18,123
		48,494
	Containers & Packaging — 0.7%
1,390	O-I Glass, Inc.[1]	15,443
	Diversified Consumer Services — 3.3%
312	Adtalem Global Education, Inc.[1]	25,247
243	Frontdoor, Inc.[1]	12,075
375	Stride, Inc.[1]	34,980
		72,302
	Diversified REITs — 0.4%
291	Essential Properties Realty Trust, Inc. REIT	9,222
	Diversified Telecommunication Services — 0.5%
1,222	Liberty Latin America Ltd. Class C1,2	11,829
	Electric Utilities — 0.3%
86	Otter Tail Corp.	6,753
	Electrical Equipment — 0.8%
179	EnerSys	17,338
	Electronic Equipment, Instruments & Components — 3.9%
494	Benchmark Electronics, Inc.	21,390
198	ePlus, Inc.[1]	17,612
191	Itron, Inc.[1]	21,346
1,146	Mirion Technologies, Inc.[1]	16,961
125	Sanmina Corp.[1]	8,763
		86,072
	Energy Equipment & Services — 0.8%
516	Helmerich & Payne, Inc.	17,338
	Financial Services — 1.5%
462	NMI Holdings, Inc.[1]	17,870
1	Paysafe Ltd.[1]	21
1,383	StoneCo Ltd. Class A1	15,352
		33,243
	Food Products — 0.8%
1,102	Dole PLC	17,797
	Gas Utilities — 0.6%
344	Northwest Natural Holding Co.	13,378
	Ground Transportation — 0.8%
666	RXO, Inc.[1]	18,775
	Health Care Equipment & Supplies — 5.0%
835	Avanos Medical, Inc.[1]	15,598
647	Integra LifeSciences Holdings Corp.[1]	12,138
371	LivaNova PLC[1]	19,151
4,085	OraSure Technologies, Inc.[1]	16,606
674	Orthofix Medical, Inc.[1]	10,912
564	STAAR Surgical Co.[1]	16,350
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,418	Tactile Systems Technology, Inc.[1]	$20,575
		111,330
	Health Care Providers & Services — 1.0%
2,239	Accolade, Inc.[1]	7,097
1,132	Owens & Minor, Inc.[1]	14,388
		21,485
	Health Care Technology — 1.0%
1,700	Health Catalyst, Inc.[1]	13,209
300	HealthStream, Inc.	8,771
		21,980
	Hotel & Resort REITs — 2.3%
2,171	DiamondRock Hospitality Co.	18,606
1,737	Sunstone Hotel Investors, Inc.	17,526
1,108	Xenia Hotels & Resorts, Inc. REIT	15,700
		51,832
	Hotels, Restaurants & Leisure — 0.3%
361	International Game Technology PLC	7,336
	Household Durables — 1.9%
415	La-Z-Boy, Inc.	15,791
629	Tri Pointe Homes, Inc.[1]	25,430
		41,221
	Household Products — 1.0%
435	Central Garden & Pet Co. Class A1	12,676
270	Energizer Holdings, Inc.	8,659
		21,335
	Industrial REITs — 1.5%
61	EastGroup Properties, Inc.	10,448
765	Plymouth Industrial REIT, Inc.	15,545
181	STAG Industrial, Inc.	6,748
		32,741
	Insurance — 1.9%
1,173	Hamilton Insurance Group Ltd. Class B1	20,434
192	HCI Group, Inc.	21,755
		42,189
	Interactive Media & Services — 1.6%
650	Cargurus, Inc.[1]	20,163
3,245	Vimeo, Inc.[1]	15,479
		35,642
	IT Services — 1.5%
839	DXC Technology Co.[1]	16,663
710	Hackett Group, Inc.	17,267
		33,930
	Life Sciences Tools & Services — 0.8%
1,264	Quanterix Corp.[1]	16,704
	Machinery — 2.3%
966	Mueller Water Products, Inc. Class A	20,856
150	Tennant Co.	13,134
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
311	Terex Corp.	$16,082
		50,072
	Metals & Mining — 2.5%
420	Commercial Metals Co.	22,596
868	Constellium SE1	9,635
737	Metallus, Inc.[1]	10,384
351	Olympic Steel, Inc.	12,594
		55,209
	Multi-Utilities — 2.3%
436	Avista Corp.	16,341
299	Black Hills Corp.	17,698
327	Northwestern Energy Group, Inc.	17,482
		51,521
	Oil, Gas & Consumable Fuels — 5.2%
428	Ardmore Shipping Corp.	6,039
2,545	Berry Corp.	12,776
958	Excelerate Energy, Inc. Class A	22,877
940	Par Pacific Holdings, Inc.[1]	14,523
396	PBF Energy, Inc. Class A	11,294
94	Scorpio Tankers, Inc.	5,477
572	Teekay Tankers Ltd. Class A	27,273
601	World Kinect Corp.	15,716
		115,975
	Pharmaceuticals — 3.4%
371	Amphastar Pharmaceuticals, Inc.[1]	18,747
292	ANI Pharmaceuticals, Inc.[1]	16,715
513	Collegium Pharmaceutical, Inc.[1]	17,514
1,325	Pacira BioSciences, Inc.[1]	21,995
		74,971
	Professional Services — 1.1%
490	Kelly Services, Inc. Class A	9,795
202	Korn Ferry	14,271
		24,066
	Real Estate Management & Development — 0.9%
1,399	Cushman & Wakefield PLC[1]	18,956
	Retail REITs — 0.7%
649	Urban Edge Properties REIT	14,434
	Semiconductors & Semiconductor Equipment — 1.1%
704	Penguin Solutions, Inc.[1]	10,595
450	Veeco Instruments, Inc.[1]	12,951
		23,546
	Software — 6.1%
1,201	A10 Networks, Inc.	17,595
319	BlackLine, Inc.[1]	17,663
159	InterDigital, Inc.[2]	23,920
692	LiveRamp Holdings, Inc.[1]	17,321
299	Q2 Holdings, Inc.[1]	25,313
1,162	SolarWinds Corp.	15,199
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
2,659	Yext, Inc.[1]	$19,251
		136,262
	Specialized REITs — 0.9%
1,141	Outfront Media, Inc.	20,264
	Specialty Retail — 3.3%
222	Abercrombie & Fitch Co. Class A1	29,257
927	Guess?, Inc.	15,750
181	Signet Jewelers Ltd.[2]	16,594
300	Urban Outfitters, Inc.[1]	10,785
		72,386
	Textiles, Apparel & Luxury Goods — 1.6%
601	G-III Apparel Group Ltd.[1]	18,198
400	Steven Madden Ltd.	17,988
		36,186
	Trading Companies & Distributors — 3.0%
1,476	DNOW, Inc.[1]	17,461
164	GMS, Inc.[1]	14,742
1,291	MRC Global, Inc.[1]	15,828
322	Rush Enterprises, Inc. Class A	18,219
		66,250
	TOTAL COMMON STOCKS (Cost $1,770,599)	2,197,808
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$5,578	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $5,578, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $5,700, coupon rate of 4.375%, due 7/31/26, market value of $5,870)	5,578
	TOTAL REPURCHASE AGREEMENT (Cost $5,578)	5,578
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
52,315	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%[3]	52,315
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $52,315)	52,315
TOTAL INVESTMENTS (Cost $1,828,492)	101.8%	$2,255,701
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.8)	(40,166)
NET ASSETS	100.0%	$2,215,535

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of October 31, 2024.
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 95.6%
	Japan — 21.6%
18,500	Asahi Kasei Corp.	$129,003
15,700	Astellas Pharma, Inc.[1]	185,530
17,700	Brother Industries Ltd.	350,761
2,200	Daito Trust Construction Co. Ltd.	244,412
32,600	ENEOS Holdings, Inc.	166,583
48,600	Honda Motor Co. Ltd.	498,187
57,700	Idemitsu Kosan Co. Ltd.	397,604
11,400	Japan Tobacco, Inc.	321,202
8,500	Kirin Holdings Co. Ltd.	125,760
22,300	Kyowa Kirin Co. Ltd.	370,297
26,500	Nitto Denko Corp.	446,230
25,100	Ono Pharmaceutical Co. Ltd.[1]	315,939
19,300	Otsuka Corp.	436,454
9,100	Sekisui Chemical Co. Ltd.	129,966
11,300	Sekisui House Ltd.	276,364
27,000	Shionogi & Co. Ltd.	388,989
17,700	Sumitomo Corp.	378,021
16,300	TIS, Inc.	410,450
		5,571,752
	United Kingdom — 12.4%
62,500	Aviva PLC	365,156
12,500	British American Tobacco PLC	434,383
84,200	Centrica PLC	127,355
59,100	CK Hutchison Holdings Ltd.	310,929
23,783	GSK PLC	427,038
48,200	HSBC Holdings PLC	442,332
11,100	Imperial Brands PLC	334,492
646,900	Lloyds Banking Group PLC	445,434
1,200	Next PLC[1]	151,485
25,600	Rolls-Royce Holdings PLC[2]	176,735
		3,215,339
	Canada — 10.5%
19,300	Barrick Gold Corp.	373,012
8,100	Canadian Imperial Bank of Commerce	506,763
3,400	CGI, Inc.[2]	376,641
3,000	Dollarama, Inc.	312,184
6,200	Gildan Activewear, Inc.	303,421
2,000	Imperial Oil Ltd.	149,244
8,600	Manulife Financial Corp.	251,202
11,600	Suncor Energy, Inc.	437,890
		2,710,357
	France — 9.1%
4,400	Accor SA	199,389
2,000	BNP Paribas SA	136,513
5,100	Cie de Saint-Gobain SA	460,333
10,100	Cie Generale des Etablissements Michelin SCA	341,124
3,700	Eiffage SA	343,949
24,000	Engie SA	402,424
2,195	Publicis Groupe SA	233,317
1,100	Sodexo SA	95,483
1,300	Vinci SA	145,225
		2,357,757
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — 8.1%
7,200	ABB Ltd.	$399,375
4,700	Holcim AG	463,060
4,400	Logitech International SA	360,540
4,200	Novartis AG	456,210
680	Zurich Insurance Group AG	402,228
		2,081,413
	Germany — 8.0%
25,600	Deutsche Bank AG	435,072
1,300	Deutsche Boerse AG	302,188
15,100	Deutsche Telekom AG	456,944
7,900	Fresenius SE & Co. KGaA[2]	288,045
1,550	Heidelberg Materials AG	170,624
800	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	409,168
		2,062,041
	Australia — 4.8%
40,000	Brambles Ltd.	483,308
88,100	Dexus	415,707
17,100	Northern Star Resources Ltd.	199,525
12,300	Orica Ltd.	140,361
		1,238,901
	Spain — 4.5%
37,800	Banco Bilbao Vizcaya Argentaria SA	376,220
25,000	CaixaBank SA	152,013
23,076	Iberdrola SA	342,502
5,300	Industria de Diseno Textil SA	301,514
		1,172,249
	Netherlands — 3.3%
10,200	Koninklijke Ahold Delhaize NV	336,291
70,000	Koninklijke KPN NV	273,580
9,100	Koninklijke Philips NV2	238,752
		848,623
	Italy — 3.2%
20,800	Eni SpA	317,024
120,000	Intesa Sanpaolo SpA	513,897
		830,921
	Denmark — 2.9%
3,400	Novo Nordisk AS Class B	378,337
2,400	Pandora AS	361,868
		740,205
	Sweden — 2.2%
22,000	Volvo AB Class B	571,343
	Singapore — 1.9%
74,500	Singapore Airlines Ltd.[1]	364,460
5,800	United Overseas Bank Ltd.	141,256
		505,716
	Austria — 1.6%
7,200	Erste Group Bank AG	405,217
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	United States — 1.5%
3,600	Sanofi SA	$380,273
	TOTAL COMMON STOCKS (Cost $21,627,376)	24,692,107
PREFERRED STOCKS* — 1.7%
	Germany — 1.7%
5,100	Henkel AG & Co. KGaA	441,472
	TOTAL PREFERRED STOCKS (Cost $397,447)	441,472
Face Amount
REPURCHASE AGREEMENT*—0.2%
$50,378	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $50,380, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $54,700, coupon rate of 0.875%, due 9/30/26, market value of $51,528)	50,378
	TOTAL REPURCHASE AGREEMENT (Cost $50,378)	50,378
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.1%
792,539	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%[3]	792,539
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $792,539)	792,539
TOTAL INVESTMENTS (Cost $22,867,740)	100.6%	$25,976,496
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(146,958)
NET ASSETS	100.0%	$25,829,538

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of October 31, 2024.
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.2%
	Automobiles — 2.1%
7,325	General Motors Co.	$371,817
4,325	Harley-Davidson, Inc.	138,184
		510,001
	Banks — 3.1%
6,883	Bank of America Corp.	287,847
7,114	Citigroup, Inc.	456,506
		744,353
	Biotechnology — 3.4%
1,765	Biogen, Inc.[1]	307,110
2,568	Gilead Sciences, Inc.	228,090
3,700	Incyte Corp.[1]	274,244
		809,444
	Broadline Retail — 1.3%
5,566	eBay, Inc.	320,101
	Building Products — 3.6%
2,234	Owens Corning	394,949
1,278	Trane Technologies PLC	473,064
		868,013
	Capital Markets — 3.6%
1,789	CME Group, Inc.	403,169
4,421	Nasdaq, Inc.	326,800
1,346	State Street Corp.	124,909
		854,878
	Chemicals — 0.9%
5,505	Axalta Coating Systems Ltd.[1]	208,750
	Communications Equipment — 4.0%
1,123	Arista Networks, Inc.[1]	433,972
7,341	Cisco Systems, Inc.	402,067
556	F5, Inc.[1]	130,037
		966,076
	Construction Materials — 1.8%
4,400	CRH PLC	419,892
	Consumer Staples Distribution & Retail — 1.0%
3,239	Sysco Corp.	242,763
	Diversified Telecommunication Services — 2.0%
20,721	AT&T, Inc.	467,051
	Electric Utilities — 0.8%
1,239	Entergy Corp.	191,772
	Electronic Equipment, Instruments & Components — 1.6%
2,669	TE Connectivity PLC	393,464
	Energy Equipment & Services — 2.3%
11,330	Baker Hughes Co.	431,447
7,289	NOV, Inc.	113,052
		544,499
	Financial Services — 3.7%
1,768	Fiserv, Inc.[1]	349,887
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
5,245	PayPal Holdings, Inc.[1]	$415,929
427	Visa, Inc. Class A	123,766
		889,582
	Food Products — 2.1%
7,501	General Mills, Inc.	510,218
	Ground Transportation — 0.9%
6,093	CSX Corp.	204,969
	Health Care Equipment & Supplies — 0.5%
1,137	Zimmer Biomet Holdings, Inc.	121,568
	Health Care Providers & Services — 4.5%
1,352	Cencora, Inc.	308,364
1,276	Cigna Group	401,698
913	Elevance Health, Inc.	370,459
		1,080,521
	Hotels, Restaurants & Leisure — 1.5%
9,433	Aramark	356,850
	Household Durables — 2.6%
4,166	Toll Brothers, Inc.	610,069
	Household Products — 0.6%
1,500	Colgate-Palmolive Co.	140,565
	Insurance — 2.4%
4,262	Aflac, Inc.	446,615
614	Marsh & McLennan Cos., Inc.	133,999
		580,614
	Interactive Media & Services — 3.1%
2,669	Alphabet, Inc. Class A	456,693
492	Meta Platforms, Inc. Class A	279,249
		735,942
	IT Services — 5.1%
4,096	Akamai Technologies, Inc.[1]	414,024
4,699	Cognizant Technology Solutions Corp. Class A	350,498
1,664	Okta, Inc.[1]	119,625
4,243	Twilio, Inc. Class A1	342,198
		1,226,345
	Life Sciences Tools & Services — 2.9%
2,173	Agilent Technologies, Inc.	283,164
11,092	Avantor, Inc.[1]	248,128
319	Thermo Fisher Scientific, Inc.	174,276
		705,568
	Machinery — 2.5%
2,501	PACCAR, Inc.	260,804
3,374	Pentair PLC	334,431
		595,235
	Media — 3.3%
7,660	Comcast Corp. Class A	334,512
4,608	Omnicom Group, Inc.	465,408
		799,920
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.7%
11,808	NiSource, Inc.	$415,169
	Oil, Gas & Consumable Fuels — 1.0%
1,789	Valero Energy Corp.	232,141
	Pharmaceuticals — 1.5%
3,401	Merck & Co., Inc.	347,990
	Professional Services — 0.5%
852	Jacobs Solutions, Inc.	119,774
	Real Estate Management & Development — 2.2%
4,003	CBRE Group, Inc. Class A1	524,273
	Semiconductors & Semiconductor Equipment — 8.7%
2,222	Applied Materials, Inc.	403,471
2,071	NXP Semiconductors NV	485,650
4,503	ON Semiconductor Corp.[1]	317,416
836	Onto Innovation, Inc.[1]	165,804
2,464	QUALCOMM, Inc.	401,065
3,556	Skyworks Solutions, Inc.	311,434
		2,084,840
	Software — 7.2%
3,300	DocuSign, Inc.[1]	228,954
15,585	Dropbox, Inc. Class A1	402,872
7,189	Dynatrace, Inc.[1]	386,768
925	Salesforce, Inc.	269,517
5,882	Zoom Video Communications, Inc. Class A1	439,621
		1,727,732
	Specialized REITs — 1.7%
542	American Tower Corp.	115,739
320	Equinix, Inc.	290,585
		406,324
	Specialty Retail — 4.5%
2,559	Dick’s Sporting Goods, Inc.	500,924
833	Ross Stores, Inc.	116,387
3,963	TJX Cos., Inc.	447,938
		1,065,249
	Technology Hardware, Storage & Peripherals — 3.0%
21,385	Hewlett Packard Enterprise Co.	416,794
2,600	NetApp, Inc.	299,806
		716,600
	TOTAL COMMON STOCKS (Cost $18,848,749)	23,739,115
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$151,886	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $151,893, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $152,900, coupon rate of 4.375%, due 7/31/26, market value of $155,116)	151,886
	TOTAL REPURCHASE AGREEMENT (Cost $151,886)	151,886
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Environmental Accountability Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Face Amount		Value
TOTAL INVESTMENTS (Cost $19,000,635)	99.9%	$23,891,001
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	35,497
NET ASSETS	100.0%	$23,926,498

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.6%
	Automobile Components — 1.8%
12,415	BorgWarner, Inc.	$417,516
	Banks — 3.8%
11,438	Bank of America Corp.	478,337
4,300	Citigroup, Inc.	275,931
1,976	Comerica, Inc.	125,891
		880,159
	Beverages — 0.7%
2,892	Molson Coors Beverage Co. Class B	157,527
	Biotechnology — 2.8%
2,148	AbbVie, Inc.	437,912
552	United Therapeutics Corp.[1]	206,432
		644,344
	Broadline Retail — 2.5%
10,037	eBay, Inc.	577,228
	Building Products — 2.8%
1,703	Trane Technologies PLC	630,382
	Capital Markets — 2.7%
8,126	Bank of New York Mellon Corp.	612,375
	Chemicals — 1.1%
2,490	International Flavors & Fragrances, Inc.	247,581
	Communications Equipment — 4.3%
1,319	Arista Networks, Inc.[1]	509,715
8,642	Cisco Systems, Inc.	473,322
		983,037
	Construction Materials — 1.5%
3,600	CRH PLC	343,548
	Consumer Staples Distribution & Retail — 1.4%
1,925	Kroger Co.	107,358
1,378	Sysco Corp.	103,281
704	Target Corp.	105,628
		316,267
	Diversified Consumer Services — 0.5%
1,518	Service Corp. International	123,945
	Electric Utilities — 1.7%
1,052	Entergy Corp.	162,828
5,703	Exelon Corp.	224,128
		386,956
	Electrical Equipment — 2.5%
7,601	nVent Electric PLC	566,807
	Electronic Equipment, Instruments & Components — 1.9%
3,728	TD SYNNEX Corp.	430,025
	Energy Equipment & Services — 2.1%
12,351	Baker Hughes Co.	470,326
	Entertainment — 0.5%
835	Electronic Arts, Inc.	125,960
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — 4.4%
4,071	Fidelity National Information Services, Inc.	$365,291
580	Fiserv, Inc.[1]	114,782
228	Mastercard, Inc. Class A	113,907
5,124	PayPal Holdings, Inc.[1]	406,333
		1,000,313
	Food Products — 1.6%
2,372	General Mills, Inc.	161,344
6,327	Kraft Heinz Co.	211,701
		373,045
	Health Care Equipment & Supplies — 0.5%
1,331	Boston Scientific Corp.[1]	111,831
	Health Care Providers & Services — 4.7%
486	Cencora, Inc.	110,847
5,986	Centene Corp.[1]	372,688
611	Cigna Group	192,349
959	Elevance Health, Inc.	389,124
		1,065,008
	Hotels, Restaurants & Leisure — 1.4%
5,069	Aramark	191,760
878	Expedia Group, Inc.[1]	137,240
		329,000
	Household Products — 1.1%
1,871	Kimberly-Clark Corp.	251,051
	Insurance — 2.4%
675	Reinsurance Group of America, Inc.	142,479
3,943	Unum Group	253,062
540	Willis Towers Watson PLC	163,182
		558,723
	Interactive Media & Service — 2.1%
830	Meta Platforms, Inc. Class A	471,091
	IT Services — 1.2%
3,475	Twilio, Inc. Class A1	280,259
	Life Sciences Tools & Services — 1.2%
740	Bio-Rad Laboratories, Inc. Class A1	265,061
	Machinery — 0.9%
330	Parker-Hannifin Corp.	209,243
	Media — 4.9%
5,346	Comcast Corp. Class A	233,460
2,200	Interpublic Group of Cos., Inc.	64,680
15,078	News Corp. Class A	410,875
4,063	Omnicom Group, Inc.	410,363
		1,119,378
	Multi-Utilities — 1.9%
12,045	NiSource, Inc.	423,502
	Oil, Gas & Consumable Fuels — 2.3%
4,798	Devon Energy Corp.	185,587
9,757	Kinder Morgan, Inc.	239,144
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)
817	Valero Energy Corp.	$106,014
		530,745
	Pharmaceuticals — 4.1%
3,882	Bristol-Myers Squibb Co.	216,499
1,940	Johnson & Johnson	310,128
3,912	Merck & Co., Inc.	400,276
		926,903
	Professional Services — 1.0%
1,624	Jacobs Solutions, Inc.	228,302
	Real Estate Management & Development — 0.4%
1,347	CoStar Group, Inc.[1]	98,048
	Retail REITs — 1.4%
12,274	Brixmor Property Group, Inc. REIT	330,784
	Semiconductors & Semiconductor Equipment — 4.3%
1,646	Applied Materials, Inc.	298,881
985	MKS Instruments, Inc.	97,840
3,577	QUALCOMM, Inc.	582,228
		978,949
	Software — 13.4%
1,479	Autodesk, Inc.[1]	419,740
5,108	DocuSign, Inc.[1]	354,393
13,279	Dropbox, Inc. Class A1	343,262
6,331	Dynatrace, Inc.[1]	340,608
8,465	Gen Digital, Inc.	246,416
9,391	Gitlab, Inc. Class A1	504,766
5,204	Nutanix, Inc. Class A1	323,169
7,085	Zoom Video Communications, Inc. Class A1	529,533
		3,061,887
	Specialized REITs — 1.3%
1,393	American Tower Corp.	297,461
	Specialty Retail — 3.5%
3,407	Bath & Body Works, Inc.	96,691
822	Dick’s Sporting Goods, Inc.	160,906
864	Ross Stores, Inc.	120,718
3,700	TJX Cos., Inc.	418,211
		796,526
	Technology Hardware, Storage & Peripherals — 3.9%
30,428	Hewlett Packard Enterprise Co.	593,042
8,357	HP, Inc.	296,840
		889,882
	Textiles, Apparel & Luxury Goods — 1.1%
2,643	PVH Corp.	260,230
	TOTAL COMMON STOCKS (Cost $17,960,732)	22,771,205
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Face Amount		Value
REPURCHASE AGREEMENT* — 0.3%
$70,031	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $70,034, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $70,500, coupon rate of 4.375%, due 7/31/26, market value of $71,524)	$70,031
TOTAL REPURCHASE AGREEMENT (Cost $70,031)		70,031
TOTAL INVESTMENTS (Cost $18,030,763)	99.9%	$22,841,236
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	15,490
NET ASSETS	100.0%	$22,856,726

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 96.4%
	Air Freight & Logistics — 1.1%
4,060	Expeditors International of Washington, Inc.	$483,140
	Automobile Components — 0.8%
10,860	BorgWarner, Inc.	365,222
	Automobiles — 1.3%
5,320	General Motors Co.	270,043
10,880	Harley-Davidson, Inc.	347,616
		617,659
	Banks — 1.8%
3,800	Citigroup, Inc.	243,846
17,140	Old National Bancorp	330,116
10,300	Regions Financial Corp.	245,861
		819,823
	Beverages — 0.9%
7,460	Molson Coors Beverage Co. Class B	406,346
	Biotechnology — 1.7%
3,340	BioMarin Pharmaceutical, Inc.[1]	220,073
25,720	Catalyst Pharmaceuticals, Inc.[1]	560,696
		780,769
	Broadline Retail — 1.7%
13,920	eBay, Inc.	800,539
	Capital Markets — 2.4%
1,120	CME Group, Inc.[2]	252,403
20,860	Janus Henderson Group PLC[2]	861,727
		1,114,130
	Construction & Engineering — 3.8%
7,300	AECOM[2]	779,640
2,200	EMCOR Group, Inc.[2]	981,354
		1,760,994
	Consumer Finance — 1.3%
11,100	Synchrony Financial[2]	612,054
	Consumer Staples Distribution & Retail — 0.7%
5,820	Kroger Co.	324,581
	Containers & Packaging — 0.9%
1,740	Packaging Corp. of America	398,356
	Distributors — 0.8%
9,960	LKQ Corp.	366,428
	Diversified Consumer Services — 4.3%
11,760	Adtalem Global Education, Inc.[1]	951,619
10,960	Stride, Inc.[1,3]	1,022,349
		1,973,968
	Diversified REITs — 0.8%
12,240	Essential Properties Realty Trust, Inc. REIT	387,886
	Diversified Telecommunication Services — 0.5%
5,200	Verizon Communications, Inc.	219,076
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 2.0%
2,560	Entergy Corp.	$396,237
7,760	Eversource Energy	510,996
		907,233
	Electronic Equipment, Instruments & Components — 4.1%
2,240	Fabrinet[1]	539,773
3,480	OSI Systems, Inc.[1,3]	460,091
12,840	Sanmina Corp.[1]	900,084
		1,899,948
	Energy Equipment & Services — 3.5%
12,480	Baker Hughes Co.	475,238
40,440	Liberty Energy, Inc.	690,311
29,120	NOV, Inc.	451,651
		1,617,200
	Financial Services — 5.3%
5,160	Essent Group Ltd.[2]	309,652
35,540	MGIC Investment Corp.[2]	889,921
7,340	PayPal Holdings, Inc.[1,2]	582,062
18,920	Radian Group, Inc.[2]	660,497
		2,442,132
	Food Products — 1.9%
4,500	Bunge Global SA	378,090
5,420	Cal-Maine Foods, Inc.	475,768
		853,858
	Health Care Equipment & Supplies — 1.7%
8,060	Merit Medical Systems, Inc.[1]	795,200
	Health Care Providers & Services — 2.1%
2,000	Addus HomeCare Corp.[1]	248,840
11,860	Centene Corp.[1]	738,404
		987,244
	Hotel & Resort REITs — 1.1%
56,480	DiamondRock Hospitality Co.	484,034
	Hotels, Restaurants & Leisure — 1.4%
32,540	International Game Technology PLC	661,213
	Household Durables — 2.4%
6,500	PulteGroup, Inc.	841,945
4,140	Taylor Morrison Home Corp.[1]	283,590
		1,125,535
	Industrial REITs — 1.1%
13,480	STAG Industrial, Inc.	502,534
	Insurance — 3.9%
4,000	Brown & Brown, Inc.	418,560
16,140	Unum Group	1,035,865
1,120	Willis Towers Watson PLC	338,453
		1,792,878
	Interactive Media & Services — 2.3%
15,100	Cargurus, Inc.[1]	468,402
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Interactive Media & Services — (Continued)
1,060	Meta Platforms, Inc. Class A	$601,635
		1,070,037
	IT Services — 4.3%
8,800	Amdocs Ltd.	772,156
7,580	Cognizant Technology Solutions Corp. Class A	565,392
8,200	Twilio, Inc. Class A1	661,330
		1,998,878
	Machinery — 5.9%
21,140	Atmus Filtration Technologies, Inc.[2]	823,192
29,620	Gates Industrial Corp. PLC[1,2]	573,147
4,600	ITT, Inc.[2]	644,552
8,020	Mueller Industries, Inc.[2]	657,399
		2,698,290
	Media — 2.2%
10,700	Comcast Corp. Class A	467,269
9,940	New York Times Co. Class A	555,050
		1,022,319
	Metals & Mining — 3.1%
11,520	Commercial Metals Co.	619,776
2,760	Reliance, Inc.	790,298
		1,410,074
	Multi-Utilities — 1.5%
19,600	NiSource, Inc.	689,136
	Oil, Gas & Consumable Fuels — 0.6%
1,760	Marathon Petroleum Corp.	256,027
	Passenger Airlines — 2.1%
10,160	SkyWest, Inc.[1]	967,232
	Pharmaceuticals — 2.0%
11,600	Amphastar Pharmaceuticals, Inc.[1]	586,148
27,540	Elanco Animal Health, Inc.[1]	348,106
		934,254
	Professional Services — 1.8%
21,760	Genpact Ltd.	830,579
	Retail REITs — 1.7%
14,440	Kite Realty Group Trust	370,675
19,060	Urban Edge Properties REIT	423,894
		794,569
	Semiconductors & Semiconductor Equipment — 1.7%
11,520	Amkor Technology, Inc.	293,184
17,360	Veeco Instruments, Inc.[1]	499,621
		792,805
	Software — 2.9%
4,960	BlackLine, Inc.[1]	274,635
13,220	Box, Inc. Class A1	419,867
25,100	Dropbox, Inc. Class A1	648,835
		1,343,337
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Specialized REITs — 1.3%
19,340	VICI Properties, Inc.	$614,238
	Specialty Retail — 2.9%
1,540	Dick’s Sporting Goods, Inc.	301,455
6,480	TJX Cos., Inc.	732,434
7,940	Urban Outfitters, Inc.[1]	285,443
		1,319,332
	Technology Hardware, Storage & Peripherals — 0.7%
16,740	Hewlett Packard Enterprise Co.	326,263
	Textiles, Apparel & Luxury Goods — 1.3%
9,900	Skechers USA, Inc. Class A1	608,454
	Trading Companies & Distributors — 2.8%
11,660	Core & Main, Inc. Class A1,2	516,305
13,780	Rush Enterprises, Inc. Class A2	779,672
		1,295,977
	TOTAL COMMON STOCKS (Cost $29,971,698)	44,471,781
Face Amount
REPURCHASE AGREEMENT* — 1.3%
$594,092	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $594,117, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $644,200, coupon rate of 0.875%, due 9/30/26, market value of $606,032)	594,092
	TOTAL REPURCHASE AGREEMENT (Cost $594,092)	594,092
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.3%
1,061,873	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%[4]	1,061,873
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,061,873)	1,061,873
TOTAL LONG INVESTMENTS (Cost $31,627,663)	100.0%	$46,127,746
COMMON STOCKS SOLD SHORT* — (65.8)%
	Aerospace & Defense — (5.3)%
(2,260)	AeroVironment, Inc.[1]	(485,810)
(3,720)	Boeing Co.[1]	(555,433)
(1,600)	General Dynamics Corp.	(466,576)
(840)	Lockheed Martin Corp.	(458,682)
(380)	TransDigm Group, Inc.	(494,874)
		(2,461,375)
	Automobile Components — (1.0)%
(3,980)	LCI Industries	(442,894)
	Automobiles — (1.0)%
(1,920)	Tesla, Inc.[1]	(479,712)
	Banks — (1.1)%
(19,500)	Banc of California, Inc.	(299,520)
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (Continued)
(17,720)	TFS Financial Corp.	$(227,702)
		(527,222)
	Beverages — (1.7)%
(10,280)	Brown-Forman Corp. Class A	(448,002)
(7,300)	Brown-Forman Corp. Class B	(321,419)
		(769,421)
	Capital Markets — (2.6)%
(3,240)	ARES Management Corp. Class A	(543,283)
(6,620)	Jefferies Financial Group, Inc.	(423,548)
(3,700)	Moelis & Co. Class A	(245,680)
		(1,212,511)
	Chemicals — (1.2)%
(1,810)	Air Products & Chemicals, Inc.	(562,059)
	Commercial Services & Supplies — (1.5)%
(4,320)	Casella Waste Systems, Inc. Class A1	(422,842)
(1,140)	Waste Management, Inc.	(246,069)
		(668,911)
	Construction & Engineering — (0.6)%
(900)	Quanta Services, Inc.	(271,467)
	Construction Materials — (1.1)%
(880)	Martin Marietta Materials, Inc.	(521,259)
	Consumer Finance — (1.9)%
(3,960)	FirstCash Holdings, Inc.	(409,741)
(4,200)	Nelnet, Inc. Class A	(473,340)
		(883,081)
	Consumer Staples Distribution & Retail — (1.2)%
(4,560)	Dollar Tree, Inc.[1]	(294,758)
(27,100)	Walgreens Boots Alliance, Inc.	(256,366)
		(551,124)
	Distributors — (1.1)%
(1,420)	Pool Corp.	(513,529)
	Electric Utilities — (0.5)%
(2,660)	Southern Co.	(242,140)
	Electrical Equipment — (1.0)%
(1,760)	Rockwell Automation, Inc.	(469,410)
	Electronic Equipment, Instruments & Components — (1.5)%
(11,040)	Cognex Corp.	(444,139)
(540)	Teledyne Technologies, Inc.[1]	(245,873)
		(690,012)
	Energy Equipment & Services — (0.6)%
(4,320)	Tidewater, Inc.[1]	(259,502)
	Entertainment — (3.4)%
(9,040)	Liberty Media Corp.-Liberty Live Class C1	(527,575)
(2,400)	Madison Square Garden Sports Corp.[1]	(534,480)
(3,220)	Take-Two Interactive Software, Inc.[1]	(520,738)
		(1,582,793)
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Financial Services — (3.3)%
(1,040)	Berkshire Hathaway, Inc. Class B1	$(468,957)
(2,540)	Federal Agricultural Mortgage Corp. Class C	(465,506)
(11,480)	Rocket Cos., Inc. Class A1	(184,828)
(63,860)	UWM Holdings Corp.	(411,258)
		(1,530,549)
	Ground Transportation — (3.5)%
(2,800)	JB Hunt Transport Services, Inc.	(505,736)
(980)	Saia, Inc.[1]	(478,838)
(2,720)	Union Pacific Corp.	(631,230)
		(1,615,804)
	Health Care Equipment & Supplies — (0.8)%
(2,700)	Glaukos Corp.[1]	(357,075)
	Health Care Providers & Services — (1.2)%
(2,340)	Labcorp Holdings, Inc.	(534,152)
	Health Care REITs — (1.0)%
(27,160)	Healthcare Realty Trust, Inc.	(466,609)
	Hotels, Restaurants & Leisure — (4.4)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(335,844)
(3,020)	Darden Restaurants, Inc.	(483,260)
(4,160)	Jack in the Box, Inc.	(204,880)
(1,990)	Marriott International, Inc. Class A	(517,440)
(9,520)	Papa John’s International, Inc.	(498,753)
		(2,040,177)
	Household Durables — (1.0)%
(4,740)	LGI Homes, Inc.[1]	(481,394)
	Household Products — (0.5)%
(1,420)	Clorox Co.	(225,141)
	Independent Power & Renewable Electricity Producer — (1.0)%
(5,520)	Ormat Technologies, Inc.	(436,190)
	Independent Power Producers & Energy Traders — (1.0)%
(3,660)	Vistra Corp.	(457,354)
	Insurance — (3.2)%
(3,700)	American Financial Group, Inc.	(477,041)
(2,840)	Goosehead Insurance, Inc. Class A1	(309,276)
(5,000)	Selective Insurance Group, Inc.	(454,100)
(3,100)	Stewart Information Services Corp.	(213,280)
		(1,453,697)
	IT Services — (0.6)%
(1,000)	MongoDB, Inc.[1]	(270,400)
	Life Sciences Tools & Services — (0.2)%
(740)	Illumina, Inc.[1]	(106,664)
	Machinery — (2.0)%
(1,140)	Deere & Co.	(461,347)
(4,820)	Stanley Black & Decker, Inc.	(447,971)
		(909,318)
	Office REITs — (1.0)%
(28,220)	JBG SMITH Properties	(479,740)
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Oil, Gas & Consumable Fuels — (1.9)%
(7,880)	Occidental Petroleum Corp.	$(394,867)
(21,240)	Sitio Royalties Corp. Class A	(473,439)
		(868,306)
	Passenger Airlines — (1.1)%
(39,260)	American Airlines Group, Inc.[1]	(526,084)
	Software — (2.1)%
(1,600)	Crowdstrike Holdings, Inc. Class A1	(474,992)
(780)	Tyler Technologies, Inc.[1]	(472,360)
		(947,352)
	Specialized REITs — (1.9)%
(2,967)	Digital Realty Trust, Inc.	(528,809)
(7,960)	PotlatchDeltic Corp.	(330,897)
		(859,706)
	Specialty Retail — (2.1)%
(1,120)	Home Depot, Inc.	(441,000)
(19,400)	Monro, Inc.	(531,754)
		(972,754)
	Textiles, Apparel & Luxury Goods — (1.9)%
(5,540)	Oxford Industries, Inc.	(402,315)
(61,300)	Under Armour, Inc. Class C1	(484,270)
		(886,585)
	Trading Companies & Distributors — (1.8)%
(9,700)	Air Lease Corp.	(430,195)
(7,400)	H&E Equipment Services, Inc.	(386,650)
		(816,845)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(34,603,476))	(30,350,318)
TOTAL SHORT INVESTMENTS (Proceeds $(34,603,476))	(65.8)%	$(30,350,318)
TOTAL INVESTMENTS (Proceeds $(2,975,813))	34.2%	$15,777,428
OTHER ASSETS IN EXCESS OF LIABILITIES	65.8	30,341,737
NET ASSETS	100.0%	$46,119,165

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,967,584.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of October 31, 2024.
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 128.9%
	Air Freight & Logistics — 0.6%
1,860	Expeditors International of Washington, Inc.[1]	$221,340
	Automobiles — 1.7%
40,400	Ford Motor Co.[1]	415,716
3,720	General Motors Co.[1]	188,827
		604,543
	Banks — 4.2%
8,600	Fifth Third Bancorp[1]	375,648
33,500	Old National Bancorp	645,210
20,680	Regions Financial Corp.[1]	493,632
		1,514,490
	Beverages — 1.0%
6,340	Molson Coors Beverage Co. Class B1	345,340
	Biotechnology — 7.5%
38,660	Catalyst Pharmaceuticals, Inc.[2]	842,788
15,600	Exelixis, Inc.[2]	517,920
8,860	Incyte Corp.[1,2]	656,703
1,760	United Therapeutics Corp.[2]	658,188
		2,675,599
	Broadline Retail — 2.2%
13,900	eBay, Inc.[1]	799,389
	Capital Markets — 1.8%
880	CME Group, Inc.[1]	198,317
2,860	Intercontinental Exchange, Inc.[1]	445,788
		644,105
	Chemicals — 1.2%
5,120	DuPont de Nemours, Inc.[1]	424,909
	Communications Equipment — 3.2%
9,020	Cisco Systems, Inc.[1]	494,025
2,780	F5, Inc.[2]	650,187
		1,144,212
	Construction & Engineering — 4.2%
3,680	AECOM[1]	393,024
2,460	EMCOR Group, Inc.[1]	1,097,332
		1,490,356
	Construction Materials — 0.5%
2,000	CRH PLC[1]	190,860
	Consumer Staples Distribution & Retail — 1.1%
5,360	Sysco Corp.[1]	401,732
	Diversified Consumer Services — 2.3%
8,980	Stride, Inc.[2,3]	837,654
	Electric Utilities — 4.2%
3,420	Duke Energy Corp.[1]	394,223
4,800	Entergy Corp.[1]	742,944
5,400	Eversource Energy[1]	355,590
		1,492,757
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 2.1%
10,300	nVent Electric PLC[1]	$768,071
	Electronic Equipment, Instruments & Components — 4.6%
4,280	Benchmark Electronics, Inc.	185,324
760	Fabrinet[2]	183,137
11,760	Sanmina Corp.[2]	824,376
3,840	TD SYNNEX Corp.	442,944
		1,635,781
	Energy Equipment & Services — 3.0%
13,960	Baker Hughes Co.[1]	531,597
31,100	Liberty Energy, Inc.	530,877
		1,062,474
	Financial Services — 8.2%
10,200	Essent Group Ltd.[1]	612,102
42,594	MGIC Investment Corp.[1]	1,066,554
17,700	NMI Holdings, Inc.[2]	684,636
7,100	PayPal Holdings, Inc.[1,2]	563,030
		2,926,322
	Food Products — 1.5%
4,200	Bunge Global SA1	352,884
2,100	Cal-Maine Foods, Inc.	184,338
		537,222
	Ground Transportation — 0.9%
11,200	RXO, Inc.[1,2]	315,728
	Health Care Equipment & Supplies — 2.3%
8,420	Merit Medical Systems, Inc.[2]	830,717
	Health Care Providers & Services — 4.1%
1,400	Addus HomeCare Corp.[2]	174,188
7,780	Centene Corp.[1,2]	484,383
2,548	Molina Healthcare, Inc.[1,2]	818,468
		1,477,039
	Hotels, Restaurants & Leisure — 1.8%
32,660	International Game Technology PLC	663,651
	Household Durables — 2.6%
13,740	Taylor Morrison Home Corp.[1,2]	941,190
	Household Products — 0.7%
9,137	Central Garden & Pet Co. Class A2	266,252
	Industrial REITs — 0.9%
8,580	STAG Industrial, Inc.[1]	319,862
	Insurance — 3.4%
3,300	Axis Capital Holdings Ltd.[1]	258,258
14,880	Unum Group[1]	954,998
		1,213,256
	Interactive Media & Services — 3.6%
28,280	Cargurus, Inc.[2]	877,245
720	Meta Platforms, Inc. Class A1	408,658
		1,285,903
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 6.0%
8,000	Amdocs Ltd.	$701,960
7,220	Cognizant Technology Solutions Corp. Class A1	538,540
5,200	Okta, Inc.[2]	373,828
6,520	Twilio, Inc. Class A2	525,838
		2,140,166
	Machinery — 5.4%
20,280	Gates Industrial Corp. PLC[1,2]	392,418
2,700	ITT, Inc.[1]	378,324
5,820	PACCAR, Inc.[1]	606,910
2,900	Westinghouse Air Brake Technologies Corp.[1]	545,142
		1,922,794
	Media — 4.8%
17,600	Comcast Corp. Class A1	768,592
4,540	New York Times Co. Class A	253,514
6,780	Omnicom Group, Inc.[1]	684,780
		1,706,886
	Metals & Mining — 3.8%
11,960	Commercial Metals Co.[1]	643,448
2,546	Reliance, Inc.[1]	729,022
		1,372,470
	Multi-Utilities — 2.2%
22,020	NiSource, Inc.[1]	774,223
	Oil, Gas & Consumable Fuels — 1.8%
5,100	Devon Energy Corp.	197,268
3,100	Marathon Petroleum Corp.[1]	450,957
		648,225
	Pharmaceuticals — 1.7%
12,120	Amphastar Pharmaceuticals, Inc.[2]	612,424
	Professional Services — 2.8%
16,560	Genpact Ltd.[1]	632,095
5,380	KBR, Inc.[1]	360,514
		992,609
	Real Estate Management & Development — 0.5%
700	Jones Lang LaSalle, Inc.[2]	189,672
	Residential REITs — 1.4%
14,400	American Homes 4 Rent Class A1	507,456
	Retail REITs — 2.2%
10,820	Kite Realty Group Trust	277,749
23,220	Urban Edge Properties REIT	516,413
		794,162
	Semiconductors & Semiconductor Equipment — 4.6%
15,760	ACM Research, Inc. Class A2	296,209
21,620	Amkor Technology, Inc.	550,229
8,340	Kulicke & Soffa Industries, Inc.	374,132
14,260	Veeco Instruments, Inc.[2]	410,403
		1,630,973
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 7.3%
18,060	Box, Inc. Class A2	$573,585
23,920	Dropbox, Inc. Class A2	618,332
4,100	Dynatrace, Inc.[2]	220,580
3,380	Progress Software Corp.	216,624
7,980	Smartsheet, Inc. Class A2	450,232
3,240	SPS Commerce, Inc.[2]	534,600
		2,613,953
	Specialized REITs — 0.7%
8,080	VICI Properties, Inc.[1]	256,621
	Specialty Retail — 5.1%
1,020	Dick’s Sporting Goods, Inc.[1]	199,665
8,140	Gap, Inc.	169,068
6,900	TJX Cos., Inc.[1]	779,907
7,300	Urban Outfitters, Inc.[2]	262,435
3,160	Williams-Sonoma, Inc.	423,851
		1,834,926
	Technology Hardware, Storage & Peripherals — 1.8%
32,660	Hewlett Packard Enterprise Co.[1]	636,543
	Textiles, Apparel & Luxury Goods — 0.7%
3,920	Skechers USA, Inc. Class A1,2	240,923
	Wireless Telecommunication Services — 0.7%
1,160	T-Mobile U.S., Inc.[1]	258,866
	TOTAL COMMON STOCKS (Cost $32,314,722)	46,164,646
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$95,944	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $95,948, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $96,600, coupon rate of 4.375%, due 7/31/26, market value of $98,017)	95,944
	TOTAL REPURCHASE AGREEMENT (Cost $95,944)	95,944
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
862,080	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%[4]	862,080
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $862,080)	862,080
TOTAL LONG INVESTMENTS (Cost $33,272,746)	131.6%	$47,122,670
COMMON STOCKS SOLD SHORT* — (29.1)%
	Aerospace & Defense — (2.6)%
(620)	AeroVironment, Inc.[2]	(133,275)
(800)	Boeing Co.[2]	(119,448)
(380)	General Dynamics Corp.	(110,812)
(720)	HEICO Corp. Class A	(138,247)
(200)	Lockheed Martin Corp.	(109,210)
(280)	Northrop Grumman Corp.	(142,526)
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Aerospace & Defense — (Continued)
(120)	TransDigm Group, Inc.	$(156,276)
		(909,794)
	Banks — (0.5)%
(3,500)	Glacier Bancorp, Inc.	(182,525)
	Beverages — (0.3)%
(2,560)	Brown-Forman Corp. Class B	(112,717)
	Building Products — (0.2)%
(1,200)	Trex Co., Inc.[2]	(85,020)
	Capital Markets — (0.9)%
(1,020)	ARES Management Corp. Class A	(171,034)
(7,000)	Blue Owl Capital, Inc.	(156,520)
		(327,554)
	Chemicals — (0.7)%
(500)	Air Products & Chemicals, Inc.	(155,265)
(1,140)	Albemarle Corp.	(107,992)
		(263,257)
	Commercial Services & Supplies — (0.5)%
(840)	Republic Services, Inc.	(166,320)
	Construction & Engineering — (0.3)%
(400)	Quanta Services, Inc.	(120,652)
	Construction Materials — (0.8)%
(270)	Martin Marietta Materials, Inc.	(159,932)
(440)	Vulcan Materials Co.	(120,529)
		(280,461)
	Consumer Staples Distribution & Retail — (0.2)%
(6,780)	Walgreens Boots Alliance, Inc.	(64,139)
	Distributors — (0.4)%
(400)	Pool Corp.	(144,656)
	Electric Utilities — (1.4)%
(2,500)	Alliant Energy Corp.	(150,000)
(2,280)	MGE Energy, Inc.	(206,317)
(1,600)	NextEra Energy, Inc.	(126,800)
		(483,117)
	Electrical Equipment — (1.2)%
(1,300)	Emerson Electric Co.	(140,751)
(920)	Regal Rexnord Corp.	(153,217)
(540)	Rockwell Automation, Inc.	(144,023)
		(437,991)
	Electronic Equipment, Instruments & Components — (0.2)%
(1,980)	Cognex Corp.	(79,655)
	Energy Equipment & Services — (0.3)%
(1,800)	Tidewater, Inc.[2]	(108,126)
	Entertainment — (1.3)%
(2,820)	Liberty Media Corp.-Liberty Live Class C2	(164,575)
(720)	Madison Square Garden Sports Corp.[2]	(160,344)
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Entertainment — (Continued)
(900)	Take-Two Interactive Software, Inc.[2]	$(145,548)
		(470,467)
	Financial Services — (2.0)%
(900)	Federal Agricultural Mortgage Corp. Class C	(164,943)
(1,300)	PennyMac Financial Services, Inc.	(129,584)
(9,920)	Rocket Cos., Inc. Class A2	(159,712)
(16,900)	UWM Holdings Corp.	(108,836)
(1,400)	Walker & Dunlop, Inc.	(153,118)
		(716,193)
	Food Products — (0.4)%
(780)	Hershey Co.	(138,512)
	Ground Transportation — (0.4)%
(320)	Saia, Inc.[2]	(156,355)
	Health Care Equipment & Supplies — (0.5)%
(740)	Penumbra, Inc.[2]	(169,364)
	Health Care Providers & Services — (0.5)%
(720)	Labcorp Holdings, Inc.	(164,354)
	Health Care REITs — (0.4)%
(8,640)	Healthcare Realty Trust, Inc.	(148,435)
	Hotels, Restaurants & Leisure — (1.7)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(75,161)
(3,800)	DraftKings, Inc. Class A2	(134,216)
(540)	McDonald’s Corp.	(157,739)
(1,880)	Papa John’s International, Inc.	(98,493)
(1,400)	Starbucks Corp.	(136,780)
		(602,389)
	Household Durables — (0.8)%
(1,420)	LGI Homes, Inc.[2]	(144,215)
(2,740)	Tempur Sealy International, Inc.	(131,274)
		(275,489)
	Independent Power & Renewable Electricity Producer — (0.3)%
(1,380)	Ormat Technologies, Inc.	(109,048)
	Independent Power Producers & Energy Traders — (0.4)%
(1,100)	Vistra Corp.	(137,456)
	Insurance — (1.7)%
(1,700)	Goosehead Insurance, Inc. Class A2	(185,130)
(1,820)	Loews Corp.	(143,707)
(1,500)	Selective Insurance Group, Inc.	(136,230)
(2,040)	Stewart Information Services Corp.	(140,352)
		(605,419)
	Machinery — (0.7)%
(260)	Deere & Co.	(105,219)
(1,620)	Stanley Black & Decker, Inc.	(150,563)
		(255,782)
	Media — (0.4)%
(5,300)	News Corp. Class B	(153,912)
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Metals & Mining — (0.8)%
(720)	Alpha Metallurgical Resources, Inc.	$(149,976)
(2,260)	Warrior Met Coal, Inc.	(142,674)
		(292,650)
	Multi-Utilities — (0.4)%
(1,740)	Public Service Enterprise Group, Inc.	(155,573)
	Office REITs — (1.1)%
(8,660)	JBG SMITH Properties	(147,220)
(6,260)	Vornado Realty Trust	(259,227)
		(406,447)
	Oil, Gas & Consumable Fuels — (0.4)%
(6,440)	Sitio Royalties Corp. Class A	(143,548)
	Passenger Airlines — (0.5)%
(5,300)	Southwest Airlines Co.	(162,074)
	Professional Services — (0.4)%
(520)	Equifax, Inc.	(137,810)
	Specialized REITs — (1.1)%
(1,420)	Digital Realty Trust, Inc.	(253,087)
(3,020)	PotlatchDeltic Corp.	(125,541)
		(378,628)
	Specialty Retail — (1.2)%
(40)	AutoZone, Inc.[2]	(120,360)
(1,520)	Floor & Decor Holdings, Inc. Class A2	(156,636)
(140)	O’Reilly Automotive, Inc.[2]	(161,440)
		(438,436)
	Textiles, Apparel & Luxury Goods — (0.8)%
(1,800)	NIKE, Inc. Class B	(138,834)
(18,400)	Under Armour, Inc. Class C2	(145,360)
		(284,194)
	Trading Companies & Distributors — (0.4)%
(3,020)	H&E Equipment Services, Inc.	(157,795)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(10,705,513))	(10,426,314)
TOTAL SHORT INVESTMENTS (Proceeds $(10,705,513))	(29.1)%	$(10,426,314)
TOTAL INVESTMENTS (Cost $22,567,233)	102.5%	$36,696,356
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.5)	(897,124)
NET ASSETS	100.0%	$35,799,232

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $12,206,482.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of October 31, 2024.
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 2.2%
32,586	RTX Corp.	$3,942,580
	Banks — 5.1%
22,635	JPMorgan Chase & Co.	5,023,159
22,007	PNC Financial Services Group, Inc.	4,143,258
		9,166,417
	Beverages — 1.6%
17,180	PepsiCo, Inc.	2,853,254
	Broadline Retail — 2.5%
23,846	Amazon.com, Inc.[1]	4,444,894
	Capital Markets — 3.4%
28,651	Charles Schwab Corp.	2,029,350
25,962	Intercontinental Exchange, Inc.	4,046,697
		6,076,047
	Chemicals — 1.1%
16,394	PPG Industries, Inc.	2,041,217
	Communications Equipment — 2.4%
78,772	Cisco Systems, Inc.	4,314,343
	Construction Materials — 3.1%
9,373	Martin Marietta Materials, Inc.	5,552,003
	Consumer Staples Distribution & Retail — 0.9%
19,534	Dollar General Corp.	1,563,501
	Electrical Equipment — 2.5%
24,109	AMETEK, Inc.	4,420,144
	Electronic Equipment, Instruments & Components — 3.6%
97,863	Amphenol Corp. Class A	6,558,778
	Financial Services — 6.1%
32,115	Global Payments, Inc.	3,330,647
15,145	Mastercard, Inc. Class A	7,566,290
		10,896,937
	Ground Transportation — 4.1%
19,699	Old Dominion Freight Line, Inc.	3,965,803
14,582	Union Pacific Corp.	3,384,045
		7,349,848
	Health Care Equipment & Supplies — 3.3%
33,591	Abbott Laboratories	3,808,212
5,970	Stryker Corp.	2,126,991
		5,935,203
	Health Care Providers & Services — 4.3%
16,268	Labcorp Holdings, Inc.	3,713,496
7,182	UnitedHealth Group, Inc.	4,054,239
		7,767,735
	Hotels, Restaurants & Leisure — 5.2%
1,460	Booking Holdings, Inc.	6,827,325
19,515	Yum! Brands, Inc.	2,559,587
		9,386,912
	Household Products — 1.4%
25,283	Church & Dwight Co., Inc.	2,526,025
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 1.9%
12,100	Chubb Ltd.	$3,417,524
	Interactive Media & Service — 6.2%
64,747	Alphabet, Inc. Class C	11,181,160
	IT Services — 4.3%
9,928	Accenture PLC Class A	3,423,373
8,520	Gartner, Inc.[1]	4,281,300
		7,704,673
	Life Sciences Tools & Services — 2.7%
12,454	IQVIA Holdings, Inc.[1]	2,563,282
7,096	Waters Corp.[1]	2,292,789
		4,856,071
	Machinery — 2.4%
6,783	Parker-Hannifin Corp.	4,300,897
	Media — 2.0%
83,416	Comcast Corp. Class A	3,642,777
	Oil, Gas & Consumable Fuels — 2.4%
29,010	Chevron Corp.	4,317,268
	Pharmaceuticals — 4.3%
39,759	Bristol-Myers Squibb Co.	2,217,359
6,667	Eli Lilly & Co.	5,531,877
		7,749,236
	Software — 11.7%
11,395	Adobe, Inc.[1]	5,447,722
23,613	Microsoft Corp.	9,595,142
35,190	Oracle Corp.	5,906,290
		20,949,154
	Specialty Retail — 4.5%
6,102	Home Depot, Inc.	2,402,663
17,647	Ross Stores, Inc.	2,465,639
8,729	Ulta Beauty, Inc.[1]	3,220,826
		8,089,128
	Technology Hardware, Storage & Peripherals — 4.6%
36,900	Apple, Inc.	8,336,079
	TOTAL COMMON STOCKS (Cost $72,251,076)	179,339,805
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$550,063	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $550,087, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $561,900, coupon rate of 3.750%, due 8/31/26, market value of $561,145)	550,063
	TOTAL REPURCHASE AGREEMENT (Cost $550,063)	550,063
See Notes to Financial Statements.
77

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Face Amount		Value
TOTAL INVESTMENTS (Cost $72,801,139)	100.1%	$179,889,868
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(156,621)
NET ASSETS	100.0%	$179,733,247

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
78

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 98.9%
	Automobile Components — 0.7%
75,973	LCI Industries[1]	$8,454,275
	Banks — 10.1%
295,409	Ameris Bancorp	18,312,404
440,861	BankUnited, Inc.	15,580,028
398,445	Cathay General Bancorp	18,320,501
1,287,995	FNB Corp.	18,675,927
311,137	Hancock Whitney Corp.	16,204,015
283,235	Western Alliance Bancorp	23,567,984
154,822	Wintrust Financial Corp.	17,942,322
		128,603,181
	Beverages — 1.4%
701,012	Primo Water Corp.	18,387,545
	Biotechnology — 3.2%
461,178	Alkermes PLC[2]	11,852,275
999,843	Dynavax Technologies Corp.[1,2]	11,848,140
325,222	Halozyme Therapeutics, Inc.[2]	16,446,476
		40,146,891
	Broadline Retail — 0.7%
456,077	Kohl’s Corp.[1]	8,428,303
	Building Products — 1.9%
928,932	Hayward Holdings, Inc.[2]	15,104,434
1,194,026	Janus International Group, Inc.[1,2]	8,788,032
		23,892,466
	Capital Markets — 6.1%
99,269	Evercore, Inc. Class A	26,223,892
206,887	Stifel Financial Corp.	21,437,631
594,815	Virtu Financial, Inc. Class A	18,415,472
53,444	Virtus Investment Partners, Inc.	11,563,678
		77,640,673
	Chemicals — 1.0%
152,132	Ashland, Inc.	12,865,803
	Construction & Engineering — 2.9%
185,655	Arcosa, Inc.	17,384,734
109,046	Dycom Industries, Inc.[2]	19,009,989
		36,394,723
	Consumer Staples Distribution & Retail — 0.9%
827,977	Grocery Outlet Holding Corp.[1,2]	11,840,071
	Containers & Packaging — 2.4%
551,500	Graphic Packaging Holding Co.[1]	15,585,390
288,314	Silgan Holdings, Inc.	14,917,366
		30,502,756
	Diversified Consumer Services — 1.8%
448,648	Frontdoor, Inc.[2]	22,293,319
	Electric Utilities — 1.0%
277,798	Portland General Electric Co.	13,167,625
	Electrical Equipment — 1.2%
151,227	EnerSys	14,647,847
See Notes to Financial Statements.
79

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.3%
755,416	TTM Technologies, Inc.[2]	$16,951,535
	Energy Equipment & Services — 1.9%
369,174	Helmerich & Payne, Inc.	12,404,246
726,656	Liberty Energy, Inc.[1]	12,404,018
		24,808,264
	Financial Services — 2.2%
132,352	Euronet Worldwide, Inc.[2]	13,032,701
437,391	Radian Group, Inc.	15,269,320
		28,302,021
	Food Products — 0.5%
290,453	Flowers Foods, Inc.	6,456,770
	Gas Utilities — 1.9%
255,240	New Jersey Resources Corp.	11,712,964
328,280	Northwest Natural Holding Co.	12,766,809
		24,479,773
	Health Care Equipment & Supplies — 4.1%
165,127	CONMED Corp.[1]	11,268,266
217,853	Globus Medical, Inc. Class A2	16,020,910
660,681	Integra LifeSciences Holdings Corp.[1,2]	12,394,376
836,182	Neogen Corp.[1,2]	11,940,679
		51,624,231
	Health Care Providers & Services — 3.3%
215,935	HealthEquity, Inc.[2]	18,408,459
1,054,754	NeoGenomics, Inc.[2]	14,334,107
672,628	R1 RCM, Inc.[2]	9,591,675
		42,334,241
	Health Care Technology — 1.7%
1,098,548	Certara, Inc.[1,2]	11,205,190
454,966	Evolent Health, Inc. Class A2	10,623,456
		21,828,646
	Hotel & Resort REITs — 0.8%
1,091,662	RLJ Lodging Trust	9,661,209
	Hotels, Restaurants & Leisure — 1.1%
203,713	Boyd Gaming Corp.	14,115,274
	Household Durables — 2.3%
304,371	La-Z-Boy, Inc.	11,581,317
449,172	Tri Pointe Homes, Inc.[2]	18,160,024
		29,741,341
	Household Products — 1.0%
413,793	Energizer Holdings, Inc.	13,270,342
	Industrial REITs — 1.0%
327,379	STAG Industrial, Inc.	12,204,689
	Insurance — 1.3%
246,871	Stewart Information Services Corp.	16,984,725
	Interactive Media & Services — 2.5%
668,898	Cargurus, Inc.[2]	20,749,216
232,472	Ziff Davis, Inc.[1,2]	10,756,479
		31,505,695
See Notes to Financial Statements.
80

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — 2.3%
131,814	ASGN, Inc.[2]	$12,140,069
442,845	DigitalOcean Holdings, Inc.[2]	17,527,805
		29,667,874
	Leisure Equipment & Products — 0.9%
342,331	YETI Holdings, Inc.[1,2]	12,053,475
	Life Sciences Tools & Services — 2.0%
2,040,486	Maravai LifeSciences Holdings, Inc. Class A2	15,120,001
85,559	Mesa Laboratories, Inc.	9,757,149
		24,877,150
	Machinery — 1.1%
493,110	Hillenbrand, Inc.	13,585,181
	Media — 1.1%
76,626	Nexstar Media Group, Inc.	13,480,046
	Multi-Utilities — 1.0%
210,184	Black Hills Corp.	12,440,791
	Office REITs — 1.2%
1,601,629	Piedmont Office Realty Trust, Inc. Class A	15,920,192
	Oil, Gas & Consumable Fuels — 3.4%
467,985	CNX Resources Corp.[1,2]	15,925,529
372,914	SM Energy Co.	15,651,201
461,829	World Kinect Corp.[1]	12,076,828
		43,653,558
	Pharmaceuticals — 1.5%
258,595	Prestige Consumer Healthcare, Inc.[1,2]	19,071,381
	Professional Services — 3.4%
44,816	CACI International, Inc. Class A2	24,763,529
700,054	Verra Mobility Corp.[2]	18,180,402
		42,943,931
	Real Estate Management & Development — 1.2%
1,164,280	Cushman & Wakefield PLC[1,2]	15,775,994
	Semiconductors & Semiconductor Equipment — 1.9%
195,564	Diodes, Inc.[1,2]	11,436,583
276,894	Rambus, Inc.[2]	13,241,071
		24,677,654
	Software — 5.5%
127,128	CommVault Systems, Inc.[2]	19,856,122
660,215	PagerDuty, Inc.[1,2]	11,923,483
237,505	Progress Software Corp.	15,221,696
87,716	SPS Commerce, Inc.[2]	14,473,140
427,557	Verint Systems, Inc.[1,2]	9,106,964
		70,581,405
	Specialty Retail — 3.9%
72,617	Asbury Automotive Group, Inc.[2]	16,545,057
597,361	Foot Locker, Inc.[2]	13,852,802
491,806	Valvoline, Inc.[2]	19,809,946
		50,207,805
	Textiles, Apparel & Luxury Goods — 2.0%
292,256	Kontoor Brands, Inc.	25,025,881
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 4.3%
199,078	Beacon Roofing Supply, Inc.[2]	$18,329,112
125,343	Boise Cascade Co.	16,674,379
103,773	WESCO International, Inc.	19,921,303
		54,924,794
	TOTAL COMMON STOCKS (Cost $930,717,709)	1,260,421,346
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$8,754,171	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $8,754,541, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $8,942,000, coupon rate of 3.750%, due 8/31/26, market value of $8,929,434)	8,754,171
	TOTAL REPURCHASE AGREEMENT (Cost $8,754,171)	8,754,171
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 8.1%
103,063,100	State Street Navigator Securities Lending Government Money Market Portfolio, 4.87%[3]	103,063,100
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $103,063,100)	103,063,100
TOTAL INVESTMENTS (Cost $1,042,534,980)	107.7%	$1,372,238,617
LIABILITIES IN EXCESS OF OTHER ASSETS	(7.7)	(97,681,478)
NET ASSETS	100.0%	$1,274,557,139

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral. Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of October 31, 2024.
See Notes to Financial Statements.
82

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.5%
3,780	RTX Corp.	$457,342
	Air Freight & Logistics — 1.8%
2,463	United Parcel Service, Inc. Class B	330,190
	Banks — 3.6%
3,053	JPMorgan Chase & Co.	677,522
	Beverages — 2.0%
2,250	PepsiCo, Inc.	373,680
	Biotechnology — 2.4%
1,410	Amgen, Inc.	451,426
	Capital Markets — 8.3%
940	Ameriprise Financial, Inc.	479,682
298	Blackrock, Inc.	292,347
4,533	Charles Schwab Corp.	321,072
3,900	Morgan Stanley	453,375
		1,546,476
	Chemicals — 4.2%
1,453	Air Products & Chemicals, Inc.	451,200
2,737	PPG Industries, Inc.	340,784
		791,984
	Communications Equipment — 2.7%
9,056	Cisco Systems, Inc.	495,997
	Consumer Staples Distribution & Retail — 1.2%
2,806	Dollar General Corp.	224,592
	Distributors — 1.2%
2,019	Genuine Parts Co.	231,579
	Electric Utilities — 2.0%
9,663	Exelon Corp.	379,756
	Electrical Equipment — 2.3%
1,275	Eaton Corp. PLC	422,765
	Electronic Equipment, Instruments & Components — 2.0%
2,489	TE Connectivity PLC	366,928
	Financial Services — 2.7%
5,636	Fidelity National Information Services, Inc.	505,718
	Food Products — 1.6%
4,422	Mondelez International, Inc. Class A	302,819
	Ground Transportation — 2.2%
1,777	Union Pacific Corp.	412,388
	Health Care Equipment & Supplies — 6.3%
3,718	Abbott Laboratories	421,510
1,684	Becton Dickinson & Co.	393,366
3,994	Medtronic PLC	356,464
		1,171,340
	Health Care Providers & Services — 2.4%
2,874	Quest Diagnostics, Inc.	444,981
	Hotels, Restaurants & Leisure — 4.4%
1,556	McDonald’s Corp.	454,523
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2024
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — (Continued)
3,703	Starbucks Corp.	$361,783
		816,306
	Household Products — 1.8%
2,002	Procter & Gamble Co.	330,690
	Insurance — 6.6%
3,339	Aflac, Inc.	349,895
3,009	Allstate Corp.	561,238
916	Everest Group Ltd.	325,739
		1,236,872
	IT Services — 2.1%
1,137	Accenture PLC Class A	392,060
	Machinery — 4.3%
1,155	Illinois Tool Works, Inc.	301,605
1,523	Snap-on, Inc.	502,788
		804,393
	Media — 3.5%
9,278	Comcast Corp. Class A	405,170
8,749	Interpublic Group of Cos., Inc.	257,221
		662,391
	Multi-Utilities — 2.6%
3,848	DTE Energy Co.	477,999
	Oil, Gas & Consumable Fuels — 4.0%
2,548	Chevron Corp.	379,194
3,088	Phillips 66	376,180
		755,374
	Personal Care Products — 2.0%
16,368	Kenvue, Inc.	375,318
	Pharmaceuticals — 3.5%
6,096	Bristol-Myers Squibb Co.	339,974
2,010	Johnson & Johnson	321,319
		661,293
	Professional Services — 1.9%
2,601	Paychex, Inc.	362,397
	Semiconductors & Semiconductor Equipment — 2.7%
2,454	Texas Instruments, Inc.	498,555
	Software — 3.4%
3,832	Oracle Corp.	643,163
	Specialty Retail — 3.2%
873	Home Depot, Inc.	343,744
1,848	Ross Stores, Inc.	258,202
		601,946
	Technology Hardware, Storage & Peripherals — 2.3%
3,754	NetApp, Inc.	432,874
	TOTAL COMMON STOCKS (Cost $12,137,555)	18,639,114
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Face Amount		Value
REPURCHASE AGREEMENT* — 0.2%
$35,864	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $35,866, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $36,100, coupon rate of 4.375%, due 7/31/26, market value of $36,619)	$35,864
TOTAL REPURCHASE AGREEMENT (Cost $35,864)		35,864
TOTAL INVESTMENTS (Cost $12,173,419)	99.9%	$18,674,978
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	16,808
NET ASSETS	100.0%	$18,691,786

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.6%
22,100	SPDR S&P 500 ETF Trust[1]	$12,566,944
30,000	Vanguard S&P 500 ETF[1]	15,680,100
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	28,247,044
Face Amount
U.S. TREASURY BILLS* — 21.5%
$40,000,000	U.S. Treasury Bill, 5.096% due 12/12/24[1]	39,791,064
48,000,000	U.S. Treasury Bill, 4.849% due 02/6/25[1]	47,425,954
45,000,000	U.S. Treasury Bill, 4.417% due 04/10/25[1]	44,132,950
	TOTAL U.S. TREASURY BILLS (Cost $131,290,028)	131,349,968
REPURCHASE AGREEMENT* — 0.2%
883,363	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $883,400, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $888,800, coupon rate of 4.375%, due 7/31/26, market value of $901,220)	883,363
	TOTAL REPURCHASE AGREEMENT (Cost $883,363)	883,363
TOTAL PURCHASED OPTIONS (#) (Cost $627,937,744)	107.1%	654,508,700
TOTAL INVESTMENTS (Cost $766,541,744)	133.4%	$814,989,075
LIABILITIES IN EXCESS OF OTHER ASSETS	(33.4)	(203,852,415)
NET ASSETS[2]	100.0%	$611,136,660

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Cash in the amount of $8,532,409 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	4,000.00	12/20/24	USD	2,650	$1,511,944,250	$460,517,000	$419,464,655	$41,052,345
S&P 500 Index	OCC**	3,000.00	12/20/24	USD	220	125,519,900	59,965,400	59,985,420	(20,020)
S&P 500 Index	OCC**	1,000.00	12/20/24	USD	200	114,109,000	94,184,000	94,367,600	(183,600)
TOTAL CALLS						$1,751,573,150	$614,666,400	$573,817,675	$40,848,725
PUTS:
S&P 500 Index	OCC**	5,000.00	12/20/24	USD	2,650	1,511,944,250	6,625,000	21,602,449	(14,977,449)
S&P 500 Index	OCC**	7,000.00	12/20/24	USD	220	125,519,900	27,459,300	27,011,820	447,480
S&P 500 Index	OCC**	6,000.00	12/20/24	USD	200	114,109,000	5,758,000	5,505,800	252,200
TOTAL PUTS						$1,751,573,150	$39,842,300	$54,120,069	$(14,277,769)
TOTAL PURCHASED OPTIONS						$3,503,146,300	$654,508,700	$627,937,744	$26,570,956
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	5,000.00	12/20/24	USD	2,650	1,511,944,250	(202,221,500)	(176,464,848)	(25,756,652)
S&P 500 Index	OCC**	6,000.00	12/20/24	USD	200	114,109,000	(675,000)	(1,069,400)	394,400
S&P 500 Index	OCC**	7,000.00	12/20/24	USD	220	125,519,900	(9,350)	(17,380)	8,030
TOTAL CALLS						$1,751,573,150	$(202,905,850)	$(177,551,628)	$(25,354,222)
PUTS:
S&P 500 Index	OCC**	5,500.00	11/15/24	USD	170	96,992,650	(593,300)	(498,415)	(94,885)
S&P 500 Index	OCC**	5,750.00	11/15/24	USD	230	131,225,350	(2,462,150)	(2,404,335)	(57,815)
S&P 500 Index	OCC**	5,800.00	11/15/24	USD	55	31,379,975	(728,750)	(665,715)	(63,035)
S&P 500 Index	OCC**	5,850.00	11/15/24	USD	400	228,218,000	(6,518,000)	(4,851,052)	(1,666,948)
S&P 500 Index	OCC**	1,000.00	12/20/24	USD	200	114,109,000	(1,500)	(1,200)	(300)
S&P 500 Index	OCC**	3,000.00	12/20/24	USD	220	125,519,900	(48,950)	(56,980)	8,030
S&P 500 Index	OCC**	4,000.00	12/20/24	USD	2,650	1,511,944,250	(1,894,750)	(5,547,345)	3,652,595
TOTAL PUTS						$2,239,389,125	$(12,247,400)	$(14,025,042)	$1,777,642
TOTAL WRITTEN OPTIONS						$3,990,962,275	$(215,153,250)	$(191,576,670)	$(23,576,580)

**	The Options Clearing Corp
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2024
Face Amount		Value
U.S. TREASURY BILLS* — 12.1%
$2,025,000	U.S. Treasury Bill, 5.096% due 12/12/24[1]	$2,014,423
400,000	U.S. Treasury Bill, 4.849% due 02/6/25[1]	395,216
	TOTAL U.S. TREASURY BILLS (Cost $2,408,055)	2,409,639
REPURCHASE AGREEMENT* — 0.1%
30,712	With Fixed Income Clearing Corp., dated 10/31/24, 1.52%, principal and interest in the amount of $30,714, due 11/1/24, (collateralized by a U.S. Treasury Note with a par value of $30,900, coupon rate of 4.375%, due 7/31/26, market value of $31,330)	30,712
	TOTAL REPURCHASE AGREEMENT (Cost $30,712)	30,712
TOTAL PURCHASED OPTIONS (#) (Cost $11,863,260)	59.8%	11,921,550
TOTAL INVESTMENTS (Cost $14,302,027)	72.0%	$14,361,901
OTHER ASSETS IN EXCESS OF LIABILITIES	28.0	5,572,106
NET ASSETS[2]	100.0%	$19,934,007

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options. See Note 1.
[2]	Cash in the amount of $477,676 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
88

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Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2024
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received by Fund)	Unrealized Appreciation/ (Depreciation)
(#)PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	3,000.00	12/20/24	USD	30	$17,116,350	$8,177,100	$8,179,830	$(2,730)
PUTS:
S&P 500 Index	OCC**	7,000.00	12/20/24	USD	30	17,116,350	3,744,450	3,683,430	61,020
TOTAL PURCHASED OPTIONS						$34,232,700	$11,921,550	$11,863,260	$58,290
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	7,000.00	12/20/24	USD	30	17,116,350	(1,275)	(2,370)	1,095
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	45.00	11/15/24	USD	1,000	4,445,000	(114,500)	(127,449)	12,949
iShares MSCI EAFE ETF	OCC**	80.00	11/15/24	USD	310	2,455,820	(50,530)	(40,075)	(10,455)
Russell 2000 Index	OCC**	2,250.00	11/15/24	USD	10	2,196,650	(85,500)	(64,785)	(20,715)
S&P 500 Index	OCC**	5,825.00	11/15/24	USD	15	8,558,175	(220,650)	(222,285)	1,635
S&P 500 Index	OCC**	3,000.00	12/20/24	USD	30	17,116,350	(6,675)	(7,770)	1,095
TOTAL PUTS						$34,771,995	$(477,855)	$(462,364)	$(15,491)
TOTAL WRITTEN OPTIONS						$51,888,345	$(479,130)	$(464,734)	$(14,396)

**	The Options Clearing Corp
See Notes to Financial Statements.
89

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Notes to Financial Statements
1.  Organization and Significant Accounting Policies
As of October 31, 2024, The Glenmede Fund, Inc. (the “Fund”) offers shares in fourteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Environmental Accountability Portfolio (formerly known as Responsible ESG U.S. Equity Portfolio), the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio and the Global Secured Options Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The Responsible ESG U.S. Equity Portfolio changed its name to the Environmental Accountability Portfolio effective October 7, 2024.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946") - "Investment Companies”. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available, are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the ask price and is not less than the bid price and are typically categorized as Level 2. Exchange-traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
With respect to a Portfolio’s investments that do not have readily available market quotations, the Fund’s Board of Directors (the “Board”) has designated the Portfolio’s investment advisor as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (in such capacity, the "Valuation Designee").  If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board ("Valuation Procedures"). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NASDAQ Close, that materially affect the values of a Portfolio’s holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances,
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Notes to Financial Statements — (Continued)
the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Investments valued using significant unobservable inputs are generally categorized as Level 3 in the fair value hierarchy. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Portfolio’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Portfolio could obtain the fair value assigned to an investment if the Portfolio were to sell the investment at approximately the time at which the Portfolio determines its NAV.
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments at Level 1 of the hierarchy except repurchase agreements which were at Level 2 of the hierarchy, at October 31, 2024.
The Portfolios had no Level 3 transfers during the period ended October 31, 2024
The following is a summary of the inputs used as of October 31, 2024 in valuing the assets and liabilities of the Secured Options Portfolio and Global Secured Options Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$28,247,044	$—	$—	$28,247,044
U.S. Treasury Bills	—	131,349,968	—	131,349,968
Repurchase Agreement	—	883,363	—	883,363
Purchased Options
Calls	—	614,666,400	—	614,666,400
Puts	—	39,842,300	—	39,842,300
Total Purchased Options	—	654,508,700	—	654,508,700
Total Investments	28,247,044	786,742,031	—	814,989,075
Total	$28,247,044	$786,742,031	$—	$814,989,075
91

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Notes to Financial Statements — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(202,905,850)	$—	$(202,905,850)
Puts	—	(12,247,400)	—	(12,247,400)
Total Written Options	—	(215,153,250)	—	(215,153,250)
Total	$—	$(215,153,250)	$—	$(215,153,250)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Bills	$—	$2,409,639	$—	$2,409,639
Repurchase Agreement	—	30,712	—	30,712
Purchased Options
Calls	—	8,177,100	—	8,177,100
Puts	—	3,744,450	—	3,744,450
Total Purchased Options	—	11,921,550	—	11,921,550
Total Investments	—	14,361,901	—	14,361,901
Total	$—	$14,361,901	$—	$14,361,901
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$—	$(1,275)	$—	$(1,275)
Puts	—	(477,855)	—	(477,855)
Total Written Options	—	(479,130)	—	(479,130)
Total	$—	$(479,130)	$—	$(479,130)
Banking Impairment or Failure:  The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation ("FDIC") protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of
92

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Notes to Financial Statements — (Continued)
return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2024 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of October 31, 2024, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,538,115	$(2,538,115)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,700,069	$(4,700,069)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$16,079	$(16,079)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$5,578	$(5,578)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$50,378	$(50,378)	$—	$—	$—
93

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Notes to Financial Statements — (Continued)
Environmental Accountability Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$151,886	$(151,886)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$70,031	$(70,031)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$594,092	$(594,092)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$95,944	$(95,944)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$550,063	$(550,063)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$8,754,171	$(8,754,171)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$35,864	$(35,864)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$883,363	$(883,363)	$—	$—	$—
94

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Notes to Financial Statements — (Continued)
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$30,712	$(30,712)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of October 31, 2024. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less at times may exceed federally insured limits.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Taxes:  Tax reclaims receivable, if any, are recorded based upon the Portfolio’s interpretation of country-specific taxation of accrued dividend and interest income, which may be subject to change due to changes in country-specific tax regulations regarding amounts reclaimable or the Portfolio’s interpretation of country-specific taxation of dividend income and related amounts reclaimable.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the fiscal year ended October 31, 2024. During the fiscal year ended October 31, 2024, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of October 31, 2024, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $8,532,409 and $477,676, respectively, to brokers, as collateral for written options. This amount is included in the "Cash collateral on deposit at broker" on the Statements of Assets and Liabilities. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $142,823,391 and $2,384,769 was pledged as collateral by the Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may
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be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales and neither has utilized it yet. During the fiscal year ended October 31, 2024, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Small Cap Equity Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 7. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of a Portfolio, and a Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only their proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of October 31, 2024.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender for releasing the cash proceeds to the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. Rule 18f-4 under the 1940 Act imposes certain requirements on funds engaging in derivatives transactions (including the amount of derivatives a fund may enter into). As of October 31, 2024, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $31,427,417 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities and is considered restricted cash for purposes of the Statement of Cash Flows. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $6,967,584, and $12,206,482, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
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Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted using the effective interest method. Premiums on callable debt instruments are amortized to earliest call date.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Portfolios are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2024 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2024, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short-Term)	Unlimited (Long-Term)
Global Secured Options Portfolio*	$4,861,326	$1,471,257
During the fiscal year ended October 31, 2024, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Small Cap Equity Portfolio	$6,994
Quantitative International Equity Portfolio	1,124,253
Secured Options Portfolio	1,555,557
Global Secured Options Portfolio	61,766
* Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
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As of October 31, 2024, the tax year end of the Fund, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:
Portfolio	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings/ (Accumulated Losses)
Quantitative U.S. Large Cap Core Equity Portfolio	$640,240	$129,914,447	$152,747,001	$—	$—	$283,301,688
Quantitative U.S. Large Cap Growth Equity Portfolio	17,703,061	418,747,989	423,555,848	—	—	860,006,898
Quantitative U.S. Large Cap Value Equity Portfolio	1,333	219,472	375,588	—	—	596,393
Quantitative U.S. Small Cap Equity Portfolio	7,312	204,106	427,209	—	—	638,627
Quantitative International Equity Portfolio	77,521	1,471,373	3,102,468	—	—	4,651,362
Environmental Accountability Portfolio	12,126	2,681,524	4,880,512	—	—	7,574,162
Women in Leadership U.S. Equity Portfolio	15,724	2,681,449	4,810,472	—	—	7,507,645
Quantitative U.S. Long/Short Equity Portfolio	10,491	3,939,760	18,749,529	—	—	22,699,780
Quantitative U.S. Total Market Equity Portfolio	—	4,497,724	14,046,335	—	—	18,544,059
Strategic Equity Portfolio	266,164	17,758,627	107,001,382	—	—	125,026,173
Small Cap Equity Portfolio	1,151,041	45,675,551	306,918,334	—	—	353,744,926
Equity Income Portfolio	30,102	1,259,187	6,413,412	—	—	7,702,701
Secured Options Portfolio	28,966,546	37,825,280	21,876,377	(2,359)	—	88,665,844
Global Secured Options Portfolio	1,309,119	2,374,223	(85,317)	—	(6,332,583)(a)	(2,734,558)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and nontaxable dividends received from investments.
(a) Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Section 382 of the Code.
The tax character of distributions paid during the fiscal year ended October 31, 2024, was as follows:
Portfolio	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$7,313,178	$55,072,851
Quantitative U.S. Large Cap Growth Equity Portfolio	541,790	99,590,892
Quantitative U.S. Large Cap Value Equity Portfolio	36,284	10,864
Quantitative U.S. Small Cap Equity Portfolio	11,116	—
Quantitative International Equity Portfolio	846,783	—
Environmental Accountability Portfolio	222,629	1,832,904
Women in Leadership U.S. Equity Portfolio	206,672	903,620
Quantitative U.S. Long/Short Equity Portfolio	1,257,965	3,870,988
Quantitative U.S. Total Market Equity Portfolio	73,376	1,980,533
Strategic Equity Portfolio	998,872	28,822,434
Small Cap Equity Portfolio	5,311,547	78,475,377
Equity Income Portfolio	333,140	1,044,552
Secured Options Portfolio	2,591,317	—
Global Secured Options Portfolio	346,513	232,951
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The tax character of distributions paid during the fiscal year ended October 31, 2023, was as follows:
Portfolio	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$9,720,755	$169,823,897
Quantitative U.S. Large Cap Growth Equity Portfolio	7,652,051	144,603,070
Quantitative U.S. Large Cap Value Equity Portfolio	30,460	65,709
Quantitative U.S. Small Cap Equity Portfolio	13,534	115,894
Quantitative International Equity Portfolio	475,297	—
Environmental Accountability Portfolio	220,808	1,454,175
Women in Leadership U.S. Equity Portfolio	243,034	441,847
Quantitative U.S. Long/Short Equity Portfolio	1,089,612	—
Quantitative U.S. Total Market Equity Portfolio	207,152	—
Strategic Equity Portfolio	941,551	13,663,632
Small Cap Equity Portfolio	14,885,844	105,053,697
Equity Income Portfolio	356,810	625,179
Global Secured Options Portfolio	6,038	—
For the fiscal year ended October 31, 2024, permanent differences between financial and tax reporting related primarily to tax equalization was identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$(26,659,060)	$26,659,060
Quantitative U.S. Large Cap Growth Equity Portfolio	(70,679,536)	70,679,536
Quantitative U.S. Small Cap Equity Portfolio	537	(537)
Quantitative International Equity Portfolio	(89,912)	89,912
Environmental Accountability Portfolio	(201,283)	201,283
Women in Leadership U.S. Equity Portfolio	(285,770)	285,770
Quantitative U.S. Total Market Equity Portfolio	(527,596)	527,596
Strategic Equity Portfolio	(1,226,124)	1,226,124
Small Cap Equity Portfolio	(446,556)	446,556
Equity Income Portfolio	(121,425)	121,425
Secured Options Portfolio	(5,309,801)	5,309,801
As of October 31, 2024, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$542,454,224	$165,206,811	$(12,459,810)	$152,747,001
Quantitative U.S. Large Cap Growth Equity Portfolio	1,043,645,615	445,556,464	(22,000,616)	423,555,848
Quantitative U.S. Large Cap Value Equity Portfolio	1,694,083	411,905	(36,317)	375,588
Quantitative U.S. Small Cap Equity Portfolio	1,828,492	512,461	(85,252)	427,209
Quantitative International Equity Portfolio	22,867,748	3,582,775	(474,027)	3,108,748
Environmental Accountability Portfolio	19,010,490	5,089,411	(208,900)	4,880,511
Women in Leadership U.S. Equity Portfolio	18,030,763	4,998,751	(188,278)	4,810,473
Quantitative U.S. Long/Short Equity Portfolio	(2,972,101)	19,944,151	(1,194,622)	18,749,529
Quantitative U.S. Total Market Equity Portfolio	22,650,021	15,079,286	(1,032,951)	14,046,335
Strategic Equity Portfolio	72,888,486	107,223,789	(222,407)	107,001,382
Small Cap Equity Portfolio	1,065,320,282	392,620,585	(85,702,250)	306,918,335
Equity Income Portfolio	12,261,566	6,730,886	(317,474)	6,413,412
Secured Options Portfolio	577,959,449	65,864,479	(43,988,103)	21,876,376
Global Secured Options Portfolio	13,968,088	—	(85,317)	(85,317)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
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Notes to Financial Statements — (Continued)
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2024 and during the period then ended, the Secured Options Portfolio and Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$654,508,700	$654,508,700
Total Value	$654,508,700	654,508,700
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(215,153,250)	$(215,153,250)
Total Value	$(215,153,250)	$(215,153,250)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$153,623,212	$153,623,212
Options Written[4]	(82,818,151)	(82,818,151)
Total Realized Gain (Loss)	$70,805,061	$70,805,061
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$20,859,022	$20,859,022
Options Written[6]	(18,345,079)	(18,345,079)
Total Change in Unrealized Appreciation (Depreciation)	$2,513,943	$2,513,943
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	8,111	8,111
Options Written[7]	(8,783)	(8,783)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$11,921,550	$11,921,550
Total Value	$11,921,550	11,921,550
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Notes to Financial Statements — (Continued)
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(479,130)	$(479,130)
Total Value	$(479,130)	$(479,130)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$5,083,529	$5,083,529
Options Written[4]	(2,005,428)	(2,005,428)
Total Realized Gain (Loss)	$3,078,101	$3,078,101
Change in Unrealized Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$15,545	$15,545
Options Written[6]	90,581	90,581
Total Change in Unrealized Appreciation (Depreciation)	$106,126	$106,126
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	232	232
Options Written[7]	(807)	(807)

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) on written options.
[7]	Amount(s) disclosed represent average contracts outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Portfolio held such derivatives during the year ended October 31, 2024.
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolios pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%(1)
Quantitative U.S. Small Cap Equity Portfolio	0.55%(1)
Quantitative International Equity Portfolio	0.75%(2)
Environmental Accountability Portfolio	0.55%(1)
Women in Leadership U.S. Equity Portfolio	0.55%(1)
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Notes to Financial Statements — (Continued)
Fund Name	Management Fee on Net Assets
Quantitative U.S. Long/Short Equity Portfolio	1.20%(3)
Quantitative U.S. Total Market Equity Portfolio	1.20%(3)
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%(1)
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%(2)
(1) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio and Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2025 (until February 28, 2026 with respect to the Environmental Accountability Portfolio) which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(2) The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Quantitative International Equity Portfolio’s and the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2025 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
(3) The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2025, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Environmental Accountability Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
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State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
ACA Group/Foreside Fund Officer Services, LLC ("ACA Group") is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Principal Consultant of ACA Group.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
The Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the fiscal year ended October 31, 2024 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the fiscal year ended October 31, 2024, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$471,536,788	$718,647,699
Quantitative U.S. Large Cap Growth Equity Portfolio	896,274,488	1,875,557,131
Quantitative U.S. Large Cap Value Equity Portfolio	1,388,525	1,371,226
Quantitative U.S. Small Cap Equity Portfolio	1,895,961	1,641,605
Quantitative International Equity Portfolio	24,601,285	26,498,636
Environmental Accountability Portfolio	16,776,752	20,009,929
Women in Leadership U.S. Equity Portfolio	17,062,682	19,180,883
Quantitative U.S. Long/Short Equity Portfolio	76,697,795	80,418,592
Quantitative U.S. Total Market Equity Portfolio	40,154,477	48,242,820
Strategic Equity Portfolio	7,172,831	36,179,715
Small Cap Equity Portfolio	297,597,596	216,450,645
Equity Income Portfolio	2,152,562	5,703,711
Secured Options Portfolio	—	—
Global Secured Options Portfolio	—	9,406,186
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	1,178,287	$27,178,866	3,208,730	$70,226,303
Issued as reinvestment of dividends	2,414,364	53,748,657	7,035,310	147,505,111
Redeemed	(11,552,110)	(273,111,652)	(13,544,093)	(315,272,678)
Net Decrease	(7,959,459)	$(192,184,129)	(3,300,053)	$(97,541,264)
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	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	688,781	$16,249,059	3,033,246	$75,546,017
Issued as reinvestment of dividends	155,163	3,471,218	709,824	14,883,290
Redeemed	(784,965)	(18,358,898)	(4,275,082)	(92,494,221)
Net Increase (Decrease)	58,979	$1,361,379	(532,012)	$(2,064,914)
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	1,395,380	$45,806,077	2,090,896	$57,538,385
Issued as reinvestment of dividends	1,729,934	53,316,552	3,025,406	79,183,065
Redeemed	(8,094,328)	(268,273,196)	(9,499,093)	(264,609,257)
Net Decrease	(4,969,014)	$(169,150,567)	(4,382,791)	$(127,887,807)
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	2,338,507	$77,614,550	4,721,530	$129,866,645
Issued as reinvestment of dividends	1,382,795	42,603,922	2,523,062	66,121,861
Redeemed	(26,897,533)	(835,309,668)	(10,856,328)	(301,519,208)
Net Decrease	(23,176,231)	$(715,091,196)	(3,611,736)	$(105,530,702)
Quantitative U.S. Large Cap Value Equity Portfolio
Sold	742	$10,000	—	$—
Issued as reinvestment of dividends	3,541	46,515	7,951	94,802
Net Increase	4,283	$56,515	7,951	$94,802
Quantitative U.S. Small Cap Equity Portfolio
Sold	17,415	$256,527	—	$—
Issued as reinvestment of dividends	715	10,263	10,693	127,248
Redeemed	(1)	(23)	—	—
Net Increase	18,129	$266,767	10,693	$127,248
Quantitative International Equity Portfolio
Sold	14,918	$246,423	75,377	$1,115,767
Issued as reinvestment of dividends	17,553	283,691	9,788	140,907
Redeemed	(133,095)	(2,223,505)	(320,999)	(4,412,229)
Net Decrease	(100,624)	$(1,693,391)	(235,834)	$(3,155,555)
Environmental Accountability Portfolio
Sold	41,723	$685,250	149,924	$2,307,590
Issued as reinvestment of dividends	122,078	1,945,665	102,564	1,569,305
Redeemed	(234,658)	(3,924,414)	(313,316)	(5,057,277)
Net Decrease	(70,857)	$(1,293,499)	(60,828)	$(1,180,382)
Women in Leadership U.S. Equity Portfolio
Sold	159,329	$2,607,525	81,777	$1,153,197
Issued as reinvestment of dividends	69,355	1,045,633	44,158	607,244
Redeemed	(310,648)	(4,923,903)	(331,925)	(4,734,593)
Net Decrease	(81,964)	$(1,270,745)	(205,990)	$(2,974,152)
Quantitative U.S. Long/Short Equity Portfolio — Advisor
Sold	60,792	$841,226	21,882	$310,350
Issued as reinvestment of dividends	250,672	3,280,762	4,670	66,595
Redeemed	(557,954)	(7,727,065)	(582,592)	(8,251,777)
Net Decrease	(246,490)	$(3,605,077)	(556,040)	$(7,874,832)
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	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Quantitative U.S. Long/Short Equity Portfolio — Institutional
Sold	43,576	$605,445	55,961	$796,921
Issued as reinvestment of dividends	67,823	905,209	13,245	190,052
Redeemed	(65,459)	(908,996)	(96,305)	(1,377,084)
Net Increase (Decrease)	45,940	$601,658	(27,099)	$(390,111)
Quantitative U.S. Total Market Equity Portfolio
Sold	123,349	$2,322,651	181,412	$3,259,094
Issued as reinvestment of dividends	113,366	2,021,486	8,890	161,413
Redeemed	(560,610)	(10,499,876)	(554,199)	(10,123,620)
Net Decrease	(323,895)	$(6,155,739)	(363,897)	$(6,703,113)
Strategic Equity Portfolio
Sold	136,019	$3,826,902	192,152	$5,319,509
Issued as reinvestment of dividends	1,042,583	27,433,810	500,642	13,049,989
Redeemed	(1,098,391)	(31,636,355)	(1,719,301)	(47,673,258)
Net Increase (Decrease)	80,211	$(375,643)	(1,026,507)	$(29,303,760)
Small Cap Equity Portfolio — Advisor
Sold	1,491,214	$47,877,967	1,324,515	$41,022,971
Issued as reinvestment of dividends	1,060,717	32,928,980	1,617,598	47,361,617
Redeemed	(3,210,013)	(102,508,167)	(2,585,518)	(79,894,764)
Net Increase (Decrease)	(658,082)	$(21,701,220)	356,595	$8,489,824
Small Cap Equity Portfolio — Institutional
Sold	10,490,822	$357,600,899	5,177,720	$169,857,804
Issued as reinvestment of dividends	591,136	19,788,676	1,032,074	32,367,932
Redeemed	(6,526,358)	(224,234,485)	(6,754,403)	(220,745,477)
Net Increase (Decrease)	4,555,600	$153,155,090	(544,609)	$(18,519,741)
Equity Income Portfolio
Sold	23,645	$364,316	106,842	$1,577,914
Issued as reinvestment of dividends	75,161	1,086,668	45,341	659,102
Redeemed	(272,951)	(4,119,507)	(318,972)	(4,613,366)
Net Decrease	(174,145)	$(2,668,523)	(166,789)	$(2,376,350)
Secured Options Portfolio — Advisor
Sold	303,142	$4,317,340	492,317	$6,274,922
Issued as reinvestment of dividends	6,823	96,569	—	—
Redeemed	(1,789,583)	(25,142,491)	(2,222,291)	(27,090,955)
Net Decrease	(1,479,618)	$(20,728,582)	(1,729,974)	$(20,816,033)
Secured Options Portfolio — Institutional
Sold	7,423,945	$106,118,540	4,959,749	$63,262,081
Issued as reinvestment of dividends	154,105	2,238,904	—	—
Redeemed	(4,876,791)	(70,026,804)	(6,808,079)	(85,964,397)
Net Increase (Decrease)	2,701,259	$38,330,640	(1,848,330)	$(22,702,316)
Global Secured Options Portfolio
Sold	450,761	$2,357,722	765,860	$3,595,496
Issued as reinvestment of dividends	10,228	52,193	113	549
Redeemed	(1,639,823)	(8,826,690)	(794,530)	(3,714,740)
Net Decrease	(1,178,834)	$(6,416,775)	(28,557)	$(118,695)
As of October 31, 2024, with the exception of the Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the
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shares outstanding of a Portfolio or class of a Portfolio as of October 31, 2024. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	2	38%
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	5	87%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	3	77%
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	4	86%
Quantitative U.S. Large Cap Value Equity Portfolio	1	97%
Quantitative U.S. Small Cap Equity Portfolio	2	97%
Quantitative International Equity Portfolio	3	39%
Environmental Accountability Portfolio	5	38%
Women in Leadership U.S. Equity Portfolio	6	55%
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	4	99%
Quantitative U.S. Total Market Equity Portfolio	2	71%
Small Cap Equity Portfolio (Advisor Class)	3	52%
Small Cap Equity Portfolio (Institutional Class)	3	94%
Equity Income Portfolio	3	26%
Secured Options Portfolio (Advisor Class)	5	62%
Secured Options Portfolio (Institutional Class)	4	99%
Global Secured Options Portfolio	2	99%
6.  Portfolio Investment Risks
In addition to the risks associated with the Portfolios’ accounting polices, each Portfolio may be subject to additional risks related to its investments.
Market Risk (all Portfolios): Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, each Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. A Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Banking Impairment or Failure: The impairment or failure of one or more banks with which a Portfolio transacts may inhibit the Portfolio’s ability to access depository accounts. In such cases, the Portfolio may be forced to delay or forgo investments, resulting in lower Portfolio performance. In the event of such a failure of a banking institution where a Portfolio holds depository accounts, access to such accounts could be restricted and FDIC protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Portfolio may not recover such excess, uninsured amounts.
International Conflicts: International war or conflicts (including Russia’s invasion of Ukraine and the Israel-Hamas war) and geopolitical events in foreign countries, along with instability in regions such as Asia, Eastern Europe and the Middle East, possible terrorist attacks in the United States or around the world, and other similar events could adversely affect the U.S. and foreign financial markets. As a result, whether or not the Portfolios invest in securities located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolios’ investments may be negatively impacted.  Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Portfolios could be significantly impacted.
Frequent Trading (all Portfolios other than the Strategic Equity Portfolio, Equity Income Portfolio and Small Cap Equity Portfolio): A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect a Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Value Style: The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio each invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced.  Although each Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices
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of these stocks will not move even lower. In addition, the value investment style can shift into and out of favor with investors, depending on market and economic conditions. As a result, a Portfolio may at times outperform or underperform other funds that invest more broadly or employ a different investment style.
Growth Style:  The Quantitative U.S. Large Cap Growth Equity Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
The Quantitative International Equity Portfolio and Global Secured Options Portfolio each have $308,609 and $32,184, respectively, reclaims receivable (relating to American Depository Receipts) in Germany reflected as assets in their financial statements. They remain unpaid and German tax authorities have not paid any similar reclaims in more than five years. Some other European countries no longer pay such reclaims, and Germany may similarly make a blanket determination that these reclaims are ineligible or otherwise deny these reclaims. As of the date of these financial statements management believes the Portfolios are entitled to these reclaims, however management will continue to evaluate the viability of these claims and the manners in which it may pursue collection, which may result in a partial or complete write-off of the German reclaims.
Emerging Markets: The Global Secured Options Portfolio may invest to gain exposure to securities of companies located in emerging markets. The risks associated with foreign investments are heightened when investing in emerging markets. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in markets, and the significantly smaller market capitalizations of emerging market issuers. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
Central Securities Depositories Regulation: The Central Securities Depositories Regulation ("CSDR") has introduced measures for the authorization and supervision of European Union Central Security Depositories and set out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and its operational aspects, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails, CSDR measures aim to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as to further incentivize timely settlement by imposing cash penalty fines and buy-ins. The Quantitative International Equity Portfolio may be required to pay cash penalties and may also receive cash penalty payments from certain counterparties in instances where there are settlement fails. At this time, the Advisor believes the adoption of CSDR will not have a material impact to the financial statements.
Small Cap Stocks:  The Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Small Cap Equity Portfolio may each invest in securities of small cap issuers.  The stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.
Tax Managed Risk (all Portfolios other than the Equity Income Portfolio, Small Cap Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio): The Portfolios may use various investment methods to reduce the impact of Federal and state income taxes on shareholders’ returns.  As a result, a Portfolio may defer the opportunity to realize gains.
Preferred Stock:  The Strategic Equity Portfolio and Equity Income Portfolio may each invest in preferred stock.  Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.
Dividend Paying Stock:  Income provided by the Equity Income Portfolio may be affected by changes in the dividend policies of the companies in which the Portfolio invests and the capital resources available for such payments at such companies. Issuers that have paid regular dividends or distributions to shareholders may not continue to do so at
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the same level or at all in the future. Dividend paying securities can fall out of favor with the market, causing the Portfolio during such periods to underperform funds that do not focus on dividends.
Strategy Risk:  The application of environmental standards will affect the Environmental Accountability Portfolio’s exposure to certain issuers, industries, sectors, regions and countries and may impact the relative financial performance of the Portfolio — positively or negatively — depending on whether such investments are in or out of favor. The Portfolio’s minimum environmental performance standards and the use of negative screening in determining the subset of companies that are eligible as holdings will exclude certain companies that do not meet a minimum environmental score from a third-party environmental data provider, and these companies may, either individually or in the aggregate, outperform individual Portfolio holdings or the Portfolio as a whole. The Advisor’s use of and reliance on third-party data providers in establishing minimum environmental performance standards will also subject the Portfolio to third party data provider risk.
Third Party Data Providers:  In assessing the eligibility of a company based on environmental research for the Environmental Accountability Portfolio, the Advisor may rely upon information and data, including from third party data providers, as well as on internal analyses that may be based on certain assumptions or hypotheses. The data obtained from third party data providers may be incomplete, inaccurate or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Advisor incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security with respect to the Portfolio’s holdings.
7.  Lending of Portfolio Securities
As of October 31, 2024, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$6,494,292	$6,660,222	$—	0.93
Quantitative U.S. Small Cap Equity Portfolio	72,344	52,315	22,955	3.18
Quantitative International Equity Portfolio	748,221	792,539	—	2.81
Quantitative U.S. Long/Short Equity Portfolio	1,031,604	1,061,873	—	1.33
Quantitative U.S. Total Market Equity Portfolio	837,654	862,080	—	1.78
Small Cap Equity Portfolio	105,751,326	103,063,100	7,265,668	7.63
All securities on loan as of October 31, 2024 from the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio were collateralized by cash; for the Quantitative U.S. Small Cap Equity Portfolio and the Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity that is considered overnight and continuous.
8.  Line of Credit
Effective November 5, 2020, the Fund, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021, November 3, 2022, November 2, 2023 and again on October 31, 2024 and will expire on October 30, 2025, if not renewed. Borrowings under the lines of credit bear interest at rates determined at the time of such borrowings, if any, and are accrued daily and based upon an annualized spread ratio comprised of the higher of the overnight federal funds effective rate or overnight bank funding rate plus 1.35%. Interest charged under this facility during the fiscal year ended October 31, 2024 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the fiscal year ended October 31, 2024, were as follows:
	Amount Outstanding at October 31, 2024	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$3,833,333	6	6.68%	$6,500,000
Quantitative U.S. Large Cap Growth Equity Portfolio	—	19,000,000	3	6.68	28,500,000
Quantitative International Equity Portfolio	—	500,000	4	6.68	500,000
Women in Leadership U.S. Equity Portfolio	—	1,500,000	1	6.68	1,500,000
Quantitative U.S. Long/Short Equity Portfolio	—	1,000,000	2	6.68	1,000,000
108

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)
	Amount Outstanding at October 31, 2024	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Quantitative U.S. Total Market Equity Portfolio	$—	$1,500,000	1	6.68%	$1,500,000
Strategic Equity Portfolio	—	1,375,000	4	6.68	2,500,000
Small Cap Equity Portfolio	—	1,000,000	1	6.68	1,000,000
Equity Income Portfolio	—	500,000	3	6.68	500,000
Secured Options Portfolio	—	8,000,000	1	6.68	8,000,000
Global Secured Options Portfolio	—	3,500,000	2	6.68	5,000,000
* For the year ended October 31, 2024, based on the number of days borrowings were outstanding. Days Oustanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
9.  Subsequent Events
Management has evaluated events and transactions subsequent to October 31, 2024 through the date the financial statements were available to be issued, and has determined that there were no material events that would require recognition or disclosure in the Fund’s financial statements.
109

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
The Glenmede Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Glenmede Fund, Inc. comprising Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Environmental Accountability Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, and Global Secured Options Portfolio (“the Funds”) as of October 31, 2024, the related statements of operations, cash flows (for Quantitative U.S. Long Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio only) and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations and cash flows (as applicable), the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended October 31, 2023, and prior, were audited by other auditors whose report dated December 19, 2023, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2024.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 20, 2024
110

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the fiscal year ended October 31, 2024
Of the ordinary distributions made during the fiscal year ended October 31, 2024, the following percentages have been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.
Secured Options Portfolio	99.13%
Global Secured Options Portfolio	98.83%
Of the ordinary distributions made during the fiscal year ended October 31, 2024, the following percentages qualify for the dividends received deduction available to corporate shareholders:
Quantitative U.S. Large Cap Core Equity Portfolio	100.00%
Quantitative U.S. Large Cap Growth Equity Portfolio	62.71%
Quantitative U.S. Large Cap Value Equity Portfolio	100.00%
Quantitative U.S. Small Cap Equity Portfolio	100.00%
Environmental Accountability Portfolio	100.00%
Women in Leadership U.S. Equity Portfolio	100.00%
Quantitative U.S. Long/Short Equity Portfolio	97.13%
Quantitative U.S. Total Market Equity Portfolio	100.00%
Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Equity Income Portfolio	100.00%
The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for the SEC (book) purposes and Internal Revenue Service (tax) purposes.
Foreign Taxes Paid or Withheld
Portfolio	Total
Quantitative International Equity Portfolio	$90,368
The foreign taxes paid or withheld per share represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.
The Fund paid long-term capital gain distributions of:
Quantitative U.S. Large Cap Core Equity Portfolio	$81,731,911
Quantitative U.S. Large Cap Growth Equity Portfolio	$170,270,428
Quantitative U.S. Large Cap Value Equity Portfolio	$10,864
Quantitative International Equity Portfolio	$89,912
Environmental Accountability Portfolio	$2,034,181
Women in Leadership U.S. Equity Portfolio	$1,185,711
Quantitative U.S. Long/Short Equity Portfolio	$3,870,988
Quantitative U.S. Total Market Equity Portfolio	$2,507,461
Strategic Equity Portfolio	$30,048,558
Small Cap Equity Portfolio	$78,475,377
Equity Income Portfolio	$1,165,977
Global Secured Options Portfolio	$232,951
The above figures may differ from those cited elsewhere in this report due to differences between reporting requirements for SEC (book) purposes and Internal Revenue Service (tax) purposes.
Qualified dividend income (“QDI”) received through October 31, 2024, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:
Quantitative U.S. Large Cap Core Equity Portfolio	$7,313,178
Quantitative U.S. Large Cap Growth Equity Portfolio	$541,790
Quantitative U.S. Large Cap Value Equity Portfolio	$36,284
Quantitative U.S. Small Cap Equity Portfolio	$11,116
Quantitative International Equity Portfolio	$846,783
111

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Concluded)
For the fiscal year ended October 31, 2024
Environmental Accountability Portfolio	$222,628
Women in Leadership U.S. Equity Portfolio	$206,672
Quantitative U.S. Long/Short Equity Portfolio	$687,990
Quantitative U.S. Total Market Equity Portfolio	$75,945
Strategic Equity Portfolio	$694,025
Small Cap Equity Portfolio	$5,311,547
Equity Income Portfolio	$333,140
Qualified interest income (“QII”) received through October 31, 2024, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:
Secured Options Portfolio	90.06%
Global Secured Options Portfolio	56.21%
112

The Glenmede Fund, Inc.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
On January 9, 2024, the Fund, by action of the Board and on recommendation of the Audit Committee, selected Cohen & Company, Ltd. as the independent registered accounting firm of the Fund for the fiscal year ending October 31, 2024.
PricewaterhouseCoopers LLP (the "Prior Auditor") was dismissed as the independent registered public accounting firm to the Fund effective January 11, 2024. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through January 11, 2024.
113

The Glenmede Fund, Inc.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
A Special Meeting of Shareholders of The Glenmede Fund, Inc. was held on Friday, November 17, 2023, at 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania. The description of the proposal and number of shares of The Glenmede Fund, Inc. voted at the meeting are as follows:
To elect three nominees to the Board of Directors of the Fund.
Nominee	Votes For	Votes Withheld
Mary Ann B. Wirts	154,397,068	56,087,325
Andrew Phillips	172,471,646	38,012,748
Rebecca Duseau	172,471,646	38,012,748
All nominees were approved by shareholders. Directors that were previously elected and continue to serve as Directors are as follows: H. Franklin Allen, Ph.D., Susan W. Catherwood, William L. Cobb, Jr. and Harry Wong.
114

The Glenmede Fund, Inc.

Item 10. Remuneration Paid to Directors, Officers, and Others Of Open-End Management Investment Companies
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.
115

The Glenmede Fund, Inc.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
Boards of Directors’/Trustees’ Consideration of Investment Advisory Agreements
At a meeting held on September 10, 2024, the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) renewed the Investment Advisory Agreements for each Portfolio of the Fund. Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the meeting was held by videoconference.
In determining whether to renew the Investment Advisory Agreements  (collectively, the “Agreements”), the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Board’s fiduciary duties, responsibilities and the factors the Board should consider in their evaluation of the Agreements; (2) reports and charts prepared by Glenmede Investment Management LP (the “Advisor”) comparing the performance of each Portfolio it advises, as applicable,  to the performance of its applicable benchmark index and relevant peer group; (3) a Broadridge Financial Solutions, Inc. (“Broadridge”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports and presentations by representatives of the Advisor that described: (i) the nature, extent and quality of the Advisor’s services provided to its Portfolios; (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information, insurance coverage and Forms ADV; (iv) their investment philosophies and processes; (v) their assets under management and client types; (vi) the Advisor’s soft dollar commission policy, including information on the types of research and services obtained in connection with soft dollar commissions and the Advisor’s trade allocation policies; (vii) the current advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the contractual fee and expense waivers in effect for the Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, Women in Leadership U.S. Equity Portfolio, Environmental Accountability Portfolio (formerly, the Responsible ESG U.S. Equity Portfolio), and Quantitative U.S. Total Market Equity Portfolio; (ix) the advisory fee arrangements with the Advisor’s other similarly managed clients, if any; (x) their compliance processes and conflicts of interest assessments; (xi) the Advisor’s profitability analyses related to providing services to the Portfolios; and (xii) the extent to which economies of scale are relevant to the Portfolios. The Directors considered the written materials, the Advisor’s presentations, the Fund’s Chief Compliance Officer’s quarterly reports, and deliberated on the Agreements in light of this information together with information provided to the Directors in advance of each regular quarterly meeting over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.
The nature, extent and quality of the services provided to the Portfolios under the Agreements. The Directors considered the nature, extent and quality of the services provided by the Advisor to the Portfolios and the resources dedicated to the Funds by the Advisor. The Directors also considered the background and experience of the Advisor’s key senior management personnel and the qualifications, background and responsibilities of the portfolio managers who are primarily responsible for the day-to-day portfolio management services for the Portfolios. The Directors also took into account the Advisor’s investment experience.  The Directors also considered that the Board receives information from the Fund’s Chief Compliance Officer regarding the Advisor’s compliance policies and procedures. The Directors also took into account their knowledge of management and the quality of the performance of management’s duties through Board meetings, discussion and reports during the preceding year. After reviewing these and related factors, the Board, including all of the Independent Directors, reached the following conclusions, among others, regarding the Advisor Agreements: the Advisor has the capabilities, resources and personnel necessary to manage its Portfolios, and the Board is satisfied with the quality of services provided by the Advisor in advising its Portfolios.
The costs of the services provided and/or profits realized by the Advisor from its relationship with the Portfolios. The Directors considered the fees charged to each Portfolio that pays an advisory fee as well as the expense levels of each Portfolio. This information included comparisons of each Portfolio’s advisory fee and expenses to those of its peer groups and information about the advisory fees charged by the Advisor to other accounts with a similar strategy, if any. In evaluating the Portfolios’ advisory fees, the Directors considered the demands, complexity and quality of the investment management of the Portfolios.  In considering the fees charged by the Advisor to any comparable accounts, the Directors also considered, among other things, management’s discussion of the different investment restrictions or policies that may be involved in managing accounts of different types and that mutual funds generally involve more compliance and regulatory filings and generally require additional services to manage shareholder purchases and redemptions than separate accounts.
The Directors/Trustees also considered that the Advisor had renewed the existing expense limitation agreements with the Quantitative U.S. Long/Short Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Equity Income Portfolio, Global Secured Options Portfolio, Women in Leadership U.S. Equity Portfolio, and Quantitative U.S. Total Market Equity Portfolio, and had extended the expense limitation agreement with the Environmental Accountability Portfolio, pursuant to which the Advisor agreed to waive all or a portion of its advisory fee and/or reimburse certain expenses as a means of limiting each such Portfolio’s total annual operating expenses for a period of time.
116

The Glenmede Fund, Inc.

The Directors examined the profitability of the Advisor on a Portfolio-by-Portfolio basis and concluded that the profit to the Advisor for advisory services to the Portfolios seemed reasonable. The Boards also noted that The Glenmede Trust Company N.A. receives fees for shareholder servicing fees for certain classes of the Portfolios.  The Board concluded that the benefits derived by the Advisor from managing the Portfolios, including how the Advisor uses soft dollars and selects brokers, and the ways in which it conducts portfolio transactions, seemed reasonable.
After reviewing these and related factors, including taking into account management’s discussion regarding the Portfolios’ expenses, the Board concluded that the advisory fees were reasonable, and that the costs of these services generally and the related profitability of the Advisor from its relationships with the Portfolios were reasonable and supported the continuation of the Agreements. The Board considered the annual operating expenses paid by each Portfolio and the operating expenses being paid by other comparable mutual funds.  The Board concluded that based on the Broadridge reports and those Portfolios that have contractual fee waiver and expense reimbursement agreements with the Advisor, the annual portfolio operating expenses were reasonable.
Investment performance of the Portfolios. The Directors received and reviewed with management information about the performance of the Portfolios over various time periods, including information that compared the performance of the Portfolios to the performance of peer groups and each Portfolio’s performance benchmark. The Board members also took into account the portfolio managers’ discussion of each Portfolio’s performance, including, where applicable, the reasons for a Portfolio’s over-or under-performance as compared to its benchmark index and/or peer group.  The Board concluded that based on the information provided, the performance of the Portfolios is generally mixed as compared with their applicable benchmark indices and other mutual funds in their peer groups in light of all factors considered.
Economies of Scale. The Directors considered the existence of any economies of scale in the provision of services by the Advisor and whether those economies would be shared with the Portfolios through expense waivers or limitations. The Directors noted that since the fees payable to the Advisor do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase.  After reviewing these and related factors, the Board concluded that the advisory fees were reasonable and supported the continuation of the Agreements.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Directors concluded that renewal of the Investment Advisory Agreements would be reasonable and fair to the respective Portfolios and their shareholders, and approved the Agreements for an additional one-year period. Pursuant to the SEC Order, the Board determined that the Directors, including the Independent Directors, voting separately, would ratify their approval at the next in-person Board meeting.
117

The Glenmede Fund, Inc.
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 4000
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, Massachusetts 02114-2016
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
Cohen & Company Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Funds’ investment policies and expenses as well as other pertinent information.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under paragraph (a) of this item.

Item 8.Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Registrant.

Item 19. Exhibits

(a)(1) Code of Ethics referred to in Item 2 of this Form.

(a)(2) Not applicable.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the Registrant are attached.

(a)(4) Not applicable.

(a)(5) Incorporated by reference to Exhibit 13(a)(4) to the Registrant's Form N-CSR filed on June 24, 2024.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the Registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GLENMEDE FUND, INC

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	January 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth A. Eldridge
Elizabeth A. Eldridge
President and Principal Executive Officer

Date:	January 8, 2025

By:	/s/ Christopher E. McGuire
Christopher E. McGuire
Treasurer and Principal Financial Officer

Date:	January 8, 2025